UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                              CERTIFIED SHAREHOLDER
              REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09121
                             JNL VARIABLE FUND LLC
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                               Susan S. Rhee, Esq.
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517 381-5500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004


Item 1. Report to Shareholders.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT 25 FUND
(FORMERLY JNL/CURIAN 25 FUND)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management 25 Fund is to earn total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000 Index rose 11.9%. Small-cap stocks, as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49% and the S&P Mid 400 Barra Value Index rose 19.01%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: Overall, the Fund's Class A shares performed well and attracted large cash flows in 2004. Of the 25 holdings in the Fund, 21 produced positive returns for the year.

Cummins Inc. was the best performer, returning 75% for the period. Its earnings and sales were up in most markets led by its North American heavy-duty truck engine market where sales nearly doubled from the previous year. The company was also awarded from a contract to design mobile power generation units for the U.S. Army.

The weak U.S. dollar also contributed to returns as overseas travel to the United States benefited the Hotel Operations industries.

Starwood Hotels & Resorts returned +65% due to increased occupancy rates.

Mandalay Resorts group also benefited from increased occupancy, but its merger with MGM Mirage is what sent its stock soaring +60% for the year. The combined company creates the world's leading gaming and leisure company.

On the downside, Maytag Corp. was the Fund's biggest laggard returning -22% for the year. Restructuring costs and the rising costs of steel contributed to its lackluster performance.

AVERAGE ANNUAL TOTAL RETURN

1 year          21.90%
5 year           9.32%
Since inception  4.85%
(inception date July 2, 1999)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

date            JNL/Mellon Capital Management 25 Fund (Class A)   S&P Mid 400 Barra Value Index     S&P 500 Index
7/2/1999                    10,000.00                                  10,000.00                      10,000.00
07/31/1999                   9,430.00                                   9,846.18                       9,558.42
08/31/1999                   9,000.00                                   9,473.08                       9,511.15
09/30/1999                   8,520.00                                   9,006.65                       9,250.40
10/31/1999                   8,190.00                                   9,186.37                       9,835.78
11/30/1999                   8,120.00                                   9,372.90                      10,035.73
12/31/1999                   8,300.00                                   9,662.93                      10,626.79
01/31/2000                   7,530.00                                   9,245.62                      10,092.87
02/29/2000                   6,970.00                                   8,906.58                       9,901.81
03/31/2000                   7,800.00                                  10,269.43                      10,870.51
04/30/2000                   8,070.00                                  10,174.83                      10,543.47
05/31/2000                   7,870.00                                  10,470.18                      10,327.14
06/30/2000                   7,370.00                                  10,001.49                      10,581.72
07/31/2000                   7,320.00                                  10,393.01                      10,416.28
08/31/2000                   7,650.00                                  11,136.32                      11,063.28
09/30/2000                   7,010.00                                  11,302.27                      10,479.19
10/31/2000                   7,500.00                                  11,193.86                      10,434.89
11/30/2000                   7,170.00                                  11,208.67                       9,612.22
12/31/2000                   7,940.00                                  12,356.21                       9,659.25
01/31/2001                   8,150.00                                  12,906.43                      10,001.95
02/28/2001                   8,390.00                                  12,478.51                       9,089.94
03/31/2001                   7,980.00                                  11,913.74                       8,514.09
04/30/2001                   8,620.00                                  12,992.26                       9,175.72
05/31/2001                   9,010.00                                  13,266.43                       9,237.20
06/30/2001                   8,820.00                                  13,287.45                       9,012.38
07/31/2001                   8,940.00                                  13,288.84                       8,923.64
08/31/2001                   9,200.00                                  13,019.44                       8,365.02
09/30/2001                   7,880.00                                  11,560.05                       7,689.53
10/31/2001                   8,090.00                                  11,740.76                       7,836.15
11/30/2001                   8,820.00                                  12,454.71                       8,437.25
12/31/2001                   9,070.00                                  13,238.75                       8,511.29
01/31/2002                   9,110.00                                  13,236.17                       8,392.14
02/28/2002                   9,440.00                                  13,550.05                       8,230.30
03/31/2002                   9,950.00                                  14,553.05                       8,539.84
04/30/2002                  10,040.00                                  14,771.38                       8,022.08
05/31/2002                   9,990.00                                  14,514.80                       7,962.98
06/30/2002                   9,440.00                                  13,698.68                       7,395.80
07/31/2002                   8,540.00                                  12,278.07                       6,819.23
08/31/2002                   8,600.00                                  12,385.78                       6,863.97
09/30/2002                   7,710.00                                  11,166.44                       6,117.99
10/31/2002                   7,830.00                                  11,620.91                       6,656.48
11/30/2002                   8,350.00                                  12,366.86                       7,048.27
12/31/2002                   8,010.00                                  11,897.59                       6,630.43
01/31/2003                   7,390.00                                  11,485.75                       6,456.73
02/28/2003                   7,410.00                                  11,243.09                       6,359.86
03/31/2003                   7,290.00                                  11,207.12                       6,421.61
04/30/2003                   7,790.00                                  12,117.02                       6,950.58
05/31/2003                   8,260.00                                  13,300.82                       7,316.79
06/30/2003                   8,370.00                                  13,355.88                       7,410.09
07/31/2003                   8,730.00                                  13,757.41                       7,540.76
08/31/2003                   9,160.00                                  14,458.62                       7,687.80
09/30/2003                   8,860.00                                  14,316.86                       7,606.21
10/31/2003                   9,450.00                                  15,489.23                       8,036.42
11/30/2003                   9,710.00                                  16,100.74                       8,107.13
12/31/2003                  10,640.00                                  16,678.50                       8,532.37
01/31/2004                  10,690.00                                  17,116.03                       8,688.97
02/29/2004                  10,780.00                                  17,568.30                       8,809.71
03/31/2004                  11,070.00                                  17,599.70                       8,676.80
04/30/2004                  11,010.00                                  16,928.76                       8,540.57
05/31/2004                  10,960.00                                  17,280.98                       8,657.78
06/30/2004                  11,740.00                                  17,818.09                       8,826.19
07/31/2004                  11,390.00                                  17,045.27                       8,533.64
08/31/2004                  11,480.00                                  17,164.94                       8,568.18
09/30/2004                  11,860.00                                  17,679.70                       8,660.93
10/31/2004                  11,990.00                                  17,825.72                       8,793.27
11/30/2004                  12,600.00                                  19,095.82                       9,149.02
12/31/2004                  12,970.00                                  19,848.69                       9,460.42


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
(FORMERLY JNL/CURIAN COMMUNICATIONS SECTOR FUND)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The objective of the JNL/Mellon Capital Management Communications Sector Fund is to earn total return through capital appreciation and dividend income. The fund attempts to replicate the investment performance of the Dow Jones US Telecommunications Index.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000 Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.
Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: There were steady client cash contributions into the Fund throughout the year. The Fund's Class A shares returned 17.67% outperforming it's benchmark the Dow Jones US Telecommunications Index which returned 14.88% in 2004.

Verizon Communications and SBC Communications, the two largest holdings in the Fund, both posted positive returns for the year as the sector forecasts sustained revenue growth in the wireless sector, and demand for broadband and digital service.

Unfortunately, the regulatory diversification constraints had a negative impact on the Fund. Due to these regulations, Verizon Communications was capped at 25% of the Fund, which was approximately 4% below its index weight of 29%. This restriction contributed negatively to the Fund's return as Verizon's return was up 20% in 2004. Furthermore, slight overweights in names such as Level 3 Communications, IDT Corp, and Cincinnati Bell Inc. also had a negative impact on the Fund. These names had annual returns of -41%, -33%, and -18%, respectively.

AVERAGE ANNUAL TOTAL RETURN

1 year           17.67%
5 year          -20.02%
Since inception -12.07%
(inception date July 2, 1999)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

                    JNL/Mellon Capital Management            Dow Jones US
date            Communications Sector Fund (Class A)    Telecommunications Index
7/2/1999                        10,000.00                       10,000.00
7/31/1999                        9,660.00                        9,846.47
8/31/1999                        9,310.00                        8,918.74
9/30/1999                        9,740.00                        9,264.82
10/31/1999                      10,890.00                       10,015.95
11/30/1999                      12,150.00                       10,356.35
12/31/1999                      15,090.00                       10,168.07
1/31/2000                       14,500.00                        9,684.40
2/29/2000                       17,990.00                        8,908.77
3/31/2000                       18,290.00                       10,038.46
4/30/2000                       16,720.00                        9,156.01
5/31/2000                       15,170.00                        8,259.05
6/30/2000                       16,410.00                        8,516.26
7/31/2000                       15,460.00                        7,877.07
8/31/2000                       15,710.00                        7,647.48
9/30/2000                       14,130.00                        7,417.33
10/31/2000                      13,480.00                        7,629.54
11/30/2000                      11,530.00                        6,508.97
12/31/2000                      11,020.00                        5,992.55
1/31/2001                       11,700.00                        6,906.62
2/28/2001                        8,540.00                        6,216.72
3/31/2001                        7,570.00                        5,862.66
4/30/2001                        8,520.00                        6,104.49
5/31/2001                        7,960.00                        5,968.34
6/30/2001                        7,280.00                        5,745.88
7/31/2001                        6,650.00                        5,973.18
8/31/2001                        5,880.00                        5,421.73
9/30/2001                        5,590.00                        5,719.96
10/31/2001                       5,530.00                        4,969.96
11/30/2001                       5,970.00                        5,054.85
12/31/2001                       5,790.00                        5,144.86
1/31/2002                        5,370.00                        4,724.71
2/28/2002                        4,670.00                        4,428.76
3/31/2002                        4,760.00                        4,338.18
4/30/2002                        4,070.00                        3,645.16
5/31/2002                        3,960.00                        3,773.33
6/30/2002                        3,240.00                        3,301.92
7/31/2002                        2,920.00                        2,876.07
8/31/2002                        2,970.00                        2,821.38
9/30/2002                        2,550.00                        2,428.30
10/31/2002                       3,130.00                        3,175.73
11/30/2002                       3,500.00                        3,540.05
12/31/2002                       3,150.00                        3,276.85
1/31/2003                        3,100.00                        3,043.85
2/28/2003                        2,940.00                        2,788.06
3/31/2003                        2,960.00                        2,774.95
4/30/2003                        3,240.00                        3,027.90
5/31/2003                        3,510.00                        3,230.70
6/30/2003                        3,610.00                        3,344.64
7/31/2003                        3,680.00                        3,144.68
8/31/2003                        3,740.00                        3,148.10
9/30/2003                        3,620.00                        3,017.64
10/31/2003                       3,820.00                        3,166.62
11/30/2003                       3,850.00                        3,123.89
12/31/2003                       4,190.00                        3,393.07
1/31/2004                        4,390.00                        3,508.43
2/29/2004                        4,530.00                        3,566.83
3/31/2004                        4,400.00                        3,508.43
4/30/2004                        4,320.00                        3,482.80
5/31/2004                        4,280.00                        3,347.78
6/30/2004                        4,360.00                        3,449.18
7/31/2004                        4,460.00                        3,550.87
8/31/2004                        4,420.00                        3,585.05
9/30/2004                        4,540.00                        3,630.34
10/31/2004                       4,580.00                        3,662.53
11/30/2004                       4,770.00                        3,803.81
12/31/2004                       4,930.36                        3,897.81



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
(FORMERLY JNL/CURIAN CONSUMER BRANDS SECTOR FUND)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund is to earn total return through capital appreciation and dividend income. The Fund attempts to replicate the investment performance of the Dow Jones US Consumer Services Index.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares received significant cash inflows during the year and closely tracked the Dow Jones US Consumer Services Index returning 10.08% vs. 10.18%, respectively. The most important event affecting the Fund during the year occurred when Dow Jones changed the industry classification of the Consumer Cyclicals to Consumer Services. This resulted in 17% turnover within the Fund, an addition of 43 new positions, and the deletion of 85 stocks from the Index. The most significant companies dropped from the Index included Ford, General Motors, Nike, and Mattel. The most significant additions were eBay, Sysco, and Cendant.

Kmart was among the biggest gainers in the Fund, which was up over 300% on optimism over the company's turnaround chances. Several other stocks were up over 100% for the year, including: American Eagle Outfitter rose due to gains in efficiency and good financial results (compared to 2003), Sirius Satellite Radio exceeded its goal of 1 million subscribers, as well as showing robust retail sales, Pinnacle Entertainment rose on earnings beating expectations and a sustained turnaround

The laggards in the Fund were: Flyi Inc., down 82% due to continued bankruptcy concerns, Krispy Kreme from the company faulting lower sales due to low-carb dieters to serious allegations stemming from its franchised-store acquisition and accounting practices, Tower Automotive down 73% through November on cash flow concerns. Tower Automotive was removed from the Index on 12/17/04.

Finally, among the biggest weighted stocks in the Fund, Home Depot, Disney, McDonald's, and Target were all up more than 20% for the year, thus helping the performance of the overall Fund.


AVERAGE ANNUAL TOTAL RETURN

1 year           10.08%
5 year            4.30%
Since inception   3.04%
(inception date July 2, 1999)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

                   JNL/Mellon Capital Management         Dow Jones US Consumer,
date            Consumer Brands Sector Fund (Class A)        Cyclical Index
7/2/1999                     10,000.00                           10,000.00
07/31/1999                    9,730.00                            9,384.27
08/31/1999                    9,640.00                            8,962.37
09/30/1999                    8,820.00                            9,080.50
10/31/1999                    9,540.00                            9,695.29
11/30/1999                    9,660.00                            9,873.41
12/31/1999                    9,550.00                           10,740.15
01/31/2000                    9,130.00                            9,808.38
02/29/2000                    8,390.00                            9,131.07
03/31/2000                    9,010.00                           10,389.07
04/30/2000                    8,790.00                           10,119.34
05/31/2000                    9,280.00                            9,648.18
06/30/2000                    9,460.00                            9,473.50
07/31/2000                    9,210.00                            9,386.95
08/31/2000                    8,940.00                            9,304.80
09/30/2000                    9,220.00                            9,155.94
10/31/2000                    9,940.00                            9,103.37
11/30/2000                   10,090.00                            8,463.20
12/31/2000                   10,310.00                            8,739.55
01/31/2001                    9,950.00                            9,779.43
02/28/2001                    9,670.00                            9,145.87
03/31/2001                    9,010.00                            8,704.61
04/30/2001                    9,090.00                            9,448.64
05/31/2001                    9,360.00                            9,708.61
06/30/2001                    9,180.00                            9,546.84
07/31/2001                    9,350.00                            9,473.82
08/31/2001                    9,170.00                            8,615.23
09/30/2001                    8,650.00                            7,431.83
10/31/2001                    8,770.00                            7,516.80
11/30/2001                    9,310.00                            8,495.31
12/31/2001                    9,420.00                            8,755.60
01/31/2002                    9,490.00                            8,687.62
02/28/2002                    9,710.00                            8,782.36
03/31/2002                    9,880.00                            8,972.77
04/30/2002                    9,890.00                            8,691.71
05/31/2002                    9,820.00                            8,646.07
06/30/2002                    9,250.00                            7,871.82
07/31/2002                    8,870.00                            6,961.61
08/31/2002                    9,080.00                            7,107.97
09/30/2002                    8,410.00                            6,497.07
10/31/2002                    9,000.00                            6,890.17
11/30/2002                    9,100.00                            7,226.31
12/31/2002                    8,860.00                            6,598.72
01/31/2003                    8,380.00                            6,418.06
02/28/2003                    8,250.00                            6,313.57
03/31/2003                    8,510.00                            6,466.53
04/30/2003                    9,040.00                            7,184.13
05/31/2003                    9,430.00                            7,484.38
06/30/2003                    9,580.00                            7,664.10
07/31/2003                    9,770.00                            7,838.78
08/31/2003                    9,770.00                            8,239.43
09/30/2003                    9,840.00                            7,873.08
10/31/2003                   10,290.00                            8,563.61
11/30/2003                   10,420.00                            8,633.16
12/31/2003                   10,710.00                            8,765.03
01/31/2004                   10,660.00                            8,721.92
02/29/2004                   10,960.00                            8,980.63
03/31/2004                   10,940.00                            8,962.68
04/30/2004                   10,700.00                            8,766.61
05/31/2004                   10,690.00                            8,753.70
06/30/2004                   10,730.00                            8,786.43
07/31/2004                   10,260.00                            8,402.77
08/31/2004                   10,220.00                            8,372.25
09/30/2004                   10,450.00                            8,565.80
10/31/2004                   10,810.00                            8,864.80
11/30/2004                   11,220.00                            9,194.95
12/31/2004                   11,790.00                            9,657.62


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND
(FORMERLY JNL/CURIAN ENERGY SECTOR FUND)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The objective of the JNL/Mellon Capital Management Energy Sector Fund is to earn total return through capital appreciation and dividend income. The Fund attempts to replicate the investment performance of the Dow Jones U.S. Oil and Gas Index.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.
Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares received significant cash inflows during the year and outperformed the Dow Jones US Oil and Gas Index returning 33.33% vs. 29.94% , respectively. There are five companies that make up approximately sixty percent of the index that also contributed to the strong return generated in 2004. These companies include: Exxon Mobil up 28%, ChevronTexaco up 25%, ConocoPhillips up 36%, Schlumberger up 24%, Occidental Petroleum up 41%.

These oil and/or oil services related companies each had outstanding performance largely due to the overall increase in crude oil and natural gas prices. However, due to regulatory diversification restrictions, the weight of Exxon Mobil in the Fund was capped at 25%, which was approximately 12% below the actual Index weight. Since the Dow Jones U.S. Oil and Gas Index outperformed the return of Exxon by 4%, the under-weight in Exxon and the gains for the stocks that were over-weighted contributed to the positive performance versus the Index.

AVERAGE ANNUAL TOTAL RETURN

1 year           33.33%
5 year           12.88%
Since inception  12.22%
(inception date July 2, 1999)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.


                JNL/Mellon Capital Management
date            Energy Sector Fund (Class A)     Dow Jones US Oil and Gas Index
7/2/1999                  10,000.00                    10,000.00
07/31/1999                10,220.00                    10,021.72
08/31/1999                10,720.00                    10,163.78
09/30/1999                 9,950.00                     9,745.52
10/31/1999                 9,730.00                     9,572.64
11/30/1999                 9,830.00                     9,747.78
12/31/1999                10,270.00                     9,769.54
01/31/2000                10,010.00                     9,811.85
02/29/2000                10,470.00                     9,179.60
03/31/2000                12,280.00                    10,614.79
04/30/2000                12,170.00                    10,513.91
05/31/2000                13,440.00                    11,517.55
06/30/2000                12,770.00                    10,892.17
07/31/2000                12,270.00                    10,621.80
08/31/2000                14,050.00                    11,627.17
09/30/2000                14,320.00                    12,020.48
10/31/2000                13,440.00                    11,613.54
11/30/2000                12,500.00                    11,055.41
12/31/2000                14,910.00                    12,137.53
01/31/2001                14,350.00                    11,697.92
02/28/2001                14,520.00                    11,616.49
03/31/2001                14,120.00                    11,444.40
04/30/2001                15,770.00                    12,627.72
05/31/2001                15,040.00                    12,480.26
06/30/2001                12,890.00                    11,335.33
07/31/2001                12,410.00                    11,073.10
08/31/2001                11,640.00                    10,564.75
09/30/2001                 9,860.00                     9,785.35
10/31/2001                10,940.00                    10,357.99
11/30/2001                10,290.00                     9,896.29
12/31/2001                11,110.00                    10,527.03
01/31/2002                10,510.00                    10,119.72
02/28/2002                11,200.00                    10,524.37
03/31/2002                12,300.00                    11,390.58
04/30/2002                12,360.00                    10,872.99
05/31/2002                12,000.00                    10,583.07
06/30/2002                11,530.00                    10,312.27
07/31/2002                10,100.00                     9,073.87
08/31/2002                10,420.00                     9,082.32
09/30/2002                 9,930.00                     8,319.27
10/31/2002                10,300.00                     8,598.52
11/30/2002                10,380.00                     8,875.55
12/31/2002                10,720.00                     8,906.23
01/31/2003                10,520.00                     8,655.44
02/28/2003                11,010.00                     8,838.20
03/31/2003                10,820.00                     8,899.56
04/30/2003                10,790.00                     8,893.78
05/31/2003                12,140.00                     9,701.73
06/30/2003                11,900.00                     9,552.77
07/31/2003                11,280.00                     9,237.95
08/31/2003                12,180.00                     9,800.90
09/30/2003                11,860.00                     9,553.22
10/31/2003                12,230.00                     9,644.38
11/30/2003                12,500.00                     9,641.27
12/31/2003                14,130.00                    10,942.36
01/31/2004                14,380.00                    11,093.99
02/29/2004                15,070.00                    11,561.78
03/31/2004                15,020.00                    11,492.41
04/30/2004                15,280.00                    11,702.73
05/31/2004                15,210.00                    11,661.82
06/30/2004                16,250.00                    12,351.50
07/31/2004                16,740.00                    12,755.70
08/31/2004                16,460.00                    12,536.48
09/30/2004                18,000.00                    13,630.37
10/31/2004                17,980.00                    13,661.50
11/30/2004                19,280.00                    14,522.82
12/31/2004                18,840.00                    14,218.67



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
(FORMERLY JNL/CURIAN FINANCIAL SECTOR FUND)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The objective of the JNL/Mellon Capital Management Financial Sector Fund is to earn total return through capital appreciation and dividend income. The Fund attempts to replicate the investment performance of the Dow Jones US Financial Index.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares received steady client cash contributions during the year and outperformed the Dow Jones US Financial Index returning 13.48% vs. 10.45%, respectively.

The mutual fund diversification regulations had an overall positive impact on the Fund return with respect to both overweighted and underweighted securities. Overweights in names such as Lehman Brothers Holdings, Chubb Group, Affiliated Managers Group, and Prudential Financial contributed positively with annual returns of +14%, +15%, +46% and +33% respectively. Lehman Brother's gain in market share of their fixed income business while their competitors were retracting contributed significantly in their growth for the year. Affiliated Managers Group earnings rose for the year from increased investment fees as the company continues to make investments in money management firms.

Nevertheless, in the case of Bank of America, the Fund's diversification requirement to limit the weight of that company to 5% contributed negatively to the portfolio due to the security's return of +22%.

AVERAGE ANNUAL TOTAL RETURN

1 year           13.48%
5 year            7.90%
Since inception   5.08%
(inception date July 2, 1999)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.


                JNL/Mellon Capital Management
date           Financial Sector Fund (Class A)      Dow Jones US Financial Index
7/2/1999                 10,000.00                    10,000.00
7/31/1999                 9,050.00                     9,270.64
8/31/1999                 8,510.00                     8,814.01
9/30/1999                 8,160.00                     8,348.81
10/31/1999                9,650.00                     9,559.47
11/30/1999                9,040.00                     9,151.14
12/31/1999                8,970.00                     8,926.97
1/31/2000                 8,590.00                     8,603.42
2/29/2000                 8,100.00                     7,674.55
3/31/2000                 9,640.00                     9,046.98
4/30/2000                 9,060.00                     8,741.30
5/31/2000                 9,210.00                     9,263.10
6/30/2000                 9,180.00                     8,757.90
7/31/2000                10,060.00                     9,615.58
8/31/2000                11,400.00                    10,481.31
9/30/2000                11,710.00                    10,752.52
10/31/2000               11,380.00                    10,672.77
11/30/2000               10,300.00                    10,094.86
12/31/2000               11,420.00                    11,092.93
1/31/2001                11,250.00                    11,047.40
2/28/2001                10,480.00                    10,363.06
3/31/2001                10,090.00                    10,057.39
4/30/2001                10,500.00                    10,410.62
5/31/2001                10,890.00                    10,809.39
6/30/2001                10,820.00                    10,851.65
7/31/2001                10,780.00                    10,694.15
8/31/2001                10,100.00                    10,096.63
9/30/2001                 9,350.00                     9,504.63
10/31/2001                9,020.00                     9,317.45
11/30/2001                9,780.00                     9,946.93
12/31/2001               10,100.00                    10,176.89
1/31/2002                10,120.00                    10,026.69
2/28/2002                10,030.00                     9,918.50
3/31/2002                10,770.00                    10,543.96
4/30/2002                10,530.00                    10,327.84
5/31/2002                10,560.00                    10,301.42
6/30/2002                10,010.00                     9,820.63
7/31/2002                 9,250.00                     9,102.59
8/31/2002                 9,400.00                     9,265.87
9/30/2002                 8,320.00                     8,217.23
10/31/2002                8,900.00                     8,829.36
11/30/2002                9,330.00                     9,161.46
12/31/2002                8,680.00                     8,714.13
1/31/2003                 8,570.00                     8,551.86
2/28/2003                 8,350.00                     8,297.24
3/31/2003                 8,340.00                     8,257.24
4/30/2003                 9,320.00                     9,183.35
5/31/2003                 9,830.00                     9,677.48
6/30/2003                 9,710.00                     9,692.32
7/31/2003                10,120.00                    10,111.48
8/31/2003                10,170.00                    10,018.39
9/30/2003                10,330.00                    10,087.08
10/31/2003               11,300.00                    10,742.48
11/30/2003               11,340.00                    10,769.90
12/31/2003               11,570.00                    11,220.00
1/31/2004                11,940.00                    11,558.64
2/29/2004                12,250.00                    11,852.00
3/31/2004                12,160.00                    11,760.93
4/30/2004                11,480.00                    11,092.20
5/31/2004                11,780.00                    11,331.47
6/30/2004                11,880.00                    11,392.60
7/31/2004                11,640.00                    11,137.99
8/31/2004                12,040.00                    11,531.23
9/30/2004                12,040.00                    11,454.49
10/31/2004               12,180.00                    11,544.05
11/30/2004               12,620.00                    11,916.15
12/31/2004               13,130.02                    12,391.91



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
(FORMERLY JNL/CURIAN GLOBAL 15 FUND)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management Global 15 Fund is to earn total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:
INTERNATIONAL MARKET OVERVIEW: International equity markets enjoyed a strong year, as the MSCI EAFE Index gained 10.2% in local terms and 17.6% is U.S. dollar terms. The U.S. dollar finished the year at a nine-year low against a basket of major currencies, which boosted returns for U.S. investors. Within the MSCI EAFE Index, all markets posted positive returns in U.S. dollar terms, while Finland was the only negative market in local terms. The best-performing countries in U.S.-dollar terms were Austria 74%, Norway 49.6%, and Greece 41.2%. The lowest performers were the Netherlands 9.13% and Finland 8%.

Generally, the international equity markets began the year reaching new highs, but experienced sharp corrections following the Madrid terrorist attack in mid-March. The euro weakened against the U.S. dollar, while the Japanese yen continued to strengthen against the U.S. currency. Overall, returns in U.S. dollar terms were sub par for European equities and very strong for Japanese equities, particularly Japanese financial stocks. During the second quarter of 2004, international equity markets had mixed performance. The euro strengthened against the U.S. dollar, while the Japanese yen was unchanged against the U.S. currency. By and large, returns in U.S. dollar terms were strong for European equities and sub par for Japanese equities. However, by the end of the third quarter, the international markets declined a bit, as the MSCI EAFE Index dropped 0.23% in U.S. dollar terms. High oil prices and their potential drag on global economic growth were major factors on overseas equity market returns. As the year came to a close, international stocks again moved upward to finish with solid gains, as continued low bond yields and higher expected earnings drove investors into equities.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares received consistent cash contributions during the year and outperformed the MSCI DTR World Index returning 28.11% vs. 14.72%, respectively. A key performance driver in the Fund was the U.S. dollar's depreciation versus the British pound. Overall, the 8% appreciation of the British pound was a positive contributor to international investors.

Thirteen securities within the Fund yielded positive returns. The top three companies that produced exceptional performance are highlighted below:

Cosco Pacific experienced a 61% return in 2004 largely due to expansion. The world's sixth largest container company announced its intentions to further expand its port in China, North America and Northern Europe. This was supported by its plan to buy sixteen percent of China's International Marine Container Company, the world's biggest maker of freight containers.

Tate & Lyle, Europe's largest cane sugar refiner, had a 72% return thanks to growing sales of its Sucrolose calorie-free sweetener. The exceptional growth of SPLENDA blend Sucrolose is a result of the Atkins diet boom as well as the food and drink makers enthusiasm to sell "low carbohydrate" branded products.

The EMI Group had a return of 85% after experiencing a four-year drop in sales. EMI, the world's second largest record company, continued to demonstrate strong performance and gained market share in the U.S. after surpassing Sony in the global markets the previous year.

AVERAGE ANNUAL TOTAL RETURN

1 year           28.11%
5 year            7.24%
Since inception   4.53%
(inception date July 2, 1999)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

                JNL/Mellon Capital Management
date             Global 15 Fund (Class A)         MSCI DTR World Index
7/2/1999                 10,000.00                   10,000.00
07/31/1999                9,420.00                    9,768.54
08/31/1999                9,450.00                    9,749.84
09/30/1999                8,630.00                    9,653.98
10/31/1999                8,160.00                   10,154.47
11/30/1999                8,350.00                   10,438.83
12/31/1999                8,990.00                   11,282.46
01/31/2000                7,980.00                   10,647.01
02/29/2000                7,430.00                   10,674.45
03/31/2000                7,840.00                   11,410.93
04/30/2000                7,810.00                   10,927.15
05/31/2000                7,330.00                   10,649.02
06/30/2000                7,470.00                   11,006.27
07/31/2000                7,620.00                   10,695.11
08/31/2000                7,850.00                   11,041.69
09/30/2000                7,570.00                   10,453.28
10/31/2000                7,640.00                   10,276.84
11/30/2000                7,750.00                    9,651.62
12/31/2000                8,740.00                    9,806.46
01/31/2001                9,120.00                    9,995.31
02/28/2001                9,220.00                    9,149.47
03/31/2001                8,410.00                    8,546.97
04/30/2001                8,570.00                    9,177.00
05/31/2001                8,880.00                    9,059.68
06/30/2001                8,800.00                    8,774.56
07/31/2001                8,620.00                    8,657.28
08/31/2001                8,570.00                    8,240.46
09/30/2001                7,530.00                    7,513.24
10/31/2001                7,600.00                    7,656.71
11/30/2001                8,410.00                    8,108.52
12/31/2001                8,680.00                    8,158.67
01/31/2002                8,400.00                    7,910.67
02/28/2002                8,390.00                    7,841.09
03/31/2002                8,980.00                    8,186.49
04/30/2002                9,080.00                    7,908.23
05/31/2002                9,070.00                    7,921.42
06/30/2002                8,720.00                    7,439.42
07/31/2002                8,130.00                    6,811.70
08/31/2002                8,110.00                    6,823.33
09/30/2002                7,220.00                    6,072.08
10/31/2002                7,640.00                    6,519.50
11/30/2002                7,850.00                    6,870.01
12/31/2002                7,480.00                    6,536.23
01/31/2003                6,990.00                    6,337.04
02/28/2003                6,470.00                    6,226.14
03/31/2003                6,450.00                    6,205.59
04/30/2003                7,180.00                    6,755.51
05/31/2003                8,040.00                    7,140.13
06/30/2003                8,140.00                    7,262.81
07/31/2003                8,600.00                    7,409.44
08/31/2003                9,170.00                    7,568.61
09/30/2003                9,090.00                    7,614.16
10/31/2003                9,690.00                    8,065.24
11/30/2003                9,470.00                    8,187.14
12/31/2003                9,960.00                    8,700.14
01/31/2004               10,500.00                    8,839.74
02/29/2004               10,970.00                    8,987.77
03/31/2004               10,880.00                    8,928.12
04/30/2004               10,290.00                    8,745.27
05/31/2004               10,270.00                    8,818.24
06/30/2004               10,570.00                    9,006.12
07/31/2004               10,570.00                    8,712.07
08/31/2004               10,770.00                    8,750.36
09/30/2004               11,200.00                    8,915.90
10/31/2004               11,510.00                    9,134.07
11/30/2004               12,480.00                    9,613.89
12/31/2004               12,760.00                    9,980.88


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management JNL 5 Fund is to earn total return through capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.
The fourth quarter's return of 9.2% for the S&P 500 comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: This Fund commenced operations on October 4, 2004, and continually received contributions through the end of the year. The Fund's Class A shares outperformed it's benchmark, during this period, 9.37% vs. 7.24%. Four companies held in the Fund experienced fourth quarter returns greater than 30%, as described below:

Tate & Lyle, Europe's largest cane sugar refiner had a 31% return fourth quarter 2004 thanks to growing sales of its Sucrolose calorie-free sweetener. The exceptional growth of SPLENDA blend Sucrolose is a result of the Atkins Diet boom as well as the food and drink makers' enthusiasm to sell "low carbohydrate" branded products. Silgan Holdings, a leading supplier of consumer goods packaging products, also had a 31% return in fourth quarter 2004. The company announced that its third quarter earnings increased forty-three percent due to boosts in both revenue and operating income. PC Connection, Inc, a leading direct marketer of information technology products and solutions, had a 33% return in fourth quarter 2004. The company announced that its third quarter earnings per share increased twenty-two percent as well as experiencing a seventeen percent jump of net sales growth in large corporate accounts. Ameristar Casinos Inc., a leading Las Vegas-based gaming and entertainment company, had a 43% return in fourth quarter 2004. The company continued expansion and improvement of their leadership position in market share, as shown in its record financial results announced in the third quarter.

The two companies that hindered the performance of the Fund were as follows:
The Bombay Company's 26% decline in stock price was a result of a significant drop in sales. Noven Pharmaceuticals, a developer and manufacturer of advanced transdermal drug delivery technologies and prescription transdermal products, had a 22% decline in return during the fourth quarter 2004. This drop in stock price was a result of the company announcing they will be revising their estimates.

AVERAGE ANNUAL TOTAL RETURN

Since inception   9.37%
(inception date October 4, 2004)

                JNL/Mellon Capital Management
date                JNL 5 Fund (Class A)          S&P 500 Index
10/4/2004                  10,000.00                10,000.00
10/31/2004                  9,880.00                 9,967.46
11/30/2004                 10,570.00                10,370.71
12/31/2004                 10,936.85                10,723.69


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management Nasdaq 15 Fund is total return.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.
Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: This Fund commenced operations on October 4, 2004. For the period, the Fund's Class A shares returned 8.70% vs. 11.23% for its benchmark, the Nasdaq 100 Index. As one of the largest holdings in the Fund, Intel Corp 18% was the biggest contributor to overall return, returning +11% since the Fund's inception. Returns were driven primarily by favorable third quarter results and news of a new CEO with a more consumer-oriented focus. Returns for the two largest holdings, Cisco & Qualcomm (representing approximately 19% of the Fund each) were slightly positive, +2% and +4%, respectively.

A number of smaller holdings also contributed positively to the Fund's results. Starbucks, Electronic Arts and Garmin Ltd. had the largest returns of +33%, +38%, and +42%, respectively over the same period. Returns for these three companies were driven primarily by third quarter results and favorable financials over the period.

The biggest laggard for the Fund was Sandisk, which dropped 20% due to negative third quarter results.

AVERAGE ANNUAL TOTAL RETURN

Since inception   8.70%
(inception date October 4, 2004)


                JNL/Mellon Capital Management
date             NASDAQ(R) 15 Fund (Class A)         NASDAQ(R) 100 Index
10/4/2004               10,000.00                          10,000
10/31/2004              10,260.00                          10,191
11/30/2004              10,490.00                          10,778
12/31/2004              10,870.00                          11,123


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND (FORMERLY JNL/CURIAN PHARMACEUTICAL/HEALTHCARE SECTOR FUND)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The objective of the JNL/Mellon Capital Pharmaceutical/Healthcare Sector Fund is to earn total return through capital appreciation and dividend income. The Fund attempts to replicate the investment performance of the Dow Jones US Healthcare Index.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.
Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares tracked its Index in 2004 while receiving steady contributions throughout the year returning 3.46% vs. 3.21%, respectively. One of the Fund's best performers was one of the largest healthcare companies, Johnson & Johnson (up 25%). Johnson & Johnson has a broad range of consumer products and does not rely as much on top selling drugs for growth, as many pharmaceutical companies do.

On the other hand, there were two large pharmaceutical companies that hurt the Fund's performance: Merck & Co. (down 28%) and Pfizer (down 22%). Concerns about drug safety and potential legal costs pushed their stock prices down. Merck & Co. took its painkiller Vioxx off the market after a study showed that the drug increased the risk of heart attacks and strokes. Pfizer announced study results that showed that its painkiller Celebrex increased the risk of heart attacks if taken in high dosages. Although Celebrex is still on the market, the Food and Drug Administration is considering warning labels for the drug and possibly even pulling the drug from the market.


AVERAGE ANNUAL TOTAL RETURN

1 year            3.46%
5 year            3.68%
Since inception   2.85%
(inception date July 2, 1999)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.


                JNL/Mellon Capital Management
                 Pharmaceutical/Healthcare
date              Sector Fund (Class A)         Dow Jones US Healthcare Index
7/2/1999                 10,000.00                     10,000.00
07/31/1999                9,500.00                      9,364.39
08/31/1999                9,590.00                      9,670.94
09/30/1999                9,080.00                      8,911.72
10/31/1999                9,370.00                      9,887.10
11/30/1999                9,880.00                     10,029.66
12/31/1999                9,740.00                      9,418.70
01/31/2000               10,320.00                     10,068.96
02/29/2000               10,680.00                      9,570.19
03/31/2000               10,610.00                      9,778.84
04/30/2000               10,510.00                     10,269.75
05/31/2000               10,560.00                     10,698.49
06/30/2000               12,080.00                     11,825.36
07/31/2000               11,930.00                     11,165.10
08/31/2000               12,940.00                     11,412.34
09/30/2000               13,480.00                     11,917.55
10/31/2000               13,370.00                     12,238.03
11/30/2000               13,430.00                     12,460.26
12/31/2000               13,600.00                     12,868.63
01/31/2001               12,710.00                     11,756.77
02/28/2001               12,910.00                     11,658.16
03/31/2001               11,750.00                     10,674.91
04/30/2001               12,360.00                     11,091.50
05/31/2001               12,760.00                     11,245.49
06/30/2001               12,920.00                     10,887.13
07/31/2001               13,050.00                     11,230.84
08/31/2001               12,750.00                     10,849.62
09/30/2001               12,580.00                     10,826.75
10/31/2001               12,420.00                     10,882.48
11/30/2001               12,710.00                     11,434.84
12/31/2001               12,670.00                     11,102.92
01/31/2002               11,940.00                     10,859.97
02/28/2002               11,550.00                     10,824.96
03/31/2002               11,700.00                     10,889.63
04/30/2002               11,180.00                     10,202.22
05/31/2002               10,670.00                      9,973.56
06/30/2002                9,510.00                      9,057.13
07/31/2002                9,370.00                      8,826.32
08/31/2002                9,290.00                      8,869.91
09/30/2002                8,860.00                      8,341.85
10/31/2002                9,080.00                      8,773.09
11/30/2002                8,970.00                      9,009.61
12/31/2002                8,790.00                      8,677.33
01/31/2003                8,870.00                      8,641.25
02/28/2003                8,840.00                      8,454.39
03/31/2003                9,200.00                      8,776.30
04/30/2003                9,530.00                      9,096.06
05/31/2003               10,340.00                      9,374.74
06/30/2003               10,770.00                      9,741.31
07/31/2003               10,600.00                      9,750.95
08/31/2003               10,490.00                      9,409.75
09/30/2003               10,420.00                      9,426.54
10/31/2003               10,540.00                      9,534.80
11/30/2003               10,920.00                      9,702.01
12/31/2003               11,280.00                     10,219.71
01/31/2004               11,610.00                     10,535.19
02/29/2004               11,710.00                     10,631.30
03/31/2004               11,320.00                     10,271.88
04/30/2004               11,630.00                     10,561.28
05/31/2004               11,610.00                     10,530.20
06/30/2004               11,600.00                     10,513.04
07/31/2004               10,980.00                      9,944.96
08/31/2004               11,170.00                     10,106.81
09/30/2004               11,050.00                      9,992.11
10/31/2004               10,810.00                      9,781.32
11/30/2004               11,020.00                      9,956.75
12/31/2004               11,670.18                     10,547.69



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
(FORMERLY JNL/CURIAN SMALL-CAP FUND)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund is to earn total return through capital appreciation.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell Index rose (11.9%). Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps 11.40% for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares returned 12.58% vs. 18.44% for it's benchmark, the Russell 2000 Index. Below is a brief discussion regarding the top performers of the Fund in 2004: Tenneco ended the year up 158%. Tenneco began the year with positive financials and late in the year announced labor and operational cost cutting restructurings contributing to its performance. Range Resources performed very well and ended the year up 117%. This strong performance was largely based on positive financials, along with new gas discoveries, and acquisitions. Ameristar finished the year up 79%. At the beginning of the year, the company had both a positive outlook and strong financials only to miss estimates mid year. However, Ameristar still managed to end the year with record financial results. Jarden Corp. completed the year up 59%. Early in the year, Jarden was boosted by a ratings upgrade from Moody's on the company's debt, with record sales and acquisitions later in the year.

The bottom performers of the Fund included: Cyberonics ended the year down 35%. Cyberonics price increased midyear based on FDA review of a drug to treat depression, but then fell after the FDA did not approve of a device to treat epilepsy. Net2phone ended the year down 50%. Throughout the year negative financial performance and missed projections plagued the company. Thoratec ended the year down 19% due to poor financial performance and missed sales and earnings estimates.


AVERAGE ANNUAL TOTAL RETURN

1 year           12.58%
5 year           10.00%
Since inception  13.39%
(inception date July 2, 1999)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

                 JNL/Mellon Capital Management
date                Small-Cap Fund (Class A)       Russell 2000 Index
7/2/1999                   10,000.00                      10,000.00
07/31/1999                  9,780.00                       9,749.18
08/31/1999                  9,310.00                       9,390.31
09/30/1999                  9,560.00                       9,390.16
10/31/1999                  9,650.00                       9,430.07
11/30/1999                 10,770.00                      10,004.17
12/31/1999                 12,380.00                      11,136.72
01/31/2000                 11,560.00                      10,955.82
02/29/2000                 15,210.00                      12,766.85
03/31/2000                 14,830.00                      11,926.69
04/30/2000                 13,050.00                      11,208.69
05/31/2000                 12,130.00                      10,554.19
06/30/2000                 13,760.00                      11,476.75
07/31/2000                 13,050.00                      11,117.63
08/31/2000                 14,940.00                      11,961.63
09/30/2000                 14,470.00                      11,607.37
10/31/2000                 14,330.00                      11,090.21
11/30/2000                 14,240.00                       9,951.16
12/31/2000                 15,130.00                      10,811.64
01/31/2001                 15,320.00                      11,374.61
02/28/2001                 14,900.00                      10,628.50
03/31/2001                 13,710.00                      10,108.93
04/30/2001                 14,940.00                      10,899.44
05/31/2001                 15,100.00                      11,166.53
06/30/2001                 15,520.00                      11,547.64
07/31/2001                 14,070.00                      10,938.28
08/31/2001                 13,360.00                      10,584.87
09/30/2001                 11,810.00                       9,158.82
10/31/2001                 12,710.00                       9,695.69
11/30/2001                 13,620.00                      10,446.77
12/31/2001                 14,540.00                      11,145.24
01/31/2002                 14,700.00                      10,977.64
02/28/2002                 14,400.00                      10,677.25
03/31/2002                 15,530.00                      11,536.14
04/30/2002                 15,760.00                      11,641.06
05/31/2002                 15,130.00                      11,124.54
06/30/2002                 14,420.00                      10,571.63
07/31/2002                 11,930.00                       8,974.82
08/31/2002                 11,780.00                       8,951.85
09/30/2002                 11,310.00                       8,308.82
10/31/2002                 11,520.00                       8,575.05
11/30/2002                 12,470.00                       9,340.13
12/31/2002                 11,970.00                       8,820.94
01/31/2003                 11,380.00                       8,577.84
02/28/2003                 11,350.00                       8,318.73
03/31/2003                 11,820.00                       8,425.80
04/30/2003                 12,670.00                       9,224.33
05/31/2003                 13,870.00                      10,214.11
06/30/2003                 14,130.00                      10,399.80
07/31/2003                 14,810.00                      11,050.05
08/31/2003                 15,750.00                      11,557.01
09/30/2003                 15,310.00                      11,344.01
10/31/2003                 17,080.00                      12,296.34
11/30/2003                 18,020.00                      12,732.67
12/31/2003                 17,720.00                      12,992.53
01/31/2004                 17,420.00                      13,557.86
02/29/2004                 17,300.00                      13,679.40
03/31/2004                 17,520.00                      13,806.87
04/30/2004                 16,970.00                      13,102.79
05/31/2004                 16,890.00                      13,313.74
06/30/2004                 17,700.00                      13,875.45
07/31/2004                 16,430.00                      12,941.51
08/31/2004                 15,860.00                      12,874.86
09/30/2004                 17,210.00                      13,479.18
10/31/2004                 17,540.00                      13,747.57
11/30/2004                 19,140.00                      14,943.68
12/31/2004                 19,950.00                      15,387.84



Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
(FORMERLY JNL/CURIAN TECHNOLOGY SECTOR FUND)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The objective of the JNL/Mellon Capital Management Technology Sector Fund is to earn total return through capital appreciation and dividend income. The Fund attempts to replicate the investment performance of the Dow Jones US Technology Index.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 rose 10.88% while the broad-cap Russell Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.4%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: During 2004, the Fund closely tracked the index performance. The Fund's Class A shares returned 1.14% vs. 1.37% for it's benchmark, the Dow Jones US Technology Index.

Apple Computer Inc. contributed the most to the Fund's return. Apple's stock performance for the year was up 201%. Two periods of significant price movement occurred in October and November due to company and analyst news releases. In October, the company stated that it would exceed analyst estimates for sales and profits due to the popularity of its iPod music players. Apple reported that sales had increased 37% during the last quarter and projected continued strong demand. The most notable Index addition for the year was Google Inc. It was added at the close of business on September 17, 2004 and since its addition, the stock was up 64%.

The security that hurt the Fund's performance the most was Intel Corporation. For the year, the stock had a return of -27%. A large portion of the decline took place in July when the company issued comments that indicated their gross profit margins would be lower than expected. They also made comments that inventories had risen during the previous quarter, which made investors worried that the semiconductor industry was slowing down.

AVERAGE ANNUAL TOTAL RETURN

1 year            1.14%
5 year          -16.60%
Since inception  -8.33%
(inception date July 2, 1999)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

                   JNL/Mellon Capital Management        Dow Jones
date             Technology Sector Fund (Class A)   US Technology Index
7/2/1999                   10,000.00                   10,000.00
07/31/1999                  9,840.00                    9,699.84
08/31/1999                 10,410.00                   10,344.02
09/30/1999                 10,720.00                   10,221.34
10/31/1999                 11,680.00                   10,503.71
11/30/1999                 13,030.00                   11,769.34
12/31/1999                 15,390.00                   14,282.11
01/31/2000                 14,340.00                   13,603.70
02/29/2000                 18,660.00                   15,901.86
03/31/2000                 19,370.00                   16,996.88
04/30/2000                 18,670.00                   15,242.43
05/31/2000                 16,770.00                   13,438.72
06/30/2000                 19,100.00                   15,430.59
07/31/2000                 17,820.00                   14,512.70
08/31/2000                 20,460.00                   16,455.07
09/30/2000                 18,120.00                   13,808.32
10/31/2000                 16,670.00                   12,859.91
11/30/2000                 12,240.00                    9,861.22
12/31/2000                 12,180.00                    9,000.04
01/31/2001                 13,330.00                   10,452.41
02/28/2001                  8,870.00                    7,482.79
03/31/2001                  7,530.00                    6,460.96
04/30/2001                  9,080.00                    7,666.39
05/31/2001                  8,640.00                    7,322.13
06/30/2001                  8,110.00                    7,390.51
07/31/2001                  7,350.00                    6,868.06
08/31/2001                  6,070.00                    5,999.55
09/30/2001                  4,680.00                    4,697.14
10/31/2001                  5,740.00                    5,580.79
11/30/2001                  6,830.00                    6,536.42
12/31/2001                  6,720.00                    6,439.21
01/31/2002                  7,000.00                    6,517.07
02/28/2002                  6,020.00                    5,579.59
03/31/2002                  6,660.00                    6,006.04
04/30/2002                  5,670.00                    5,268.02
05/31/2002                  5,330.00                    5,041.16
06/30/2002                  4,570.00                    4,373.67
07/31/2002                  4,130.00                    3,984.60
08/31/2002                  4,000.00                    3,915.39
09/30/2002                  3,500.00                    3,209.33
10/31/2002                  4,180.00                    3,916.35
11/30/2002                  4,840.00                    4,614.47
12/31/2002                  4,220.00                    3,939.30
01/31/2003                  4,170.00                    3,903.61
02/28/2003                  4,150.00                    3,984.36
03/31/2003                  4,160.00                    3,927.28
04/30/2003                  4,520.00                    4,297.98
05/31/2003                  5,020.00                    4,710.96
06/30/2003                  5,050.00                    4,699.07
07/31/2003                  5,320.00                    4,975.19
08/31/2003                  5,770.00                    5,291.57
09/30/2003                  5,510.00                    5,238.70
10/31/2003                  6,050.00                    5,740.49
11/30/2003                  6,100.00                    5,836.50
12/31/2003                  6,130.00                    5,924.09
01/31/2004                  6,380.00                    6,157.08
02/29/2004                  6,170.00                    5,954.13
03/31/2004                  5,980.00                    5,772.57
04/30/2004                  5,620.00                    5,423.03
05/31/2004                  5,930.00                    5,726.92
06/30/2004                  6,070.00                    5,873.27
07/31/2004                  5,560.00                    5,373.89
08/31/2004                  5,260.00                    5,083.11
09/30/2004                  5,420.00                    5,243.76
10/31/2004                  5,730.00                    5,548.60
11/30/2004                  6,020.00                    5,832.06
12/31/2004                  6,200.00                    6,005.33


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND
(FORMERLY JNL/CURIAN THE DOWSM 10 FUND)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management The DowSM 10 Fund is to earn total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares received significant cash inflows during the year but underperformed the Dow Jones Industrial Average returning 2.87% vs. 5.31%, respectively. There were both strong performing and disappointing stocks driving the Fund's performance. The two companies that yielded exceptional performance were General Electric and Exxon Mobil Corporation. General Electric's annual return of 21% was largely due to full year profit forecasts citing strength across its conglomerates' various divisions. The company's revenue jumped fifteen percent resulting in a third quarter earnings increase of eleven percent. The company announced that eight of their eleven business units delivered earnings growth that exceeded double-digits with consistent strong performance on cash flows from operating activities. Exxon Mobil Corporation's annual 28% return was due to the significant jump in prices of crude, heating oil, and unleaded gasoline. The company posted their best profits ever after continued benefits from the long run up of energy prices.

The two companies that dragged down the Fund's performance during the year were Merck and General Motors. Merck's stock plummeted 28% when the company came under scrutiny after studies revealed the potential dangers of Vioxx use. General Motors lost 21% for the year due to record high recalls on cars and sports utility vehicles as well as poor performance from its overseas operations.

AVERAGE ANNUAL TOTAL RETURN

1 year            2.87%
5 year            3.56%
Since inception   0.72%
(inception date July 2, 1999)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

                     JNL/Mellon Capital Management         Dow Jones
date                    DowSM 10 Fund (Class A)        Industrial Average
7/2/1999                       10,000.00                     10,000.00
07/31/1999                      9,420.00                      9,570.62
08/31/1999                      9,600.00                      9,749.79
09/30/1999                      9,160.00                      9,318.40
10/31/1999                      9,020.00                      9,677.58
11/30/1999                      8,720.00                      9,829.57
12/31/1999                      8,730.00                     10,401.04
01/31/2000                      8,410.00                      9,902.32
02/29/2000                      7,700.00                      9,184.17
03/31/2000                      8,280.00                      9,917.10
04/30/2000                      8,360.00                      9,752.12
05/31/2000                      8,290.00                      9,579.90
06/30/2000                      7,590.00                      9,523.09
07/31/2000                      7,820.00                      9,596.56
08/31/2000                      8,590.00                     10,251.92
09/30/2000                      8,010.00                      9,748.26
10/31/2000                      8,510.00                     10,047.29
11/30/2000                      8,170.00                      9,560.75
12/31/2000                      9,180.00                      9,910.53
01/31/2001                      9,010.00                     10,012.01
02/28/2001                      9,040.00                      9,673.46
03/31/2001                      8,630.00                      9,113.47
04/30/2001                      9,200.00                      9,912.03
05/31/2001                      9,560.00                     10,100.05
06/30/2001                      9,450.00                      9,726.64
07/31/2001                      9,500.00                      9,756.48
08/31/2001                      9,150.00                      9,250.04
09/30/2001                      8,440.00                      8,232.49
10/31/2001                      8,180.00                      8,454.19
11/30/2001                      8,780.00                      9,202.98
12/31/2001                      8,920.00                      9,371.45
01/31/2002                      8,960.00                      9,286.67
02/28/2002                      9,320.00                      9,482.24
03/31/2002                      9,620.00                      9,770.47
04/30/2002                      9,340.00                      9,349.61
05/31/2002                      9,600.00                      9,356.45
06/30/2002                      8,770.00                      8,723.52
07/31/2002                      8,140.00                      8,255.77
08/31/2002                      8,110.00                      8,206.83
09/30/2002                      6,890.00                      7,201.47
10/31/2002                      7,590.00                      7,982.39
11/30/2002                      8,400.00                      8,480.92
12/31/2002                      8,040.00                      7,964.39
01/31/2003                      7,350.00                      7,699.37
02/28/2003                      7,170.00                      7,566.24
03/31/2003                      7,030.00                      7,674.49
04/30/2003                      7,760.00                      8,154.45
05/31/2003                      8,300.00                      8,539.18
06/30/2003                      8,450.00                      8,681.76
07/31/2003                      8,730.00                      8,935.28
08/31/2003                      8,990.00                      9,133.43
09/30/2003                      8,640.00                      9,009.83
10/31/2003                      9,070.00                      9,539.08
11/30/2003                      9,220.00                      9,546.73
12/31/2003                     10,110.00                     10,217.16
01/31/2004                     10,080.00                     10,264.08
02/29/2004                     10,190.00                     10,380.97
03/31/2004                      9,970.00                     10,173.15
04/30/2004                      9,800.00                     10,056.75
05/31/2004                      9,590.00                     10,042.77
06/30/2004                      9,760.00                     10,299.27
07/31/2004                      9,640.00                     10,022.56
08/31/2004                      9,730.00                     10,081.18
09/30/2004                      9,520.00                     10,000.72
10/31/2004                      9,580.00                      9,964.48
11/30/2004                      9,890.00                     10,391.95
12/31/2004                     10,400.00                     10,759.48


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND
(FORMERLY JNL/CURIAN THE S&P(R) 10 FUND)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management The S&P 10 Fund is to earn total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index 18.44% outperformed large caps 11.40% for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund grew in 2004, thanks to the positive performance of the constituents and significant client contributions. The Fund's Class A shares outperformed the S&P 500 Index returning 17.67% vs. 10.88%, respectively. Nine out of the ten stocks in the Fund delivered positive returns for the year. The key contributors are discussed below: The best performing stock in the portfolio was Countrywide Financial Corp, which yielded +48%. During the year, Countrywide launched a joint venture with Pacific Coast Communities, added 7,500 jobs in Texas, and opened a financial center in Michigan. In addition, Countrywide more than doubled its dividend and reported increased revenue. Paccar produced gains of +48% on the year. Thanks to growth throughout North America and a strong truck replacement market, Paccar doubled third quarter earnings. Another top performer for the Fund was Capital One Financial Corp, which was up 38%. Capital One continually posted solid earnings through the year partly due to loan portfolio expansion. In addition, the company's strong 2004 was further demonstrated by the acquisition of eSmartloan for $155 million in mid December. Lucent Technologies returned +32%, tripling its fourth quarter earnings from a year ago resulting in its first annual profit in four years. The boost was attributed to an increased demand for equipment to build the next generation of wireless networks, in addition to winning several big contracts in the wireless segment.

AVERAGE ANNUAL TOTAL RETURN

1 year           17.67%
5 year           -0.49%
Since inception   1.39%
(inception date July 2, 1999)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

                JNL/Mellon Capital Management
date               S&P 10 Fund (Class A)            S&P 500 Index
7/2/1999                  10,000.00                   10,000.00
07/31/1999                 9,610.00                    9,558.42
08/31/1999                 9,540.00                    9,511.15
09/30/1999                 9,250.00                    9,250.40
10/31/1999                 9,780.00                    9,835.78
11/30/1999                10,520.00                   10,035.73
12/31/1999                11,060.00                   10,626.79
01/31/2000                10,580.00                   10,092.87
02/29/2000                10,660.00                    9,901.81
03/31/2000                11,650.00                   10,870.51
04/30/2000                11,490.00                   10,543.47
05/31/2000                10,080.00                   10,327.14
06/30/2000                 9,910.00                   10,581.72
07/31/2000                10,430.00                   10,416.28
08/31/2000                11,870.00                   11,063.28
09/30/2000                11,710.00                   10,479.19
10/31/2000                12,340.00                   10,434.89
11/30/2000                11,070.00                    9,612.22
12/31/2000                11,970.00                    9,659.25
01/31/2001                11,290.00                   10,001.95
02/28/2001                11,350.00                    9,089.94
03/31/2001                11,110.00                    8,514.09
04/30/2001                11,780.00                    9,175.72
05/31/2001                11,360.00                    9,237.20
06/30/2001                11,070.00                    9,012.38
07/31/2001                11,140.00                    8,923.64
08/31/2001                10,570.00                    8,365.02
09/30/2001                10,070.00                    7,689.53
10/31/2001                 9,760.00                    7,836.15
11/30/2001                 9,620.00                    8,437.25
12/31/2001                 9,410.00                    8,511.29
01/31/2002                 9,560.00                    8,392.14
02/28/2002                 9,470.00                    8,230.30
03/31/2002                 9,990.00                    8,539.84
04/30/2002                10,090.00                    8,022.08
05/31/2002                10,390.00                    7,962.98
06/30/2002                 9,820.00                    7,395.80
07/31/2002                 8,820.00                    6,819.23
08/31/2002                 8,800.00                    6,863.97
09/30/2002                 8,250.00                    6,117.99
10/31/2002                 8,040.00                    6,656.48
11/30/2002                 8,200.00                    7,048.27
12/31/2002                 7,710.00                    6,630.43
01/31/2003                 7,390.00                    6,456.73
02/28/2003                 7,210.00                    6,359.86
03/31/2003                 7,540.00                    6,421.61
04/30/2003                 7,760.00                    6,950.58
05/31/2003                 8,260.00                    7,316.79
06/30/2003                 8,220.00                    7,410.09
07/31/2003                 8,330.00                    7,540.76
08/31/2003                 8,270.00                    7,687.80
09/30/2003                 8,070.00                    7,606.21
10/31/2003                 8,480.00                    8,036.42
11/30/2003                 8,690.00                    8,107.13
12/31/2003                 9,170.00                    8,532.37
01/31/2004                 9,240.00                    8,688.97
02/29/2004                 9,380.00                    8,809.71
03/31/2004                 9,490.00                    8,676.80
04/30/2004                 9,070.00                    8,540.57
05/31/2004                 9,160.00                    8,657.78
06/30/2004                 9,420.00                    8,826.19
07/31/2004                 9,070.00                    8,533.64
08/31/2004                 9,000.00                    8,568.18
09/30/2004                 9,650.00                    8,660.93
10/31/2004                 9,450.00                    8,793.27
11/30/2004                10,410.00                    9,149.02
12/31/2004                10,790.00                    9,460.42


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management Value Line 25 Fund is to provide capital appreciation.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares commenced operations on October 04, 2004 and returned 14.70% for this period compared to 7.24% for the S&P 500 Index. The three largest contributors to the Fund's return are: Nextel Communications was the portfolio's largest holding as of December 31, 2004. Incidentally, Nextel and Sprint Corp. entered into a merger agreement on December 15, 2004, that helped to increase the stock's return. Nextel had returned 20% by the end of the period. Coach Inc. was the second largest contributor to the Fund during this period. A large portion of the stock's performance was the result of a stronger than expected earnings announcement in October. In that announcement, the company also raised their annual profit forecast. For the period, Coach had a return of 31%. Pacificare Health Systems was the third largest contributor to the Fund. Much of its performance was due to the company's surprising third quarter earnings announcement and raised earnings forecast for 2004. By year-end, the stock had returned 54%. The security with the highest return was Nu Skin Enterprises with a return of 55%.

Two companies that significantly dragged down the performance of the Fund were as follows: SanDisk Corp. released third quarter numbers in October that missed analyst estimates by an average of five cents per share. The company also reported that gross margins compared to a year ago shrunk by 4% By the end of the year, the stock had a return of -20%. In November, Claire's Stores announced that they would be reducing their fourth quarter earnings forecast due to lower than expected sales. At the end of the year, the stock had a return of -17%.

AVERAGE ANNUAL TOTAL RETURN

Since inception   14.70%
(inception date October 4, 2004)

                JNL/Mellon Capital Management
date             Value Line 25 Fund (Class A)       S&P 500 Index
10/4/2004               10,000.00                     10,000.00
10/31/2004              10,120.00                      9,967.46
11/30/2004              10,790.00                     10,370.71
12/31/2004              11,470.00                     10,723.69


Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The objective of the JNL/Mellon Capital Management VIP Fund is to earn total return through capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:
U.S. Market Overview: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index (18.44%) outperformed large caps (11.40%) for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 Index comprised most of the market's gain for the year.

International Market Overview: International equity markets enjoyed a strong year, as the MSCI EAFE Index gained 10.2% in local terms and 17.6% is U.S. dollar terms. The U.S. dollar finished the year at a nine-year low against a basket of major currencies, which boosted returns for U.S. investors. Within the MSCI EAFE Index, all markets posted positive returns in U.S. dollar terms, while Finland was the only negative market in local terms. The best-performing countries in U.S.-dollar terms were Austria (74%), Norway (49.6%), and Greece (41.2%). The lowest performers were the Netherlands (9.13%) and Finland (8%).

Generally, the international equity markets began the year reaching new highs, but experienced sharp corrections following the Madrid terrorist attack in mid-March. The euro weakened against the U.S. dollar, while the Japanese yen continued to strengthen against the U.S. currency. Overall, returns in U.S. dollar terms were sub par for European equities and very strong for Japanese equities, particularly Japanese financial stocks. During the second quarter of 2004, international equity markets had mixed performance. The euro strengthened against the U.S. dollar, while the Japanese yen was unchanged against the U.S. currency. By and large, returns in U.S. dollar terms were strong for European equities and sub par for Japanese equities. However, by the end of the third quarter, the international markets declined a bit, as the MSCI EAFE Index dropped 0.23% in U.S. dollar terms. High oil prices and their potential drag on global economic growth were major factors on overseas equity market returns. As the year came to a close, international stocks again moved upward to finish with solid gains, as continued low bond yields and higher expected earnings drove investors into equities.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares commenced operations on October 4, 2004, and returned 11.17% vs. 7.24% for it's benchmark, the S&P 500 Index. The largest contributor to the fund's performance was Nextel. Nextel is about 5% of the fund's weight, and the stock returned 20%, basically due to it's announced merger with Sprint. Nu-Skin was also a very strong performer, up 55% for the year. Nu-Skin rebounded sharply from an early October share price drop due to the company lowering its earnings estimate for 2004.

Pacificare Health was up 53%. Pacificare Health had a surprising third-quarter earnings announcement and raised its earnings forecast for 2004.

Additionally, the weak dollar helped the European holdings in the Fund perform well, with the Italian companies TIM and Enel coming in with a 36% return and a 34% return respectively.

Companies that hindered the performance of the Fund included:

The Bombay Company's 26% decline in stock price was a result of a significant drop in sales.

Sandisk was down 20% due to negative 3rd quarter results.

Noven Pharmaceuticals, a developer and manufacturer of advanced transdermal drug delivery technologies and prescription transdermal products, was down 22% in the fourth quarter. This drop in stock price was a result of the company announcing they will be revising their estimates.

AVERAGE ANNUAL TOTAL RETURN

Since inception   11.17%
(inception date October 4, 2004)

                JNL/Mellon Capital Management
date                 VIP Fund (Class A)                    S&P 500 Index
10/4/2004                10,000.00                           10,000.00
10/31/2004               10,110.00                            9,967.46
11/30/2004               10,610.00                           10,370.71
12/31/2004               11,117.14                           10,723.69

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUNDS
SCHEDULES OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 2004

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Industrial                                               29.4%
     Consumer, Cyclical                                       27.2%
     Consumer, Non-cyclical                                   18.8%
     Basic Materials                                          11.5%
     Energy                                                   8.8%
     Technology                                               3.1%
     Money Market Investment                                  1.2%
                                                              100.0%

Common Stocks - 98.7%
Aerospace & Defense - 4.2%
     Raytheon Co.                                             438                        $   17,027

Apparel - 4.1%
     V.F. Corp.                                               307                            17,029

Auto Manufacturers - 2.9%
     Ford Motor Co. (c)                                       814                            11,921

Chemicals - 4.2%
     Ashland Inc.                                             298                            17,399

Computers - 3.1%
     Electronic Data Systems Corp.                            547                            12,636

Electrical Components & Equipment - 3.5%
     Emerson Electric Co.                                     207                            14,519

Food - 10.9%
     Campbell Soup Co. (c)                                    490                            14,653
     General Mills Inc.                                       291                            14,460
     Kellogg Co.                                              354                            15,803
                                                                                             44,916
Forest Products & Paper - 7.3%
     Rayonier Inc. (c)                                        323                            15,796
     Weyerhaeuser Co.                                         209                            14,072
                                                                                             29,868
Healthcare - 4.5%
     Mentor Corp.                                             549                            18,507

Home Furnishings - 5.5%
     Maytag Corp. (c)                                         472                            9,960
     Whirlpool Corp.                                          184                            12,732
                                                                                             22,692
Household Products - 3.4%
     Avery Dennison Corp.                                     234                            14,041

Lodging - 14.7%
     Harrah's Entertainment Inc. (c)                          267                            17,845
     Mandalay Resort Group                                    292                            20,585
     Starwood Hotels & Resorts Worldwide Inc.                 375                            21,900
                                                                                             60,330
Machinery - 5.5%
     Cummins Inc.                                             268                            22,496

Manufacturing - 12.1%
     Cooper Industries Ltd. - Class A                         227                            15,445
     Harsco Corp.                                             308                            17,157
     Leggett & Platt Inc.                                     609                            17,314
                                                                                             49,916
Metal Fabrication & Hardware - 4.1%
     Timken Co.                                               656                            17,060

Oil & Gas Producers - 8.7%
     ConocoPhillips                                           205                            17,808
     Occidental Petroleum Corp.                               311                            18,177
                                                                                             35,985

     Total Common Stocks (cost $340,337)                                                     406,342

Short Term Investments - 3.2%
Money Market Funds - 1.2%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              4,901                          4,901

Securities Lending Collateral - 2.0%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   8,128                          8,128

     Total Short Term Investments (cost $13,029)                                             13,029

Total Investments - 101.9% (cost $353,366)                                                   419,371
Other Assets and Liabilities, Net - (1.9)%                                                   (7,697)
Total Net Assets - 100%                                                                  $   411,674

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Communications                                           98.2%
     Diversified                                              1.0%
     Money Market Investment                                  0.8%
                                                              100.0%

Common Stocks - 99.8%
Holding Companies - Diversified - 1.0%
     Leucadia National Corp.                                  3                          $   174

Telecommunications - 85.1%
     Alltel Corp.                                             14                             836
     AT&T Corp.                                               43                             829
     BellSouth Corp.                                          50                             1,389
     CenturyTel Inc.                                          12                             410
     Cincinnati Bell Inc. (b)                                 105                            436
     Citizens Communications Co.                              42                             579
     IDT Corp. (b)                                            15                             221
     IDT Corp. - Class B (b)                                  18                             285
     Level 3 Communications Inc. (b) (c)                      38                             129
     MCI Inc.                                                 22                             450
     NTL Inc. (b)                                             4                              259
     Qwest Communications International Inc. (b)              135                            599
     SBC Communications Inc. (c)                              114                            2,929
     Sprint Corp. - FON Group (c)                             34                             853
     Telephone & Data Systems Inc.                            6                              472
     Verizon Communications Inc. (c)                          100                            4,066
                                                                                             14,742
Wireless Telecommunications - 13.7%
     Nextel Communications Inc. (b)                           26                             787
     Nextel Partners Inc. (b) (c)                             2                              40
     NII Holdings Inc. - Class B (b)                          12                             554
     US Cellular Corp. (b)                                    10                             461
     Western Wireless Corp. (b)                               18                             522
                                                                                             2,364

     Total Common Stocks (cost $15,999)                                                      17,280

Warrants - 0.0%
Telecommunications Equipment - 0.0%
     Lucent Technologies Inc., Strike Price $2.75, Expiring 12/10/07                         3   5

     Total Warrants (cost $0)                                                                5

Short Term Investments - 29.0%
Money Market Funds - 0.9%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              148                            148

Securities Lending Collateral - 28.1%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   4,862                          4,862

     Total Short Term Investments (cost $5,010)                                              5,010

Total Investments - 128.8% (cost $21,009)                                                    22,295
Other Assets and Liabilities, Net -  (28.8%)                                                 (4,982)
Total Net Assets - 100%                                                                  $   17,313

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Cyclical                                       52.0%
     Communications                                           35.9%
     Consumer, Non-cyclical                                   10.8%
     Money Market Investment                                  0.7%
     Technology                                               0.5%
     Industrial                                               0.1%
                                                              100.0%

Common Stocks - 99.9%
Advertising - 1.9%
     Advo Inc.                                                -                           $   9
     Catalina Marketing Corp.                                 -                              12
     Getty Images Inc. (b)                                    -                              28
     Harte-Hanks Inc.                                         -                              11
     Interpublic Group of Cos. Inc. (b)                       4                              48
     Lamar Advertising Co. (b)                                1                              30
     Omnicom Group Inc.                                       2                              135
     R.H. Donnelley Corp. (b)                                 -                              15
     ValueVision Media Inc. - Class A (b)                     -                              2
                                                                                             290
Airlines - 1.1%
     Airtran Holdings Inc. (b) (c)                            1                              7
     Alaska Air Group Inc. (b) (c)                            -                              8
     AMR Corp. (b) (c)                                        1                              14
     Continental Airlines Inc. (b) (c)                        1                              7
     Delta Air Lines Inc. (b) (c)                             1                              7
     Flyi Inc. (b) (c)                                        -                              -
     JetBlue Airways Corp. (b) (c)                            1                              19
     Northwest Airlines Corp. (b) (c)                         1                              7
     SkyWest Inc.                                             -                              9
     Southwest Airlines Co.                                   6                              96
                                                                                             174
Commercial Services - 4.9%
     Adesa Inc.                                               1                              17
     Apollo Group Inc. (b)                                    1                              103
     Aramark Corp.                                            1                              25
     Arbitron Inc. (b)                                        -                              12
     Career Education Corp. (b)                               1                              35
     Cendant Corp.                                            8                              198
     Chemed Corp.                                             -                              10
     Corinthian Colleges Inc. (b)                             1                              14
     DeVry Inc. (b)                                           1                              10
     Education Management Corp. (b)                           1                              17
     H&R Block Inc.                                           1                              64
     Interactive Data Corp. (b)                               -                              6
     ITT Educational Services Inc. (b)                        -                              19
     Laureate Education Inc. (b)                              -                              15
     McKesson Corp.                                           2                              72
     Pre-Paid Legal Services Inc. (c)                         -                              6
     Rent-A-Center Inc. (b)                                   1                              16
     Service Corp. International (b)                          3                              21
     ServiceMaster Co.                                        2                              32
     Sotheby's Holdings Inc. - Class A (b)                    -                              7
     Stewart Enterprises Inc. - Class A (b)                   1                              6
     Strayer Education Inc.                                   -                              16
     Valassis Communications Inc. (b)                         -                              14
                                                                                             735
Computers - 0.1%
     Factset Research Systems Inc.                            -                              9

Distribution & Wholesale - 0.5%
     CDW Corp.                                                1                              36
     Fastenal Co. (c)                                         1                              33
                                                                                             69
Entertainment - 1.3%
     Alliance Gaming Corp. (b) (c)                            -                              6
     Argosy Gaming Co. (b)                                    -                              12
     GTECH Holdings Corp.                                     1                              25
     International Game Technology                            3                              100
     International Speedway Corp. - Class A                   -                              12
     Metro-Goldwyn-Mayer Inc. (b)                             1                              7
     Penn National Gaming Inc. (b)                            -                              18
     Pinnacle Entertainment Inc. (b)                          -                              6
     Scientific Games Corp. - Class A (b)                     1                              12
     Six Flags Inc. (b)                                       1                              5
                                                                                             203
Food - 3.6%
     Albertson's Inc.                                         3                              64
     Kroger Co. (b)                                           6                              100
     Performance Food Group Co. (b)                           -                              11
     Safeway Inc. (b)                                         4                              74
     Supervalu Inc.                                           1                              39
     Sysco Corp.                                              5                              202
     Whole Foods Market Inc.                                  1                              50
     Wild Oats Markets Inc. (b)                               -                              3
     Winn-Dixie Stores Inc.                                   1                              3
                                                                                             546
Household Products - 0.1%
     American Greetings Corp. - Class A                       -                              13

Internet - 4.8%
     Amazon.Com Inc. (b) (c)                                  2                              108
     CNET Networks Inc. (b) (c)                               1                              12
     DoubleClick Inc. (b)                                     1                              7
     eBay Inc. (b)                                            4                              481
     IAC/InterActiveCorp (b)                                  4                              117
     NetFlix Inc. (b) (c)                                     -                              3
     Priceline.com Inc. (b) (c)                               -                              5
                                                                                             733
Leisure Time - 1.9%
     Bally Total Fitness Holding Corp. (b)                    -                              1
     Carnival Corp. (c)                                       4                              206
     Multimedia Games Inc. (b)                                -                              4
     Royal Caribbean Cruises Ltd. (c)                         1                              44
     Sabre Holdings Corp.                                     1                              25
     WMS Industries Inc. (b)                                  -                              6
                                                                                             286
Lodging - 3.6%
     Aztar Corp. (b)                                          -                              10
     Boyd Gaming Corp.                                        -                              17
     Caesars Entertainment Inc. (b)                           2                              46
     Harrah's Entertainment Inc.                              1                              63
     Hilton Hotels Corp.                                      3                              70
     La Quinta Corp. (b)                                      1                              12
     Mandalay Resort Group                                    1                              40
     Marriott International Inc. - Class A                    2                              97
     MGM MIRAGE (b) (c)                                       1                              37
     Starwood Hotels & Resorts Worldwide Inc.                 2                              103
     Station Casinos Inc. (c)                                 -                              22
     Wynn Resorts Ltd. (b)                                    -                              30
                                                                                             547
Manufacturing - 0.1%
     Matthews International Corp. - Class A                   -                              11

Media - 29.1%
     Belo Corp. - Class A                                     1                              22
     Cablevision Systems Corp. (b) (c)                        2                              41
     Charter Communications Inc. (b) (c)                      2                              5
     Clear Channel Communications Inc.                        4                              150
     Comcast Corp. - Class A (b)                              11                             350
     Comcast Corp. - Special Class A (b) (c)                  8                              252
     COX Radio Inc. (b)                                       -                              5
     Cumulus Media Inc. - Class A (b)                         -                              6
     Dex Media Inc.                                           -                              11
     Dow Jones & Co. Inc.                                     -                              15
     E.W. Scripps Co.                                         1                              32
     EchoStar Communications Corp.                            2                              60
     Emmis Communications Corp. (b)                           -                              7
     Entercom Communications Corp. (b)                        -                              15
     Fox Entertainment Group Inc. (b)                         1                              46
     Gannett Co. Inc.                                         2                              185
     Gemstar-TV Guide International Inc. (b)                  2                              11
     Hearst-Argyle Television Inc.                            -                              6
     Hollinger International Inc.                             -                              5
     Insight Communications Co. Inc. (b)                      -                              4
     Knight-Ridder Inc. (c)                                   1                              43
     Lee Enterprises Inc.                                     -                              13
     Liberty Media Corp. (b)                                  21                             236
     Liberty Media International Inc. - Class A (b)           1                              61
     McClatchy Co.                                            -                              11
     McGraw-Hill Cos. Inc.                                    2                              149
     Media General Inc.                                       -                              11
     Meredith Corp.                                           -                              19
     New York Times Co.                                       1                              49
     News Corp Inc.                                           20                             387
     Radio One Inc. - Class D (b)                             -                              8
     Reader's Digest Association Inc. - Class A               1                              10
     Scholastic Corp. (b)                                     -                              8
     Sinclair Broadcast Group Inc. - Class A                  -                              4
     Sirius Satellite Radio Inc. (b) (c)                      10                             80
     The Directv Group Inc. (b)                               8                              128
     Time Warner Inc. (b)                                     37                             716
     Tribune Co.                                              2                              75
     UnitedGlobalCom Inc. (b)                                 3                              29
     Univision Communications Inc. (b) (c)                    2                              62
     Viacom Inc. - Class A (c)                                -                              11
     Viacom Inc. - Class B                                    12                             449
     Walt Disney Co.                                          17                             478
     Washington Post                                          -                              50
     Westwood One Inc. (b)                                    1                              17
     Wiley (John) & Sons Inc.                                 -                              11
     XM Satellite Radio Holdings Inc. - Class A (b) (c)       2                              65
     Young Broadcasting Inc. (b)                              -                              1
                                                                                             4,409
Pharmaceuticals - 2.3%
     Accredo Health Inc. (b)                                  -                              12
     AmerisourceBergen Corp.                                  1                              56
     Andrx Corp. (b)                                          1                              14
     Cardinal Health Inc.                                     4                              210
     Omnicare Inc.                                            1                              31
     Priority Healthcare Corp. (b)                            -                              6
     VCA Antech Inc. (b)                                      1                              14
                                                                                             343
Retail - 43.9%
     99 Cents Only Stores (b) (c)                             -                              6
     Abercrombie & Fitch Co. - Class A                        1                              38
     Advance Auto Parts (b)                                   1                              26
     Aeropostale Inc. (b)                                     -                              13
     American Eagle Outfitters Inc.                           -                              21
     AnnTaylor Stores Corp. (b)                               1                              12
     Applebees International Inc.                             1                              18
     Autonation Inc. (b) (c)                                  2                              31
     Autozone Inc. (b)                                        1                              49
     Barnes & Noble Inc. (b)                                  -                              15
     Bed Bath & Beyond Inc. (b)                               2                              99
     Best Buy Co. Inc.                                        2                              131
     Big Lots Inc. (b)                                        1                              11
     BJ's Wholesale Club Inc. (b)                             1                              17
     Bob Evans Farms Inc.                                     -                              7
     Borders Group Inc.                                       1                              17
     Brinker International Inc. (b)                           1                              28
     Carmax Inc. (b)                                          1                              28
     Casey's General Stores Inc.                              -                              7
     Cato Corp. - Class A                                     -                              4
     CBRL Group Inc.                                          -                              16
     CEC Entertainment Inc. (b)                               -                              11
     Charming Shoppes Inc. (b)                                1                              9
     Cheesecake Factory (b) (c)                               1                              21
     Chico's FAS Inc. (b) (c)                                 1                              33
     Children's Place Retail Stores Inc. (b)                  -                              4
     Christopher & Banks Corp. (c)                            -                              6
     Circuit City Stores Inc. (c)                             2                              24
     Claire's Stores Inc.                                     1                              13
     Copart Inc. (b)                                          1                              16
     Cost Plus Inc. (b)                                       -                              5
     Costco Wholesale Corp.                                   4                              187
     CVS Corp.                                                3                              149
     Darden Restaurants Inc.                                  1                              34
     Dillard's Inc. - Class A                                 1                              16
     Dollar General Corp.                                     3                              53
     Dollar Tree Stores Inc. (b)                              1                              27
     Dress Barn Inc. (b)                                      -                              2
     Family Dollar Stores Inc.                                1                              42
     Federated Department Stores Inc.                         1                              83
     Foot Locker Inc.                                         1                              32
     Fred's Inc.                                              -                              5
     Gamestop Corp. (b)                                       -                              6
     Gap Inc. (c)                                             5                              116
     Guitar Center Inc. (b)                                   -                              11
     Hollywood Entertainment Corp. (b)                        1                              7
     Home Depot Inc.                                          19                             795
     HOT Topic Inc. (b) (c)                                   -                              7
     IHOP Corp.                                               -                              6
     J.C. Penney Co. Inc.                                     2                              93
     Jack in the Box Inc. (b)                                 -                              11
     Kmart Holding Corp. (b) (c)                              -                              32
     Kohl's Corp. (b) (c)                                     3                              125
     Krispy Kreme Doughnuts Inc. (b) (c)                      -                              5
     Limited Brands Inc.                                      3                              65
     Linens 'N Things Inc. (b)                                -                              9
     Lone Star Steakhouse & Saloon Inc.                       -                              5
     Longs Drug Stores Corp.                                  -                              6
     Lowe's Cos. Inc.                                         6                              343
     May Department Stores Co.                                2                              72
     McDonald's Corp.                                         11                             338
     Men's Wearhouse Inc. (b)                                 -                              9
     Michaels Stores Inc. (c)                                 1                              33
     Neiman-Marcus Group Inc. - Class A                       -                              17
     Nordstrom Inc.                                           1                              49
     Office Depot Inc. (b)                                    3                              46
     OfficeMax Inc.                                           1                              24
     O'Reilly Automotive Inc. (b)                             -                              21
     Outback Steakhouse Inc.                                  1                              29
     Pacific Sunwear of California (b)                        1                              14
     Panera Bread Co. - Class A (b) (c)                       -                              9
     Papa John's International Inc. (b)                       -                              3
     Payless Shoesource Inc. (b)                              1                              7
     PEP Boys-Manny Moe & Jack                                -                              8
     Petco Animal Supplies Inc. (b)                           -                              13
     Petsmart Inc.                                            1                              43
     PF Chang's China Bistro Inc. (b) (c)                     -                              11
     Pier 1 Imports Inc.                                      1                              12
     RadioShack Corp.                                         1                              44
     Regis Corp.                                              -                              18
     Rite Aid Corp. (b)                                       3                              13
     Ross Stores Inc.                                         1                              35
     Ruby Tuesday Inc.                                        1                              13
     Ryan's Restaurant Group Inc. (b)                         -                              6
     Saks Inc. (b)                                            1                              14
     Sears Roebuck & Co. (c)                                  2                              85
     ShopKo Stores Inc. (b)                                   -                              4
     Sonic Corp. (b)                                          -                              15
     Staples Inc.                                             4                              141
     Starbucks Corp. (b)                                      3                              207
     Stein Mart Inc. (b)                                      -                              3
     Talbots Inc.                                             -                              5
     Target Corp.                                             7                              360
     The Sports Authority Inc. (b)                            -                              5
     Tiffany & Co.                                            1                              39
     TJX Cos. Inc.                                            4                              106
     Toys "R" Us Inc. (b)                                     2                              37
     Tractor Supply Co. (b)                                   -                              10
     Triarc Cos.                                              -                              2
     Tuesday Morning Corp. (b)                                -                              7
     Urban Outfitters Inc. (b)                                -                              21
     Walgreen Co.                                             9                              329
     Wal-Mart Stores Inc.                                     22                             1,165
     Wendy's International Inc.                               1                              39
     Williams-Sonoma Inc. (b)                                 1                              29
     Yum! Brands Inc.                                         2                              116
     Zale Corp. (b)                                           -                              14
                                                                                             6,640
Software - 0.5%
     Avid Technology Inc. (b) (c)                             -                              16
     Dun & Bradstreet Corp. (b)                               1                              36
     Pixar Inc. (b) (c)                                       -                              17
                                                                                             69
Telecommunications - 0.2%
     Telewest Global Inc. (b)                                 2                              34
     Total Common Stocks (cost $13,954)                                                      15,111

Short Term Investments - 9.5%
Money Market Funds - 0.7%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              108                            108

Securities Lending Collateral - 8.8%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   1,328                          1,328

     Total Short Term Investments (cost $1,436)                                              1,436

Total Investments - 109.4% (cost $15,390)                                                    16,547
Other Assets and Liabilities, Net -  (9.4%)                                                  (1,414)
Total Net Assets - 100%                                                                  $   15,133

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Energy                                                   98.3%
     Money Market Investment                                  1.2%
     Utilities                                                0.3%
     Industrial                                               0.2%
                                                              100.0%

Common Stocks - 99.3%
Electric - 0.3%
     OGE Energy Corp.                                         7                          $   185

Engineering & Construction - 0.1%
     McDermott International Inc. (b)                         5                              88

Oil & Gas Producers - 80.5%
     Amerada Hess Corp.                                       6                              533
     Anadarko Petroleum Corp.                                 20                             1,272
     Apache Corp. (c)                                         26                             1,293
     Atwood Oceanics Inc. (b)                                 1                              56
     Burlington Resources Inc.                                31                             1,347
     Cabot Oil & Gas Corp.                                    3                              117
     Chesapeake Energy Corp.                                  21                             346
     ChevronTexaco Corp.                                      167                            8,761
     Cimarex Energy Co. (b)                                   3                              119
     ConocoPhillips                                           49                             4,251
     Denbury Resources Inc. (b)                               4                              120
     Devon Energy Corp.                                       36                             1,399
     Diamond Offshore Drilling Inc. (c)                       5                              195
     ENSCO International Inc.                                 12                             376
     EOG Resources Inc.                                       9                              660
     Exxon Mobil Corp.                                        292                            14,952
     Forest Oil Corp. (b)                                     4                              130
     GlobalSantaFe Corp.                                      15                             495
     Grey Wolf Inc. (b)                                       13                             69
     Helmerich & Payne Inc.                                   4                              126
     Houston Exploration Co. (b)                              2                              128
     Kerr-McGee Corp.                                         10                             567
     Marathon Oil Corp.                                       27                             1,021
     Murphy Oil Corp.                                         7                              550
     Nabors Industries Ltd. (b)                               12                             598
     Newfield Exploration Co. (b)                             5                              284
     Noble Corp. (b)                                          10                             522
     Noble Energy Inc.                                        5                              283
     Occidental Petroleum Corp.                               31                             1,792
     Parker Drilling Co. (b)                                  7                              29
     Patina Oil & Gas Corp.                                   5                              197
     Patterson-UTI Energy Inc.                                13                             256
     Pioneer Natural Resources Co.                            11                             400
     Plains Exploration & Production Co. (b)                  6                              160
     Pogo Producing Co.                                       5                              223
     Premcor Inc.                                             6                              259
     Pride International Inc. (b) (c)                         9                              190
     Rowan Cos. Inc. (b)                                      8                              220
     Southwestern Energy Co. (b)                              3                              146
     Stone Energy Corp. (b)                                   2                              92
     Sunoco Inc. (c)                                          6                              483
     Tesoro Petroleum Corp. (b)                               5                              168
     Transocean Inc. (b) (c)                                  25                             1,066
     Unit Corp. (b)                                           3                              118
     Unocal Corp.                                             21                             897
     Valero Energy Corp.                                      20                             910
     Vintage Petroleum Inc.                                   4                              100
     XTO Energy Inc.                                          20                             723
                                                                                             48,999
Oil & Gas Services - 15.1%
     Baker Hughes Inc.                                        26                             1,117
     BJ Services Co.                                          13                             587
     CAL Dive International Inc. (b)                          3                              117
     Cooper Cameron Corp. (b)                                 4                              234
     Core Laboratories NV (b)                                 2                              47
     FMC Technologies Inc. (b)                                5                              163
     Global Industries Ltd. (b)                               6                              49
     Grant Prideco Inc. (b)                                   10                             196
     Halliburton Co. (c)                                      35                             1,358
     Hanover Compressor Co. (b)                               5                              73
     Input/Output Inc. (b)                                    5                              46
     Key Energy Services Inc. (b)                             10                             124
     Lone Star Technologies Inc. (b)                          2                              75
     Maverick Tube Corp. (b)                                  3                              104
     National-Oilwell Inc. (b) (c)                            7                              240
     Newpark Resources Inc. (b)                               6                              33
     Oceaneering International Inc. (b)                       2                              77
     Schlumberger Ltd.                                        44                             2,942
     Seacor Smit Inc. (b)                                     1                              76
     Smith International Inc. (b)                             8                              447
     Superior Energy Services Inc. (b)                        6                              94
     Tidewater Inc.                                           4                              151
     Varco International Inc. (b)                             8                              226
     Veritas DGC Inc. (b)                                     2                              54
     Weatherford International Ltd. (b)                       10                             537
                                                                                             9,167
Pipelines - 3.2%
     Dynegy Inc. - Class A (b)                                22                             103
     El Paso Corp. (c)                                        48                             503
     Kinder Morgan Inc.                                       8                              560
     Western Gas Resources Inc.                               5                              138
     Williams Cos. Inc.                                       41                             664
                                                                                             1,968
Transportation - 0.1%
     Offshore Logistics Inc. (b)                              2                              58

     Total Common Stocks (cost $54,065)                                                      60,465

Short Term Investments - 7.3%
Money Market Funds - 1.1%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              686                            686

Securities Lending Collateral - 6.2%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   3,800                          3,800

     Total Short Term Investments (cost $4,486)                                              4,486

Total Investments - 106.6% (cost $58,551)                                                    64,951
Other Assets and Liabilities, Net -  (6.6%)                                                  (4,034)
Total Net Assets - 100%                                                                  $   60,917

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Financial                                                97.6%
     Money Market Investment                                  1.2%
     Consumer, Non-cyclical                                   0.6%
     Basic Materials                                          0.4%
     Technology                                               0.2%
                                                              100.0%

Common Stocks - 99.4%
Banks - 30.4%
     Amcore Financial Inc.                                    -                          $   10
     AmSouth Bancorp. (c)                                     4                              107
     Associated Banc-Corp.                                    1                              48
     Bancorpsouth Inc.                                        1                              20
     Bank of America Corp.                                    30                             1,433
     Bank of Hawaii Corp.                                     1                              31
     Bank of New York Co. Inc.                                9                              292
     Banknorth Group Inc.                                     2                              71
     BB&T Corp.                                               6                              249
     Cathay Bancorp. Inc.                                     3                              94
     Chittenden Corp.                                         1                              15
     Citizens Banking Corp.                                   -                              14
     City National Corp.                                      1                              37
     Colonial BancGroup Inc.                                  2                              35
     Comerica Inc.                                            2                              112
     Commerce Bancorp. Inc. (c)                               1                              54
     Commerce Bancshares Inc.                                 1                              40
     Compass Bancshares Inc. (c)                              1                              65
     Cullen/Frost Bankers Inc.                                1                              31
     East-West Bancorp. Inc.                                  1                              26
     Fifth Third Bancorp.                                     6                              287
     First Bancorp.                                           -                              26
     First Horizon National Corp. (c)                         1                              59
     First Midwest Bancorp. Inc.                              1                              23
     First National Bankshares of Florida Inc.                1                              17
     FirstMerit Corp.                                         1                              22
     FNB Corp.                                                1                              13
     Fremont General Corp.                                    1                              20
     Fulton Financial Corp.                                   1                              33
     Greater Bay Bancorp. (c)                                 1                              20
     Hibernia Corp.                                           2                              54
     Hudson United Bancorp.                                   1                              24
     Huntington Bancshares Inc.                               2                              58
     Investors Financial Services Corp. (c)                   1                              36
     KeyCorp                                                  4                              149
     M&T Bank Corp.                                           1                              110
     Marshall & Ilsley Corp.                                  2                              97
     Mellon Financial Corp.                                   5                              142
     Mercantile Bankshares Corp.                              1                              47
     National City Corp.                                      8                              291
     North Fork Bancorp. Inc. (c)                             5                              135
     Northern Trust Corp.                                     2                              106
     Old National Bancorp.                                    1                              20
     Pacific Capital Bancorp.                                 1                              17
     Park National Corp.                                      -                              50
     PNC Financial Services Group Inc.                        3                              189
     Popular Inc.                                             3                              77
     Provident Bankshares Corp.                               -                              14
     Regions Financial Corp. (c)                              5                              177
     Republic Bancorp. Inc.                                   1                              14
     Silicon Valley Bancshares (b)                            -                              18
     Sky Financial Group Inc.                                 1                              33
     South Financial Group Inc.                               1                              25
     Southwest Bancorp. of Texas Inc.                         1                              18
     State Street Corp.                                       4                              179
     Sterling Bancshares Inc.                                 1                              8
     SunTrust Banks Inc.                                      4                              282
     Susquehanna Bancshares Inc.                              1                              13
     Synovus Financial Corp.                                  3                              79
     TCF Financial Corp.                                      2                              49
     Texas Regional Bancshares Inc. - Class A                 -                              16
     TrustCo Bancorp.                                         1                              12
     Trustmark Corp.                                          1                              19
     UCBH Holdings Inc.                                       1                              28
     UnionBanCal Corp.                                        1                              41
     United Bankshares Inc.                                   1                              22
     US Bancorp.                                              21                             665
     Valley National Bancorp.                                 1                              34
     W Holding Co. Inc.                                       1                              21
     Wachovia Corp.                                           18                             937
     Webster Financial Corp.                                  1                              35
     Wells Fargo & Co.                                        19                             1,157
     Westamerica Bancorp.                                     -                              22
     Whitney Holding Corp.                                    -                              20
     Wilmington Trust Corp.                                   1                              26
     Zions Bancorp.                                           1                              67
                                                                                             8,937
Commercial Services - 0.6%
     Equifax Inc.                                             2                              45
     Moody's Corp.                                            1                              120
                                                                                             165
Diversified Financial Services - 32.6%
     A.G. Edwards Inc.                                        1                              37
     Affiliated Managers Group Inc. (b) (c)                   2                              116
     American Express Co.                                     13                             714
     AmeriCredit Corp. (b) (c)                                2                              41
     Ameritrade Holding Corp. (b)                             3                              44
     Bear Stearns Cos. Inc. (c)                               1                              112
     Capital One Financial Corp.                              3                              214
     CapitalSource Inc. (b)                                   1                              19
     Charles Schwab Corp.                                     12                             144
     Chicago Mercantile Exchange Holding Inc.                 -                              75
     CIT Group Inc.                                           2                              105
     Citigroup Inc.                                           30                             1,442
     Countrywide Financial Corp.                              6                              223
     Doral Financial Corp. (c)                                1                              52
     E*TRADE Group Inc. (b)                                   4                              67
     Eaton Vance Corp. (c)                                    1                              34
     Fannie Mae                                               11                             771
     Federated Investors Inc.                                 1                              34
     First Marblehead Corp. (b)                               -                              16
     Franklin Resources Inc.                                  2                              106
     Freddie Mac                                              8                              594
     Friedman Billings Ramsey Group Inc. (c)                  2                              34
     Goldman Sachs Group Inc.                                 5                              510
     IndyMac Bancorp. Inc.                                    1                              23
     Investment Technology Group Inc. (b)                     1                              11
     Janus Capital Group Inc.                                 3                              44
     Jefferies Group Inc.                                     1                              24
     JPMorgan Chase & Co.                                     36                             1,415
     Knight Trading Group Inc. (b) (c)                        1                              15
     LaBranche & Co. Inc. (b) (c)                             1                              9
     Legg Mason Inc.                                          1                              90
     Lehman Brothers Holdings Inc.                            4                              354
     MBNA Corp.                                               13                             376
     Merrill Lynch & Co. Inc.                                 10                             586
     Morgan Stanley                                           11                             633
     Piper Jaffray Cos. (b)                                   -                              13
     Providian Financial Corp. (b)                            3                              54
     Raymond James Financial Inc.                             1                              20
     SLM Corp.                                                5                              252
     SWS Group Inc.                                           -                              7
     T. Rowe Price Group Inc.                                 1                              87
     Waddell & Reed Financial Inc. - Class A                  1                              22
     WP Stewart & Co. Ltd. (c)                                -                              7
                                                                                             9,549
Forest Products & Paper - 0.4%
     Plum Creek Timber Co. Inc.                               2                              78
     Rayonier Inc.                                            1                              28
                                                                                             106
Insurance - 22.0%
     ACE Ltd.                                                 3                              133
     AFLAC Inc.                                               6                              224
     Allmerica Financial Corp. (b)                            1                              21
     Allstate Corp.                                           8                              421
     AMBAC Financial Group Inc.                               1                              98
     American Financial Group Inc.                            1                              18
     American International Group Inc.                        22                             1,428
     American National Insurance Co.                          1                              91
     AmerUs Group Co. (c)                                     -                              20
     AON Corp.                                                3                              67
     Arthur J. Gallagher & Co.                                1                              32
     Assurant Inc.                                            1                              34
     Axis Capital Holdings Ltd.                               2                              45
     Brown & Brown Inc.                                       1                              29
     Chubb Corp. (c)                                          3                              254
     Cincinnati Financial Corp.                               2                              78
     CNA Financial Corp. (b)                                  -                              12
     Commerce Group Inc.                                      -                              21
     Conseco Inc. (b) (c)                                     2                              37
     Delphi Financial Group Inc. - Class A                    -                              14
     Endurance Specialty Holdings Ltd.                        1                              18
     Erie Indemnity Co. - Class A                             -                              19
     Everest Re Group Ltd.                                    1                              58
     Fidelity National Financial Inc.                         2                              79
     First American Corp.                                     1                              30
     Genworth Financial Inc. - Class A                        2                              47
     Hartford Financial Services Group Inc.                   3                              230
     HCC Insurance Holdings Inc.                              1                              27
     Hilb Rogal & Hamilton Co. (c)                            -                              13
     Horace Mann Educators Corp.                              1                              11
     IPC Holdings Ltd.                                        -                              18
     Jefferson-Pilot Corp.                                    2                              89
     Lincoln National Corp.                                   2                              87
     Loews Corp.                                              1                              96
     Markel Corp. (b)                                         -                              41
     Marsh & McLennan Cos. Inc.                               6                              203
     MBIA Inc.                                                2                              99
     Mercury General Corp.                                    -                              19
     MetLife Inc.                                             5                              183
     MGIC Investment Corp.                                    1                              82
     Montpelier Re Holdings Ltd.                              1                              20
     Nationwide Financial Services Inc. - Class A             1                              24
     Ohio Casualty Corp. (b)                                  1                              17
     Old Republic International Corp.                         2                              49
     PartnerRe Ltd.                                           1                              40
     Philadelphia Consolidated Holding Co. (b)                -                              16
     Phoenix Cos. Inc. (c)                                    1                              16
     Platinum Underwriters Holdings Ltd.                      -                              15
     PMI Group Inc. (c)                                       1                              43
     Presidential Life Corp.                                  -                              6
     Principal Financial Group                                3                              136
     Progressive Corp.                                        2                              172
     Protective Life Corp. (c)                                1                              34
     Prudential Financial Inc.                                7                              364
     Radian Group Inc.                                        1                              53
     Reinsurance Group of America                             -                              20
     RenaissanceRe Holdings Ltd.                              1                              43
     Safeco Corp.                                             1                              77
     Selective Insurance Group                                -                              15
     St. Paul Cos. Inc.                                       8                              287
     Stancorp Financial Group Inc.                            -                              29
     Torchmark Corp.                                          1                              70
     Transatlantic Holdings Inc.                              -                              21
     Unitrin Inc.                                             1                              27
     UnumProvident Corp. (c)                                  3                              62
     W.R. Berkley Corp.                                       1                              42
     White Mountains Insurance Group Ltd.                     -                              56
     Willis Group Holdings Ltd.                               2                              64
     XL Capital Ltd.                                          1                              114
                                                                                             6,459
Internet - 0.0%
     NetBank Inc.                                             1                              6

Real Estate - 9.5%
     Alexandria Real Estate Equities Inc.                     -                              19
     AMB Property Corp.                                       1                              40
     American Financial Realty Trust                          1                              21
     Annaly Mortgage Management Inc. (c)                      1                              26
     Apartment Investment & Management Co.                    1                              43
     Archstone-Smith Trust                                    2                              84
     Arden Realty Inc.                                        1                              27
     AvalonBay Communities Inc.                               1                              62
     Boston Properties Inc.                                   1                              76
     Brandywine Realty Trust                                  1                              18
     BRE Properties - Class A                                 1                              22
     Camden Property Trust                                    -                              25
     Capital Automotive REIT                                  -                              15
     CarrAmerica Realty Corp.                                 1                              21
     Catellus Development Corp.                               1                              29
     CBL & Associates Properties Inc.                         -                              27
     Centerpoint Properties Corp.                             1                              26
     Colonial Properties Trust                                -                              16
     Cousins Properties Inc.                                  -                              13
     Crescent Real Estate Equities Co.                        1                              24
     CRT Properties Inc.                                      -                              10
     Developers Diversified Realty Corp.                      1                              53
     Duke Realty Corp.                                        2                              55
     Equity Inns Inc.                                         1                              8
     Equity Lifestyle Properties Inc.                         -                              10
     Equity Office Properties Trust                           4                              128
     Equity Residential                                       3                              112
     Essex Property Trust Inc.                                -                              31
     Federal Realty Investment Trust                          1                              30
     FelCor Lodging Trust Inc. (b)                            1                              9
     First Industrial Realty Trust Inc.                       1                              23
     Gables Residential Trust                                 -                              12
     General Growth Properties Inc.                           2                              88
     Glenborough Realty Trust Inc.                            -                              10
     Health Care Property Investors Inc. (c)                  2                              42
     Health Care REIT Inc.                                    1                              22
     Healthcare Realty Trust Inc.                             1                              27
     Highwoods Properties Inc.                                1                              18
     Home Properties of NY Inc.                               -                              19
     Hospitality Properties Trust                             1                              35
     Host Marriott Corp.                                      4                              63
     HRPT Properties Trust                                    2                              26
     IMPAC Mortgage Holdings Inc.                             1                              22
     iStar Financial Inc.                                     1                              55
     Kilroy Realty Corp.                                      -                              14
     Kimco Realty Corp.                                       1                              63
     Liberty Property Trust (c)                               1                              40
     LNR Property Corp.                                       -                              17
     Macerich Co.                                             1                              41
     Mack-Cali Realty Corp.                                   1                              30
     Meristar Hospitality Corp. (b)                           2                              14
     Mills Corp.                                              1                              38
     Nationwide Health Properties Inc.                        1                              22
     New Century Financial Corp. (c)                          1                              37
     New Plan Excel Realty Trust                              1                              30
     Novastar Financial Inc. (c)                              -                              15
     Pan Pacific Retail Properties Inc.                       -                              28
     Pennsylvania Real Estate Investment Trust                -                              17
     Post Properties Inc.                                     1                              18
     Prentiss Properties Trust                                -                              18
     ProLogis                                                 2                              84
     Public Storage Inc.                                      1                              57
     Realty Income Corp.                                      -                              23
     Reckson Associates Realty Corp.                          1                              29
     Redwood Trust Inc. (c)                                   -                              20
     Regency Centers Corp.                                    1                              39
     Shurgard Storage Centers Inc. - Class A                  1                              27
     Simon Property Group Inc.                                2                              153
     SL Green Realty Corp.                                    -                              26
     Taubman Centers Inc.                                     1                              18
     The St Joe Co.                                           1                              54
     Thornburg Mortgage Inc. (c)                              1                              28
     Trizec Properties Inc.                                   1                              20
     United Dominion Realty Trust Inc.                        2                              38
     Ventas Inc.                                              1                              27
     Vornado Realty Trust                                     1                              100
     Washington Real Estate Investment Trust                  1                              18
     Weingarten Realty Investors                              1                              38
                                                                                             2,783
Savings & Loans - 3.7%
     Anchor Bancorp. Inc.                                     -                              8
     Astoria Financial Corp. (c)                              1                              30
     Commercial Capital Bancorp. Inc.                         1                              17
     Commercial Federal Corp.                                 -                              14
     Dime Community Bancshares Inc.                           -                              8
     Downey Financial Corp.                                   -                              16
     First Niagara Financial Group Inc.                       1                              16
     FirstFed Financial Corp. (b)                             -                              12
     Golden West Financial Corp.                              3                              199
     Harbor Florida Bancshares Inc.                           -                              10
     Hudson City Bancorp. Inc.                                1                              31
     Independence Community Bank Corp.                        1                              36
     MAF Bancorp. Inc.                                        -                              16
     New York Community Bancorp. Inc. (c)                     3                              54
     OceanFirst Financial Corp.                               -                              5
     People's Bank                                            1                              40
     PFF Bancorp. Inc.                                        -                              10
     Provident Financial Services Inc.                        1                              19
     Sovereign Bancorp. Inc.                                  4                              87
     Washington Federal Inc.                                  1                              23
     Washington Mutual Inc.                                   11                             447
                                                                                             1,098
Software - 0.2%
     MoneyGram International Inc.                             1                              24
     Safeguard Scientifics Inc. (b)                           3                              6
     SEI Investments Co.                                      1                              32
                                                                                             62

     Total Common Stocks (cost $26,279)                                                      29,164

Short Term Investments - 6.9%
Money Market Funds - 1.3%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              368                            368

Securities Lending Collateral - 5.6%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   1,642                          1,642

     Total Short Term Investments (cost $2,010)                                              2,010

Total Investments - 106.3% (cost $28,289)                                                    31,174
Other Assets and Liabilities, Net -  (6.3%)                                                  (1,844)
Total Net Assets - 100%                                                                  $   29,330

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Industrial                                               34.3%
     Consumer, Non-cyclical                                   16.1%
     Consumer, Cyclical                                       14.1%
     Financial                                                11.9%
     Communications                                           10.0%
     Energy                                                   6.7%
     Diversified                                              5.8%

     Money Market Investment                                  1.1%
                                                              100.0%

Common Stocks - 99.2%
Aerospace & Defense - 7.9%
     BAE Systems Plc                                          7,041                      $   31,160

Auto Parts & Equipment - 5.2%
     GKN Plc                                                  4,499                          20,428

Commercial Services - 7.6%
     COSCO Pacific Ltd.                                       14,578                         30,196

Diversified Financial Services - 5.8%
     JPMorgan Chase & Co.                                     588                            22,950

Engineering & Construction - 6.7%
     Cheung Kong Infrastructure Holdings Ltd.                 9,145                          26,412

Entertainment - 9.0%
     EMI Group Plc                                            6,984                          35,534

Food - 8.6%
     Tate & Lyle Plc                                          3,726                          33,822

Holding Companies - Diversified - 5.8%
     Citic Pacific Ltd.                                       8,102                          23,036

Manufacturing - 6.3%
     General Electric Capital Corp.                           681                            24,853

Oil & Gas Producers - 6.7%
     Exxon Mobil Corp.                                        517                            26,509

Real Estate - 6.1%
     Hang Lung Properties Ltd.                                15,612                         24,102

Telecommunications - 9.9%
     AT&T Corp.                                               1,001                          19,071
     SBC Communications Inc.                                  794                            20,471
                                                                                             39,542
Transportation - 13.5%
     MTR Corp.                                                15,915                         25,492
     Peninsular and Oriental Steam Navigation Co.             4,917                          28,085
                                                                                             53,577

     Total Common Stocks (cost $319,422)                                                     392,121

Short Term Investments - 2.9%
Money Market Funds - 1.2%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              4,616                          4,616

Securities Lending Collateral - 1.7%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   6,862                          6,862

     Total Short Term Investments (cost $11,478)                                             11,478

Total Investments - 102.1% (cost $330,900)                                                   403,599
Other Assets and Liabilities, Net -  (2.1%)                                                  (8,194)
Total Net Assets - 100%                                                                  $   395,405

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Cyclical                                       21.9%
     Consumer, Non-cyclical                                   18.1%
     Industrial                                               18.1%
     Financial                                                12.5%
     Communications                                           8.1%
     Energy                                                   7.6%
     Basic Materials                                          5.1%
     Money Market Investment                                  3.7%
     Utilities                                                1.9%
     Technology                                               1.8%
     Diversified                                              1.2%
                                                              100.0%

Common Stocks - 96.8%
Aerospace & Defense - 2.4%
     BAE Systems Plc                                          323                        $   1,430
     Raytheon Co.                                             19                             723
                                                                                             2,153
Apparel - 0.8%
     V.F. Corp.                                               13                             723

Auto Manufacturers - 5.5%
     Ford Motor Co. (c)                                       122                            1,784
     General Motors Corp. (c)                                 26                             1,057
     PACCAR Inc. (c)                                          25                             2,003
                                                                                             4,844
Auto Parts & Equipment - 1.9%
     GKN Plc                                                  207                            938
     Keystone Automotive Industries Inc. (b)                  8                              195
     Tenneco Automotive Inc. (b)                              30                             520
                                                                                             1,653
Banks - 0.4%
     Columbia Banking Systems Inc.                            8                              193
     Mercantile Bank Corp.                                    4                              148
                                                                                             341
Biotechnology - 1.2%
     Integra LifeSciences Holdings Corp. (b)                  18                             656
     Serologicals Corp. (b)                                   18                             404
                                                                                             1,060
Chemicals - 3.3%
     Ashland Inc.                                             13                             739
     E.I. du Pont de Nemours & Co. (c)                        31                             1,524
     Symyx Technologies Inc. (b)                              22                             650
                                                                                             2,913
Commercial Services - 3.2%
     Cendant Corp.                                            64                             1,494
     COSCO Pacific Ltd.                                       648                            1,342
                                                                                             2,836
Computers - 0.6%
     Electronic Data Systems Corp. (c)                        23                             536

Diversified Financial Services - 9.3%
     Accredited Home Lenders Holding Co. (b)                  3                              125
     Capital One Financial Corp. (c)                          23                             1,962
     Citigroup Inc.                                           29                             1,391
     Countrywide Financial Corp.                              56                             2,087
     JPMorgan Chase & Co.                                     65                             2,549
                                                                                             8,114
Electric - 2.0%
     PG&E Corp. (b)                                           52                             1,715

Electrical Components & Equipment - 0.7%
     Emerson Electric Co.                                     9                              616

Electronics - 0.2%
     Ii-Vi Inc. (b)                                           2                              83
     Paxar Corp. (b)                                          4                              84
                                                                                             167
Engineering & Construction - 1.3%
     Cheung Kong Infrastructure Holdings Ltd.                 406                            1,173

Entertainment - 2.4%
     EMI Group Plc                                            320                            1,630
     Isle of Capri Casinos Inc. (b)                           18                             474
                                                                                             2,104
Food - 3.9%
     Campbell Soup Co. (c)                                    21                             622
     General Mills Inc.                                       12                             614
     Kellogg Co.                                              15                             671
     Tate & Lyle Plc                                          171                            1,551
                                                                                             3,458
Forest Products & Paper - 1.5%
     Rayonier Inc.                                            13                             659
     Weyerhaeuser Co.                                         9                              625
                                                                                             1,284
Healthcare - 4.8%
     Aetna Inc.                                               2                              248
     Cyberonics Inc. (b)                                      17                             343
     Medical Action Industries Inc. (b)                       5                              104
     Mentor Corp.                                             23                             772
     PolyMedica Corp.                                         16                             614
     Province Healthcare Co. (b)                              34                             761
     Thoratec Corp. (b)                                       39                             404
     Ventana Medical Systems Inc. (b)                         11                             728
     WellPoint Inc. (b)                                       2                              251
                                                                                             4,225
Holding Companies - Diversified - 1.2%
     Citic Pacific Ltd.                                       362                            1,029

Home Builders - 0.2%
     Meritage Corp. (b)                                       1                              166

Home Furnishings - 1.2%
     Maytag Corp. (c)                                         21                             449
     Whirlpool Corp.                                          8                              566
                                                                                             1,015
Household Products - 1.6%
     Avery Dennison Corp. (c)                                 10                             596
     Jarden Corp. (b) (c)                                     19                             811
                                                                                             1,407
Insurance - 0.8%
     Universal American Financial Corp. (b)                   35                             537
     Zenith National Insurance Corp.                          2                              124
                                                                                             661
Internet - 0.2%
     Net2Phone Inc. (b)                                       44                             148

Lodging - 3.8%
     Ameristar Casinos Inc.                                   17                             737
     Harrah's Entertainment Inc. (c)                          11                             758
     Mandalay Resort Group                                    12                             874
     Starwood Hotels & Resorts Worldwide Inc.                 16                             930
                                                                                             3,299
Machinery - 3.0%
     Caterpillar Inc.                                         17                             1,655
     Cummins Inc. (c)                                         11                             956
                                                                                             2,611
Manufacturing - 5.8%
     Applied Films Corp. (b)                                  7                              156
     Cooper Industries Ltd. - Class A                         10                             656
     General Electric Capital Corp.                           76                             2,789
     Harsco Corp.                                             13                             716
     Leggett & Platt Inc.                                     25                             722
                                                                                             5,039
Metal Fabrication & Hardware - 0.8%
     Timken Co. (c)                                           27                             712

Mining - 0.4%
     RTI International Metals Inc. (b)                        15                             310

Office & Business Equipment - 0.6%
     Global Imaging Systems Inc. (b)                          14                             561

Oil & Gas Producers - 7.0%
     ConocoPhillips                                           9                              756
     Exxon Mobil Corp.                                        58                             2,988
     Occidental Petroleum Corp.                               13                             772
     Range Resources Corp.                                    38                             778
     Swift Energy Co. (b) (c)                                 19                             555
     Valero Energy Corp.                                      6                              254
                                                                                             6,103
Oil & Gas Services - 0.7%
     Maverick Tube Corp. (b)                                  5                              166
     Tetra Technologies Inc. (b)                              16                             460
                                                                                             626
Packaging & Containers - 0.8%
     Silgan Holdings Inc.                                     12                             738

Pharmaceuticals - 1.6%
     Bentley Pharmaceuticals Inc. (b)                         14                             146
     Merck & Co. Inc.                                         30                             966
     Noven Pharmaceuticals Inc. (b)                           17                             289
                                                                                             1,401
Real Estate - 1.9%
     Hang Lung Properties Ltd.                                693                            1,070
     LaSalle Hotel Properties                                 3                              83
     Saxon Capital Inc.                                       21                             507
                                                                                             1,660
Retail - 6.2%
     Best Buy Co. Inc.                                        28                             1,641
     Bombay Co. Inc. (b)                                      25                             141
     CSK Auto Corp. (b)                                       34                             571
     J.C. Penney Co. Inc.                                     6                              250
     Jos. A. Banks Clothiers Inc. (b) (c)                     10                             270
     PC Connection Inc. (b)                                   13                             120
     School Specialty Inc. (b)                                12                             463
     Sears Roebuck & Co. (c)                                  31                             1,596
     World Fuel Services Corp.                                8                              386
                                                                                             5,438
Savings & Loans - 0.2%
     Flushing Financial Corp.                                 11                             213

Software - 0.6%
     JDA Software Group Inc. (b)                              18                             246
     Per-Se Technologies Inc. (b)                             18                             280
                                                                                             526
Telecommunications - 5.4%
     AT&T Corp.                                               113                            2,158
     SBC Communications Inc.                                  90                             2,324
     Sprint Corp. - FON Group                                 10                             249
                                                                                             4,731
Telecommunications Equipment - 2.5%
     Aeroflex Inc. (b)                                        43                             525
     Lucent Technologies Inc. (b) (c)                         450                            1,691
                                                                                             2,216
Tobacco - 1.8%
     Altria Group Inc.                                        26                             1,582

Transportation - 3.1%
     MTR Corp.                                                707                            1,132
     Peninsular and Oriental Steam Navigation Co.             225                            1,285
     RailAmerica Inc. (b)                                     22                             288
                                                                                             2,705

     Total Common Stocks (cost $81,244)                                                      84,812

Short Term Investments - 15.0%
Money Market Funds - 3.7%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              3,228                          3,228

Securities Lending Collateral - 11.3%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   9,925                          9,925

     Total Short Term Investments (cost $13,153)                                             13,153

Total Investments - 111.8% (cost $94,397)                                                    97,965
Other Assets and Liabilities, Net -  (11.8%)                                                 (10,394)
Total Net Assets - 100%                                                                  $   87,571

JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Communications                                           51.3%
     Technology                                               31.6%
     Consumer, Cyclical                                       11.4%
     Industrial                                               3.9%
     Money Market Investment                                  0.9%
     Consumer, Non-cyclical                                   0.9%
                                                              100.0%

Common Stocks - 99.0%
Biotechnology - 0.9%
     Invitrogen Corp. (b)                                     1                          $   86

Computers - 1.1%
     Sandisk Corp. (b) (c)                                    4                              100

Electronics - 3.8%
     Garmin Ltd. (c)                                          3                              164
     Gentex Corp.                                             2                              74
     Sanmina-SCI Corp. (b)                                    13                             109
                                                                                             347
Internet - 4.4%
     Symantec Corp. (b)                                       15                             397

Retail - 11.4%
     Staples Inc.                                             12                             416
     Starbucks Corp. (b) (c)                                  10                             617
                                                                                             1,033
Semiconductors - 21.3%
     Intel Corp.                                              68                             1,593
     Maxim Integrated Products Inc.                           8                              345
                                                                                             1,938
Software - 9.1%
     Adobe Systems Inc.                                       6                              371
     Electronic Arts Inc. (b)                                 7                              458
                                                                                             829
Telecommunications Equipment - 19.2%
     Cisco Systems Inc. (b)                                   90                             1,742

Wireless Telecommunications - 27.8%
     Nextel Communications Inc. (b)                           28                             826
     Qualcomm Inc.                                            40                             1,696
                                                                                             2,522

     Total Common Stocks (cost $8,656)                                                       8,994

Short Term Investments - 4.2%
Money Market Funds - 0.9%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              86                             86

Securities Lending Collateral - 3.3%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   300                            300

     Total Short Term Investments (cost $386)                                                386

Total Investments - 103.2% (cost $9,042)                                                     9,380
Other Assets and Liabilities, Net - (3.2)%                                                   (293)
Total Net Assets - 100%                                                                  $   9,087

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Non-cyclical                                   97.1%
     Money Market Investment                                  1.3%
     Industrial                                               0.7%
     Financial                                                0.7%
     Consumer, Cyclical                                       0.2%
                                                              100.0%

Common Stocks - 99.9%
Agriculture - 0.1%
     Delta & Pine Land Co.                                    1                          $   32

Biotechnology - 12.0%
     Affymetrix Inc. (b) (c)                                  2                              69
     Alexion Pharmaceuticals Inc. (b)                         1                              21
     Amgen Inc. (b)                                           39                             2,513
     Applera Corp. - Celera Genomics Group (b)                2                              30
     Biogen Idec Inc. (b) (c)                                 10                             698
     Bio-Rad Laboratories Inc. - Class A (b)                  -                              29
     Celgene Corp. (b)                                        5                              133
     Cell Genesys Inc. (b) (c)                                1                              12
     Charles River Laboratories International Inc. (b)        2                              85
     Chiron Corp. (b)                                         3                              112
     CuraGen Corp. (b) (c)                                    1                              9
     Enzo Biochem Inc. (b)                                    1                              18
     Enzon Pharmaceuticals Inc. (b)                           1                              19
     Gene Logic Inc. (b)                                      1                              4
     Genentech Inc. (b)                                       14                             782
     Genzyme Corp. (b)                                        7                              406
     Human Genome Sciences Inc. (b)                           4                              48
     ICOS Corp (b) (c)                                        2                              49
     Immunomedics Inc. (b)                                    1                              4
     Incyte Corp. (b)                                         2                              24
     InterMune Inc. (b)                                       1                              11
     Invitrogen Corp. (b)                                     2                              110
     Lexicon Genetics Inc. (b)                                1                              9
     Maxygen Inc. (b)                                         1                              12
     Medimmune Inc. (b)                                       8                              209
     Millennium Pharmaceuticals Inc. (b)                      9                              113
     Millipore Corp. (b)                                      2                              76
     Myriad Genetics Inc. (b)                                 1                              21
     Nektar Therapeutics (b)                                  2                              51
     Protein Design Labs Inc. (b) (c)                         3                              60
     Regeneron Pharmaceuticals Inc. (b)                       1                              10
     Savient Pharmaceuticals Inc. (b)                         2                              7
     Telik Inc. (b)                                           1                              28
     Transkaryotic Therapies Inc. (b)                         1                              21
     Vertex Pharmaceuticals Inc. (b)                          2                              26
     XOMA Ltd (b)                                             3                              7
                                                                                             5,836
Commercial Services - 0.3%
     Albany Molecular Research Inc. (b)                       1                              7
     First Health Group Corp. (b)                             3                              53
     Parexel International Corp. (b)                          1                              17
     Pharmaceutical Product Development Inc. (b)              2                              62
                                                                                             139
Distribution & Wholesale - 0.1%
     Owens & Minor Inc.                                       1                              35

Electronics - 0.7%
     Applera Corp. - Applied Biosystems Group                 6                              129
     Fisher Scientific International (b) (c)                  4                              222
     Molecular Devices Corp. (b)                              -                              8
                                                                                             359
Healthcare - 42.6%
     Advanced Medical Optics Inc. (b) (c)                     1                              44
     Aetna Inc.                                               5                              593
     Alcon Inc.                                               2                              196
     AMERIGROUP Corp. (b)                                     1                              58
     Apria Healthcare Group Inc. (b)                          2                              52
     Arthrocare Corp. (b)                                     1                              21
     Bausch & Lomb Inc.                                       2                              106
     Baxter International Inc.                                19                             658
     Beckman Coulter Inc.                                     2                              128
     Becton Dickinson & Co.                                   7                              413
     Beverly Enterprises Inc. (b)                             3                              31
     Biomet Inc.                                              7                              318
     Biosite Inc. (b) (c)                                     -                              29
     Boston Scientific Corp. (b)                              19                             664
     C.R. Bard Inc.                                           3                              206
     Community Health Systems Inc. (b)                        3                              73
     Cooper Cos. Inc.                                         1                              72
     Covance Inc. (b)                                         2                              73
     Coventry Health Care Inc. (b)                            2                              123
     Cyberonics Inc. (b)                                      1                              11
     Cytyc Corp. (b)                                          3                              95
     Dade Behring Holdings Inc. (b)                           1                              76
     Datascope Corp.                                          -                              15
     DaVita Inc. (b)                                          3                              120
     Dentsply International Inc.                              2                              125
     Diagnostic Products Corp.                                1                              38
     Edwards Lifesciences Corp. (b)                           2                              76
     Gen-Probe Inc. (b)                                       1                              68
     Guidant Corp.                                            10                             702
     Haemonetics Corp. (b)                                    1                              27
     HCA Inc.                                                 12                             495
     Health Management Associates Inc. (c)                    7                              163
     Health Net Inc. (b)                                      3                              101
     Henry Schein Inc. (b)                                    1                              95
     Hillenbrand Industries Inc.                              2                              101
     Humana Inc. (b)                                          5                              147
     Idexx Laboratories Inc. (b)                              1                              57
     Inamed Corp. (b)                                         1                              70
     Invacare Corp.                                           1                              41
     Johnson & Johnson                                        92                             5,824
     Laboratory Corp. of America Holdings (b)                 4                              216
     LifePoint Hospitals Inc. (b)                             1                              38
     Lincare Holdings Inc. (b)                                3                              132
     Manor Care Inc.                                          3                              95
     Medtronic Inc.                                           37                             1,859
     Mentor Corp.                                             1                              38
     Odyssey HealthCare Inc. (b) (c)                          1                              16
     Orthodontic Centers of America Inc. (b) (c)              1                              9
     Pacificare Health Systems Inc. (b)                       3                              151
     Patterson Cos. Inc. (b) (c)                              4                              157
     Pediatrix Medical Group Inc. (b)                         1                              47
     PolyMedica Corp.                                         1                              30
     Province Healthcare Co. (b)                              2                              35
     PSS World Medical Inc. (b)                               2                              25
     Quest Diagnostics Inc.                                   2                              233
     Renal Care Group Inc. (b)                                2                              74
     ResMed Inc. (b)                                          1                              52
     Respironics Inc. (b)                                     1                              64
     Select Medical Corp.                                     3                              56
     Sierra Health Services Inc. (b)                          1                              41
     St. Jude Medical Inc. (b)                                11                             465
     Steris Corp. (b)                                         2                              51
     Stryker Corp.                                            9                              412
     Sunrise Senior Living Inc. (b)                           1                              25
     Sybron Dental Specialties Inc. (b)                       1                              42
     Techne Corp. (b)                                         1                              46
     Tenet Healthcare Corp. (b) (c)                           14                             159
     Triad Hospitals Inc. (b)                                 2                              89
     UnitedHealth Group Inc.                                  21                             1,810
     Universal Health Services Inc.                           2                              76
     Varian Medical Systems Inc. (b)                          4                              184
     Viasys Healthcare Inc. (b)                               1                              16
     VISX Inc. (b)                                            1                              39
     WellPoint Inc. (b)                                       9                              1,056
     Zimmer Holdings Inc. (b)                                 8                              605
                                                                                             20,748
Insurance - 0.7%
     Cigna Corp.                                              4                              346

Internet - 0.0%
     eResearch Technology Inc. (b) (c)                        2                              24

Pharmaceuticals - 43.4%
     Abbott Laboratories                                      48                             2,254
     Abgenix Inc. (b)                                         2                              25
     Alkermes Inc. (b)                                        3                              38
     Allergan Inc.                                            4                              331
     Alpharma Inc.                                            1                              20
     American Pharmaceutical Partners Inc. (b) (c)            1                              46
     Amylin Pharmaceuticals Inc. (b)                          3                              59
     Barr Laboratories Inc. (b)                               3                              127
     Bristol-Myers Squibb Co.                                 60                             1,542
     Caremark Rx Inc. (b)                                     14                             555
     Cell Therapeutics Inc. (b) (c)                           2                              13
     Cephalon Inc. (b)                                        2                              89
     Cubist Pharmaceuticals Inc. (b)                          2                              18
     CV Therapeutics Inc. (b)                                 1                              23
     Eli Lilly & Co.                                          30                             1,695
     Express Scripts Inc. - Class A (b)                       2                              156
     Forest Laboratories Inc. (b) (c)                         11                             515
     Gilead Sciences Inc. (b)                                 13                             467
     Hospira Inc. (b)                                         5                              163
     ImClone Systems Inc. (b)                                 2                              95
     Impax Laboratories Inc. (b)                              2                              24
     IVAX Corp. (b)                                           6                              102
     King Pharmaceuticals Inc. (b)                            7                              92
     Ligand Pharmaceuticals Inc. - Class B (b) (c)            2                              27
     Medarex Inc. (b) (c)                                     2                              26
     Medco Health Solutions Inc. (b)                          8                              349
     Medicines Co. (b)                                        1                              40
     Medicis Pharmaceutical Corp. - Class A                   2                              59
     Merck & Co. Inc.                                         69                             2,207
     MGI Pharma Inc. (b)                                      2                              62
     Mylan Laboratories Inc.                                  7                              132
     Nabi Biopharmaceuticals (b)                              2                              26
     Neurocrine Biosciences Inc. (b)                          1                              55
     Noven Pharmaceuticals Inc. (b)                           1                              11
     NPS Pharmaceuticals Inc. (b)                             1                              21
     Onyx Pharmaceuticals Inc. (b)                            1                              33
     OSI Pharmaceuticals Inc. (b)                             1                              108
     Par Pharmaceutical Cos. Inc. (b)                         1                              44
     Perrigo Co.                                              2                              32
     Pfizer Inc.                                              234                            6,281
     Schering-Plough Corp.                                    46                             952
     Sepracor Inc. (b) (c)                                    3                              162
     Taro Pharmaceuticals Industries Ltd. (b)                 1                              25
     Trimeris Inc. (b)                                        1                              7
     United Therapeutics Corp. (b)                            1                              29
     Valeant Pharmaceuticals International (c)                3                              67
     Vicuron Pharmaceuticals Inc. (b)                         2                              34
     Watson Pharmaceuticals Inc. (b)                          3                              112
     Wyeth                                                    41                             1,757
                                                                                             21,107

     Total Common Stocks (cost $47,359)                                                      48,626

Short Term Investments - 5.9%
Money Market Funds - 1.3%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              640                            640

Securities Lending Collateral - 4.6%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   2,225                          2,225

     Total Short Term Investments (cost $2,865)                                              2,865

Total Investments - 105.8% (cost $50,224)                                                    51,491
Other Assets and Liabilities, Net -  (5.8%)                                                  (2,837)
Total Net Assets - 100%                                                                  $   48,654


JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Non-cyclical                                   31.4%
     Consumer, Cyclical                                       23.2%
     Energy                                                   10.6%
     Financial                                                9.6%
     Industrial                                               7.2%
     Technology                                               6.7%
     Basic Materials                                          5.7%
     Communications                                           4.1%
     Money Market Investment                                  1.5%
                                                              100.0%

Common Stocks - 95.3%
 Auto Parts & Equipment - 4.0%
     Keystone Automotive Industries Inc. (b)                  184                        $   4,277
     Tenneco Automotive Inc. (b)                              588                            10,140
                                                                                             14,417
Banks - 2.1%
     Columbia Banking Systems Inc.                            168                            4,187
     Mercantile Bank Corp.                                    83                             3,271
                                                                                             7,458
Biotechnology - 6.1%
     Integra LifeSciences Holdings Corp. (b)                  377                            13,933
     Serologicals Corp. (b) (c)                               356                            7,867
                                                                                             21,800
Chemicals - 3.8%
     Symyx Technologies Inc. (b)                              450                            13,525

Entertainment - 2.9%
     Isle of Capri Casinos Inc. (b)                           398                            10,216

Healthcare - 17.2%
     Cyberonics Inc. (b) (c)                                  331                            6,854
     Medical Action Industries Inc. (b)                       125                            2,471
     PolyMedica Corp.                                         347                            12,921
     Province Healthcare Co. (b)                              702                            15,681
     Thoratec Corp. (b) (c)                                   770                            8,020
     Ventana Medical Systems Inc. (b)                         237                            15,154
                                                                                             61,101
Household Products - 4.7%
     Jarden Corp. (b) (c)                                     385                            16,724

Insurance - 3.1%
     Universal American Financial Corp. (b)                   725                            11,217

Internet - 0.8%
     Net2Phone Inc. (b)                                       877                            2,982

Lodging - 4.4%
     Ameristar Casinos Inc.                                   365                            15,742

Manufacturing - 1.0%
     Applied Films Corp. (b)                                  161                            3,470

Mining - 1.7%
     RTI International Metals Inc. (b)                        301                            6,178

Office & Business Equipment - 3.4%
     Global Imaging Systems Inc. (b)                          302                            11,936

Oil & Gas Producers - 7.7%
     Range Resources Corp.                                    784                            16,036
     Swift Energy Co. (b)                                     395                            11,442
                                                                                             27,478
Oil & Gas Services - 2.5%
     Tetra Technologies Inc. (b)                              316                            8,938

Packaging & Containers - 4.4%
     Silgan Holdings Inc.                                     255                            15,529

Pharmaceuticals - 2.4%
     Bentley Pharmaceuticals Inc. (b)                         273                            2,930
     Noven Pharmaceuticals Inc. (b)                           325                            5,551
                                                                                             8,481
Real Estate - 2.8%
     Saxon Capital Inc.                                       412                            9,895

Retail - 11.1%
     Bombay Co. Inc. (b) (c)                                  512                            2,833
     CSK Auto Corp. (b)                                       667                            11,166
     Jos. A. Banks Clothiers Inc. (b) (c)                     190                            5,371
     PC Connection Inc. (b)                                   271                            2,579
     School Specialty Inc. (b)                                260                            10,025
     World Fuel Services Corp.                                155                            7,743
                                                                                             39,717
Savings & Loans - 1.3%
     Flushing Financial Corp.                                 229                            4,596

Software - 3.2%
     JDA Software Group Inc. (b)                              387                            5,273
     Per-Se Technologies Inc. (b)                             379                            6,007
                                                                                             11,280
Telecommunications Equipment - 3.1%
     Aeroflex Inc. (b)                                        923                            11,189

Transportation - 1.6%
     RailAmerica Inc. (b)                                     435                            5,675
     Total Common Stocks (cost $293,651)                                                     339,544

Short Term Investments - 6.0%
Money Market Funds - 1.4%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              5,015                          5,015

Securities Lending Collateral - 4.6%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   16,520                         16,520

     Total Short Term Investments (cost $21,535)                                             21,535

Total Investments - 101.3% (cost $315,186)                                                   361,079
Other Assets and Liabilities, Net - (1.3)%                                                   (4,849)
Total Net Assets - 100%                                                                  $   356,230


JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Technology                                               72.5%
     Communications                                           24.6%
     Money Market Investment                                  1.7%
     Industrial                                               0.6%
     Consumer, Cyclical                                       0.4%
     Consumer, Non-cyclical                                   0.1%
     Basic Materials                                          0.1%
                                                              100.0%

Common Stocks - 99.3%
Chemicals - 0.1%
     Cabot Microelectronics Corp. (b)                         1                          $   20

Commercial Services - 0.1%
     BearingPoint Inc. (b)                                    3                              25

Computers - 27.6%
     Advanced Digital Information Corp. (b)                   1                              12
     Agilysys Inc.                                            1                              12
     Apple Computer Inc. (b)                                  8                              484
     Brocade Communications Systems Inc. (b)                  5                              40
     CACI International Inc. - Class A (b)                    1                              40
     Cadence Design Systems Inc. (b) (c)                      5                              75
     Ciber Inc. (b) (c)                                       1                              10
     Cognizant Technology Solutions Corp. (b)                 3                              111
     Computer Sciences Corp. (b)                              4                              206
     Dell Inc. (b)                                            44                             1,839
     Diebold Inc.                                             1                              78
     DST Systems Inc. (b)                                     1                              68
     Electronic Data Systems Corp.                            10                             229
     Electronics for Imaging Inc. (b)                         1                              18
     EMC Corp. (b)                                            48                             708
     Gateway Inc. (b)                                         4                              26
     Hewlett-Packard Co.                                      54                             1,129
     Hutchinson Technology Inc. (b)                           -                              17
     Imation Corp.                                            1                              21
     InFocus Corp. (b)                                        1                              7
     Intergraph Corp. (b)                                     1                              19
     International Business Machines Corp.                    34                             3,333
     Iomega Corp. (b)                                         1                              6
     Jack Henry & Associates Inc.                             1                              29
     Kronos Inc. (b)                                          1                              30
     Lexmark International Inc. (b)                           3                              217
     Maxtor Corp. (b)                                         5                              24
     McData Corp. (b)                                         2                              9
     McDATA Corp. (b)                                         1                              3
     Mentor Graphics Corp. (b)                                1                              22
     Mercury Computer Systems Inc. (b)                        -                              12
     Micros Systems Inc. (b)                                  -                              28
     M-Systems Flash Disk Pioneers Ltd. (b) (c)               1                              12
     National Instruments Corp.                               1                              30
     NCR Corp. (b)                                            2                              128
     Network Appliance Inc. (b)                               7                              234
     PalmOne Inc. (b) (c)                                     1                              25
     Perot Systems Corp. (b)                                  1                              23
     Quantum Corp. (b)                                        3                              9
     RadiSys Corp. (b)                                        -                              8
     Reynolds & Reynolds Co.                                  1                              35
     Sandisk Corp. (b)                                        3                              81
     Seagate Technology (b)                                   4                              72
     Silicon Graphics Inc. (b) (c)                            5                              8
     Silicon Storage Technology Inc. (b)                      2                              9
     Storage Technology Corp. (b)                             2                              69
     Sun Microsystems Inc. (b)                                65                             350
     SunGard Data Systems Inc. (b)                            6                              159
     Synopsys Inc. (b)                                        3                              59
     Unisys Corp. (b)                                         6                              66
     Western Digital Corp. (b)                                4                              41
                                                                                             10,280
Distribution & Wholesale - 0.4%
     Ingram Micro Inc. - Class A (b)                          3                              52
     Tech Data Corp. (b)                                      1                              54
     United Stationers Inc. (b)                               1                              32
                                                                                             138
Electrical Components & Equipment - 0.2%
     American Power Conversion Corp.                          4                              79

Electronics - 0.1%
     Cymer Inc. (b)                                           1                              20

Engineering & Construction - 0.1%
     Dycom Industries Inc. (b)                                1                              31

Entertainment - 0.1%
     Macrovision Corp. (b)                                    1                              24

Internet - 5.8%
     Agile Software Corp. (b)                                 1                              7
     Akamai Technologies Inc. (b)                             2                              31
     Ariba Inc. (b)                                           1                              20
     Ask Jeeves Inc. (b)                                      1                              29
     Avocent Corp. (b)                                        1                              40
     Check Point Software Technologies Ltd. (b)               4                              88
     Digital River Inc. (b)                                   1                              27
     E.piphany Inc. (b)                                       2                              7
     Earthlink Inc. (b)                                       3                              31
     Entrust Inc. (b)                                         1                              4
     F5 Networks Inc. (b)                                     1                              31
     Google Inc. (b) (c)                                      1                              140
     Infospace Inc. (b)                                       1                              29
     Internet Security Systems Inc. (b)                       1                              19
     Interwoven Inc. (b)                                      1                              8
     Keynote Systems Inc. (b)                                 -                              4
     Macromedia Inc. (b)                                      1                              43
     Matrixone Inc. (b)                                       1                              6
     McAfee Inc. (b)                                          3                              90
     Openwave Systems Inc. (b)                                1                              19
     PC-Tel Inc. (b)                                          -                              4
     RealNetworks Inc. (b)                                    2                              15
     RSA Security Inc. (b) (c)                                1                              24
     S1 Corp. (b)                                             1                              12
     SonicWALL Inc. (b)                                       1                              8
     Symantec Corp. (b)                                       12                             318
     TIBCO Software Inc. (b)                                  3                              46
     United Online Inc. (b)                                   1                              16
     VeriSign Inc. (b)                                        5                              168
     Verity Inc. (b)                                          1                              10
     Vignette Corp. (b)                                       6                              8
     WatchGuard Technologies Inc. (b)                         1                              3
     WebMethods Inc. (b)                                      1                              8
     Yahoo! Inc. (b) (c)                                      23                             854
                                                                                             2,161
Machinery - 0.3%
     Presstek Inc. (b)                                        1                              7
     UNOVA Inc. (b) (c)                                       1                              25
     Zebra Technologies Corp. (b)                             1                              81
                                                                                             113
Office & Business Equipment - 1.5%
     IKON Office Solutions Inc.                               2                              27
     Imagistics International Inc. (b)                        -                              11
     Pitney Bowes Inc.                                        5                              210
     Xerox Corp. (b) (c)                                      19                             318
                                                                                             566
Pharmaceuticals - 0.0%
     Accelrys Inc. (b)                                        -                              4

Retail - 0.1%
     Insight Enterprises Inc. (b)                             1                              21

Semiconductors - 21.6%
     Actel Corp. (b)                                          1                              9
     Advanced Micro Devices Inc. (b) (c)                      7                              152
     Agere Systems Inc. (b)                                   15                             21
     Agere Systems Inc. - Class B (b)                         17                             23
     Altera Corp. (b)                                         7                              150
     Amkor Technology Inc. (b) (c)                            2                              13
     Analog Devices Inc.                                      7                              270
     Applied Materials Inc. (b)                               33                             570
     Applied Micro Circuits Corp. (b)                         6                              25
     Asyst Technologies Inc. (b)                              1                              4
     Atmel Corp. (b) (c)                                      9                              35
     ATMI Inc. (b) (c)                                        1                              13
     Axcelis Technologies Inc. (b)                            2                              16
     Broadcom Corp. (b)                                       5                              165
     Brooks Automation Inc. (b)                               1                              15
     Cirrus Logic Inc. (b)                                    2                              9
     Cohu Inc.                                                -                              8
     Conexant Systems Inc. (b)                                9                              17
     Credence Systems Corp. (b) (c)                           2                              17
     Cree Inc. (b) (c)                                        1                              57
     Cypress Semiconductor Corp. (b)                          2                              28
     DSP Group Inc. (b)                                       1                              12
     Dupont Photomasks Inc. (b)                               -                              8
     Emulex Corp. (b)                                         2                              27
     ESS Technology (b)                                       1                              4
     Exar Corp. (b)                                           1                              11
     Fairchild Semiconductor International Inc. - Class A (b) 2                              38
     Freescale Semiconductor Inc. (b)                         8                              139
     Helix Technology Corp.                                   1                              10
     Integrated Circuit Systems Inc. (b)                      2                              31
     Integrated Device Technology Inc. (b)                    2                              23
     Intel Corp.                                              126                            2,948
     International Rectifier Corp. (b)                        1                              60
     Intersil Corp.                                           3                              45
     KLA-Tencor Corp. (b)                                     4                              179
     Kopin Corp. (b)                                          1                              5
     Kulicke & Soffa Industries Inc. (b)                      1                              7
     Lam Research Corp. (b)                                   3                              78
     Lattice Semiconductor Corp. (b)                          2                              13
     Linear Technology Corp.                                  6                              237
     LSI Logic Corp. (b)                                      8                              42
     LTX Corp. (b)                                            1                              8
     Marvell Technology Group Ltd. (b)                        4                              132
     Maxim Integrated Products Inc.                           6                              274
     Micrel Inc. (b)                                          1                              15
     Microchip Technology Inc.                                4                              108
     Micron Technology Inc. (b) (c)                           12                             148
     Mindspeed Technologies Inc. (b)                          2                              6
     Mykrolis Corp. (b)                                       1                              12
     National Semiconductor Corp.                             7                              127
     Novellus Systems Inc. (b)                                3                              79
     Nvidia Corp. (b)                                         3                              73
     Omnivision Technologies Inc. (b) (c)                     1                              20
     Photronics Inc. (b)                                      1                              8
     PMC - Sierra Inc. (b)                                    4                              40
     Power Integrations Inc. (b)                              1                              12
     QLogic Corp. (b)                                         2                              68
     Rambus Inc. (b)                                          2                              44
     Semtech Corp. (b)                                        1                              31
     Silicon Image Inc. (b)                                   1                              24
     Silicon Laboratories Inc. (b)                            1                              26
     Siliconix Inc. (b)                                       -                              4
     Skyworks Solutions Inc. (b)                              3                              27
     Teradyne Inc. (b)                                        4                              64
     Texas Instruments Inc.                                   34                             839
     Transmeta Corp. (b)                                      3                              5
     Triquint Semiconductor Inc. (b)                          3                              13
     Ultratech Inc. (b)                                       -                              8
     Varian Semiconductor Equipment Associates Inc. (b)       1                              26
     Vitesse Semiconductor Corp. (b)                          4                              15
     Xilinx Inc.                                              7                              202
     Zoran Corp. (b)                                          1                              9
                                                                                             8,001
Software - 22.3%
     Actuate Corp. (b)                                        1                              4
     Adobe Systems Inc.                                       5                              295
     Advent Software Inc. (b)                                 1                              11
     Ascential Software Corp. (b)                             1                              18
     Autodesk Inc.                                            4                              167
     BEA Systems Inc. (b)                                     7                              66
     BMC Software Inc. (b)                                    4                              80
     Borland Software Corp. (b)                               2                              18
     Cerner Corp. (b)                                         1                              30
     Citrix Systems Inc. (b)                                  3                              82
     Computer Associates International Inc.                   9                              284
     Compuware Corp. (b)                                      7                              44
     CSG Systems International Inc. (b)                       1                              19
     Dendrite International Inc. (b)                          1                              14
     Fair Isaac Corp.                                         1                              51
     FILENET Corp. (b)                                        1                              19
     Hyperion Solutions Corp. (b)                             1                              36
     IDX Systems Corp. (b)                                    -                              14
     Informatica Corp. (b)                                    2                              14
     Inter-Tel Inc.                                           -                              10
     Intuit Inc. (b) (c)                                      3                              151
     JDA Software Group Inc. (b)                              1                              7
     Keane Inc. (b)                                           1                              15
     Manugistics Group Inc. (b)                               1                              3
     Mercury Interactive Corp. (b) (c)                        2                              86
     Micromuse Inc. (b)                                       2                              9
     Microsoft Corp.                                          190                            5,074
     MRO Software Inc. (b)                                    -                              5
     NETIQ Corp. (b)                                          1                              14
     Novell Inc. (b)                                          7                              50
     Oracle Corp. (b)                                         78                             1,065
     Packeteer Inc. (b)                                       1                              10
     Parametric Technology Corp. (b)                          5                              30
     Quest Software Inc. (b)                                  1                              15
     Red Hat Inc. (b) (c)                                     3                              46
     Retek Inc. (b)                                           1                              7
     Serena Software Inc. (b)                                 1                              12
     Siebel Systems Inc. (b)                                  9                              95
     Sybase Inc. (b)                                          2                              38
     Veritas Software Corp. (b)                               8                              242
     Wind River Systems Inc. (b)                              2                              21
                                                                                             8,271
Telecommunications - 0.3%
     Amdocs Ltd. (b)                                          4                              96
     Aspect Communications Corp. (b)                          1                              9
                                                                                             105
Telecommunications Equipment - 12.1%
     3Com Corp. (b)                                           8                              33
     Adaptec Inc. (b)                                         2                              16
     ADC Telecommunications Inc. (b)                          16                             43
     Adtran Inc.                                              1                              16
     Andrew Corp. (b) (c)                                     3                              41
     Arris Group Inc. (b)                                     2                              12
     Avaya Inc. (b)                                           8                              141
     C-COR.net Corp. (b)                                      1                              8
     CIENA Corp. (b)                                          11                             38
     Cisco Systems Inc. (b)                                   133                            2,563
     Computer Network Technology Corp. (b)                    -                              2
     Comverse Technology Inc. (b) (c)                         4                              89
     Corning Inc. (b)                                         27                             321
     Extreme Networks Inc. (b)                                2                              14
     Finisar Corp. (b)                                        4                              8
     Foundry Networks Inc. (b)                                2                              32
     Harmonic Inc. (b)                                        1                              12
     Harris Corp.                                             1                              82
     JDS Uniphase Corp. (b) (c)                               27                             87
     Juniper Networks Inc. (b)                                10                             265
     Lucent Technologies Inc. (b)                             84                             317
     MRV Communications Inc. (b) (c)                          2                              7
     Plantronics Inc.                                         1                              40
     Polycom Inc. (b)                                         2                              46
     Scientific-Atlanta Inc.                                  3                              99
     Sycamore Networks Inc. (b)                               3                              14
     Tekelec (b)                                              1                              24
     Tellabs Inc. (b)                                         8                              72
     UTStarcom Inc. (b) (c)                                   2                              44
                                                                                             4,486
Wireless Telecommunications - 6.6%
     American Tower Corp. (b) (c)                             4                              79
     Audiovox Corp. (b)                                       1                              8
     Crown Castle International Corp. (b)                     4                              72
     InterDigital Communications Corp. (b)                    1                              23
     Motorola Inc.                                            46                             793
     Qualcomm Inc.                                            32                             1,357
     REMEC Inc. (b)                                           1                              8
     RF Micro Devices Inc. (b)                                3                              24
     Spectrasite Inc. (b)                                     1                              52
     Stratex Networks Inc. (b)                                2                              4
     Wireless Facilities Inc. (b)                             1                              11
                                                                                             2,431

     Total Common Stocks (cost $36,018)                                                      36,776

Warrants - 0.0%
Telecommunications Equipment - 0.0%
     Lucent Technologies Inc., Strike Price $2.75, Expiring 12/10/07                         4   6

     Total Warrants (cost $0)                                                                6

Short Term Investments - 7.0%
Money Market Funds - 1.7%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              622                            622

Securities Lending Collateral - 5.3%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   1,961                          1,961

     Total Short Term Investments (cost $2,583)                                              2,583

Total Investments - 106.3% (cost $38,601)                                                    39,365
Other Assets and Liabilities, Net -  (6.3%)                                                  (2,335)
Total Net Assets - 100%                                                                  $   37,030

JNL/MELLON CAPITAL MANAGEMENT THE DOW(SM) 10 FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Financial                                                20.2%
     Communications                                           18.8%
     Consumer, Non-cyclical                                   17.8%
     Energy                                                   12.5%
     Industrial                                               11.6%
     Basic Materials                                          10.6%
     Consumer, Cyclical                                       7.4%
     Money Market Investment                                  1.1%
                                                              100.0%

Common Stocks - 98.4%
Auto Manufacturers - 7.3%
     General Motors Corp. (c)                                 788                        $   31,558

Chemicals - 10.7%
     E.I. du Pont de Nemours & Co.                            928                            45,543

Diversified Financial Services - 20.1%
     Citigroup Inc.                                           862                            41,549
     JPMorgan Chase & Co.                                     1,154                          45,013
                                                                                             86,562
Manufacturing - 11.5%
     General Electric Capital Corp.                           1,358                          49,561

Oil & Gas Producers - 12.4%
     Exxon Mobil Corp.                                        1,040                          53,311

Pharmaceuticals - 6.7%
     Merck & Co. Inc.                                         898                            28,865

Telecommunications - 18.7%
     AT&T Corp.                                               2,025                          38,592
     SBC Communications Inc.                                  1,617                          41,658
                                                                                             80,250
Tobacco - 11.0%
     Altria Group Inc.                                        773                            47,242

     Total Common Stocks (cost $402,196)                                                     422,892

Short Term Investments - 8.6%
Money Market Funds - 1.1%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              4,900                          4,900

Securities Lending Collateral - 7.5%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   32,299                         32,299

     Total Short Term Investments (cost $37,199)                                             37,199

Total Investments - 107.0% (cost $439,395)                                                   460,091
Other Assets and Liabilities, Net - (7.0)%                                                   (30,257)
Total Net Assets - 100%                                                                  $   429,834

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Cyclical                                       37.7%
     Financial                                                23.4%
     Utilities                                                9.9%
     Communications                                           9.8%
     Industrial                                               9.6%
     Consumer, Non-cyclical                                   8.6%
     Money Market Investment                                  1.0%
                                                              100.0%

Common Stocks - 98.5%
Auto Manufacturers - 18.9%
     Ford Motor Co. (c)                                       1,815                      $   26,578
     PACCAR Inc.                                              518                            41,672
                                                                                             68,250
Commercial Services - 8.6%
     Cendant Corp.                                            1,330                          31,094

Diversified Financial Services - 23.3%
     Capital One Financial Corp.                              485                            40,815
     Countrywide Financial Corp.                              1,173                          43,415
                                                                                             84,230
Electric - 9.9%
     PG&E Corp. (b)                                           1,072                          35,680

Machinery - 9.5%
     Caterpillar Inc.                                         353                            34,441

Retail - 18.6%
     Best Buy Co. Inc.                                        574                            34,134
     Sears Roebuck & Co. (c)                                  651                            33,203
                                                                                             67,337
Telecommunications Equipment - 9.7%
     Lucent Technologies Inc. (b) (c)                         9,355                          35,176

     Total Common Stocks (cost $304,343)                                                     356,208

Short Term Investments - 9.1%
Money Market Funds - 1.1%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              3,830                          3,830

Securities Lending Collateral - 8.0%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   28,788                         28,788

     Total Short Term Investments (cost $32,618)                                             32,618

Total Investments - 107.6% (cost $336,961)                                                   388,826
Other Assets and Liabilities, Net - (7.6)%                                                   (27,308)
Total Net Assets - 100%                                                                  $   361,518

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Consumer, Cyclical                                       33.1%
     Communications                                           26.8%
     Consumer, Non-cyclical                                   20.9%
     Technology                                               9.1%
     Industrial                                               6.9%
     Energy                                                   1.6%
     Money Market Investment                                  1.6%
                                                              100.0%

Common Stocks - 96.5%
Aerospace & Defense - 0.9%
     Engineered Support Systems Inc.                          5                          $   298

Apparel - 6.6%
     Coach Inc. (b)                                           38                             2,166

Building Materials - 0.6%
     Eagle Materials Inc. (c)                                 1                              45
     Eagle Materials Inc. - Class B                           2                              158
                                                                                             203
Commercial Services - 2.4%
     Apollo Group Inc. (b) (c)                                4                              356
     ITT Educational Services Inc. (b) (c)                    9                              449
                                                                                             805
Computers - 6.1%
     Cognizant Technology Solutions Corp. (b)                 28                             1,188
     Sandisk Corp. (b)                                        33                             828
                                                                                             2,016
Electronics - 5.1%
     NEC Corp.                                                278                            1,702

Healthcare - 18.1%
     Humana Inc. (b)                                          33                             990
     Pacificare Health Systems Inc. (b) (c)                   17                             989
     Zimmer Holdings Inc. (b) (c)                             50                             4,008
                                                                                             5,987
Home Builders - 6.4%
     Centex Corp.                                             26                             1,519
     Ryland Group Inc. (c)                                    10                             574
                                                                                             2,093
Home Furnishings - 5.4%
     Harman International Industries Inc.                     14                             1,794

Oil & Gas Producers - 1.6%
     Patina Oil & Gas Corp.                                   14                             530

Retail - 14.2%
     Chico's FAS Inc. (b) (c)                                 18                             816
     Claire's Stores Inc.                                     19                             408
     Foot Locker Inc.                                         29                             790
     HOT Topic Inc. (b)                                       10                             167
     Nordstrom Inc. (c)                                       28                             1,321
     Nu Skin Enterprises Inc.                                 16                             414
     Urban Outfitters Inc. (b)                                18                             783
                                                                                             4,699
Software - 2.8%
     Total System Services Inc.                               38                             924

Telecommunications Equipment - 5.7%
     Avaya Inc. (b)                                           87                             1,504
     Foundry Networks Inc. (b) (c)                            27                             358
                                                                                             1,862
Wireless Telecommunications - 20.7%
     Nextel Communications Inc. (b)                           228                            6,837

     Total Common Stocks (cost $29,724)                                                      31,916

Short Term Investments - 10.7%
Money Market Funds - 1.6%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              520                            520

Securities Lending Collateral - 9.1%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   3,003                          3,003

     Total Short Term Investments (cost $3,523)                                              3,523

Total Investments - 107.2% (cost $33,247)                                                    35,439
Other Assets and Liabilities, Net - (7.2)%                                                   (2,384)
Total Net Assets - 100%                                                                  $   33,055

JNL/MELLON CAPITAL MANAGEMENT VIP FUND

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Communications                                           23.5%
     Consumer, Cyclical                                       18.4%
     Consumer, Non-cyclical                                   16.8%
     Financial                                                13.9%
     Energy                                                   7.9%
     Technology                                               7.5%
     Utilities                                                4.8%
     Industrial                                               4.5%
     Money Market Investment                                  1.6%
     Basic Materials                                          1.1%
                                                              100.0%

Common Stocks - 97.0%
Aerospace & Defense - 0.2%
     Engineered Support Systems Inc.                          1                          $   34

Apparel - 2.4%
     Coach Inc. (b)                                           4                              244
     NIKE Inc.                                                3                              279
                                                                                             523
Auto Manufacturers - 2.1%
     General Motors Corp. (c)                                 12                             469

Auto Parts & Equipment - 0.7%
     Keystone Automotive Industries Inc. (b)                  2                              44
     Tenneco Automotive Inc. (b)                              6                              110
                                                                                             154
Banks - 7.7%
     ABN Amro Holding NV                                      7                              177
     Allied Irish Banks Plc                                   10                             204
     Columbia Banking Systems Inc.                            2                              41
     Danske Bank A/S                                          7                              203
     Fortis                                                   8                              215
     HBOS Plc                                                 12                             197
     KBC Bancassurance Holding                                3                              257
     Lloyds TSB Group Plc                                     19                             177
     Mercantile Bank Corp.                                    1                              34
     Nordea AB                                                21                             211
                                                                                             1,716
Beverages - 0.3%
     Brown-Forman Corp. - Class B                             1                              68

Biotechnology - 1.2%
     Integra LifeSciences Holdings Corp. (b)                  4                              150
     Invitrogen Corp. (b)                                     -                              31
     Serologicals Corp. (b)                                   4                              85
                                                                                             266
Building Materials - 0.3%
     American Standard Cos. Inc. (b)                          1                              34
     Eagle Materials Inc. (c)                                 -                              7
     Eagle Materials Inc. - Class B                           -                              18
                                                                                             59
Chemicals - 0.7%
     Symyx Technologies Inc. (b)                              5                              148

Commercial Services - 2.4%
     Apollo Group Inc. (b) (c)                                1                              42
     Cendant Corp.                                            4                              89
     ITT Educational Services Inc. (b) (c)                    1                              52
     Moody's Corp.                                            4                              351
                                                                                             534
Computers - 1.2%
     Cognizant Technology Solutions Corp. (b)                 3                              128
     Sandisk Corp. (b)                                        5                              130
                                                                                             258
Cosmetics & Personal Care - 0.9%
     Avon Products Inc.                                       5                              211

Diversified Financial Services - 2.7%
     Accredited Home Lenders Holding Co. (b)                  1                              32
     Federated Investors Inc.                                 3                              90
     Franklin Resources Inc. (c)                              7                              470
                                                                                             592
Electric - 3.8%
     Electrabel SA                                            1                              223
     Endesa SA                                                8                              191
     Enel SpA                                                 23                             226
     National Grid Transco Plc                                22                             208
                                                                                             848
Electronics - 1.7%
     Garmin Ltd. (c)                                          1                              58
     Gentex Corp.                                             1                              26
     Ii-Vi Inc. (b)                                           1                              21
     NEC Corp.                                                33                             200
     Paxar Corp. (b)                                          1                              22
     Sanmina-SCI Corp. (b)                                    5                              40
     Waters Corp. (b)                                         -                              19
                                                                                             386
Entertainment - 0.5%
     Isle of Capri Casinos Inc. (b)                           4                              107

Food - 0.8%
     Hershey Foods Corp.                                      3                              168

Healthcare - 8.8%
     Biomet Inc. (c)                                          2                              91
     Cyberonics Inc. (b)                                      4                              74
     Humana Inc. (b)                                          4                              113
     Medical Action Industries Inc. (b)                       1                              26
     Pacificare Health Systems Inc. (b) (c)                   2                              113
     PolyMedica Corp.                                         4                              137
     Province Healthcare Co. (b)                              8                              171
     St. Jude Medical Inc. (b)                                3                              120
     Thoratec Corp. (b)                                       8                              85
     UnitedHealth Group Inc.                                  5                              423
     Ventana Medical Systems Inc. (b)                         3                              165
     Zimmer Holdings Inc. (b) (c)                             6                              452
                                                                                             1,970
Home Builders - 1.3%
     Centex Corp.                                             3                              172
     Meritage Corp. (b)                                       -                              43
     Ryland Group Inc. (c)                                    1                              65
                                                                                             280
Home Furnishings - 0.9%
     Harman International Industries Inc.                     2                              196

Household Products - 0.8%
     Jarden Corp. (b) (c)                                     4                              180

Insurance - 2.5%
     Aviva Plc                                                18                             215
     ING Groep NV                                             7                              203
     Universal American Financial Corp. (b)                   8                              119
     Zenith National Insurance Corp.                          1                              32
                                                                                             569
Internet - 0.8%
     Net2Phone Inc. (b)                                       9                              32
     Symantec Corp. (b)                                       6                              143
                                                                                             175
Lodging - 0.7%
     Ameristar Casinos Inc.                                   4                              166

Manufacturing - 1.3%
     3M Co.                                                   3                              242
     Applied Films Corp. (b)                                  2                              39
                                                                                             281
Mining - 0.3%
     RTI International Metals Inc. (b)                        3                              66

Office & Business Equipment - 0.6%
     Global Imaging Systems Inc. (b)                          3                              128

Oil & Gas Producers - 7.2%
     Burlington Resources Inc.                                -                              13
     ENI-Ente Nazionale Idrocarburi SpA                       8                              208
     Exxon Mobil Corp.                                        20                             1,006
     Marathon Oil Corp.                                       -                              8
     Patina Oil & Gas Corp.                                   2                              60
     Range Resources Corp.                                    9                              174
     Swift Energy Co. (b) (c)                                 4                              124
                                                                                             1,593
Oil & Gas Services - 0.6%
     Maverick Tube Corp. (b)                                  1                              42
     Tetra Technologies Inc. (b)                              3                              96
                                                                                             138
Packaging & Containers - 0.7%
     Silgan Holdings Inc.                                     3                              167

Pharmaceuticals - 0.4%
     Bentley Pharmaceuticals Inc. (b)                         3                              32
     Noven Pharmaceuticals Inc. (b)                           3                              59
                                                                                             91
Real Estate - 0.6%
     LaSalle Hotel Properties                                 1                              21
     Saxon Capital Inc.                                       4                              106
                                                                                             127
Retail - 9.6%
     Bombay Co. Inc. (b)                                      5                              30
     Chico's FAS Inc. (b) (c)                                 2                              92
     Claire's Stores Inc.                                     2                              46
     CSK Auto Corp. (b)                                       7                              121
     Foot Locker Inc.                                         3                              89
     HOT Topic Inc. (b)                                       1                              19
     Jos. A. Banks Clothiers Inc. (b) (c)                     2                              58
     Limited Brands Inc.                                      6                              140
     Nordstrom Inc. (c)                                       3                              150
     Nu Skin Enterprises Inc.                                 2                              48
     PC Connection Inc. (b)                                   3                              25
     RadioShack Corp.                                         2                              62
     School Specialty Inc. (b)                                3                              109
     Staples Inc.                                             4                              150
     Starbucks Corp. (b)                                      4                              220
     Urban Outfitters Inc. (b)                                2                              81
     Wal-Mart Stores Inc.                                     12                             623
     World Fuel Services Corp.                                2                              83
                                                                                             2,146
Savings & Loans - 0.2%
     Flushing Financial Corp.                                 2                              46

Semiconductors - 3.3%
     Intel Corp.                                              24                             568
     Linear Technology Corp.                                  1                              39
     Maxim Integrated Products Inc.                           3                              124
                                                                                             731
Software - 2.4%
     Adobe Systems Inc.                                       2                              133
     Electronic Arts Inc. (b)                                 3                              165
     JDA Software Group Inc. (b)                              4                              56
     Per-Se Technologies Inc. (b)                             4                              61
     Total System Services Inc.                               5                              112
                                                                                             527
Telecommunications - 7.6%
     Alltel Corp.                                             -                              22
     AT&T Corp. (c)                                           31                             587
     BellSouth Corp.                                          2                              59
     BT Group Plc                                             46                             181
     SBC Communications Inc.                                  24                             618
     Telecom Italia SpA                                       53                             216
                                                                                             1,683
Telecommunications Equipment - 6.1%
     Aeroflex Inc. (b)                                        10                             120
     Avaya Inc. (b)                                           10                             170
     Cisco Systems Inc. (b)                                   54                             1,045
     Foundry Networks Inc. (b)                                3                              41
                                                                                             1,376
Tobacco - 0.9%
     British American Tobacco Plc                             11                             196

Transportation - 0.3%
     RailAmerica Inc. (b)                                     5                              59

Water - 0.9%
     Suez SA                                                  8                              207

Wireless Telecommunications - 8.6%
     Nextel Communications Inc. (b)                           37                             1,103
     Qualcomm Inc.                                            14                             605
     TIM SpA                                                  29                             215
                                                                                             1,923

     Total Common Stocks (cost $20,698)                                                      21,562

Short Term Investments - 12.2%
Money Market Funds - 1.6%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              355                            355

Securities Lending Collateral - 10.6%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   2,350                          2,350

     Total Short Term Investments (cost $2,705)                                              2,705

Total Investments - 109.2% (cost $23,403)                                                    24,267
Other Assets and Liabilities, Net - (9.2)%                                                   (2,032)
Total Net Assets - 100%                                                                  $   22,235




SUMMARY OF INVESTMENTS BY COUNTRY:


                 JNL/Mellon Capital JNL/Mellon Capital  JNL/Mellon Capital JNL/Mellon Capital
                      Management      Management          Management          Management
                       Global          JNL 5              Value Line             VIP
                       15 Fund          Fund                25 Fund              Fund

Belgium                    - %            - %                 - %                 3.2%
Denmark                    -              -                   -                   0.9
France                     -              -                   -                   0.9
Hong Kong                32.6            6.5                  -                    -
Ireland                    -              -                   -                   0.9
Italy                      -              -                   -                   4.0
Japan                      -              -                  5.3                  0.9
Netherlands                -              -                   -                   1.7
Spain                      -              -                   -                   0.9
Sweden                     -              -                   -                   1.0
United Kingdom           37.5            7.8                  -                   5.4
United States            29.9           85.7                94.7                 80.2
Total Investments       100.0%         100.0%              100.0%               100.0%

SUMMARY OF OPEN CURRENCY CONTRACTS (IN THOUSANDS):

     Currency            Settlement     Notional     Currency Unrealized
     Purchased/Sold      Date           Amount       Value    Gain/(Loss)

JNL/Mellon Capital Management Global 15 Fund
     GBP/USD             01/04/05       1,011 GBP    $1,941      $5
     HKD/USD             01/03/05       3,324 HKD       428       -
                                                      2,369       5


JNL VARIABLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2004
                                                                               JNL VARIABLE FUND LLC
                                             ---------------------------------------------------------------------------------------
                                             ---------------------------------------------------------------------------------------

                                                 JNL/Mellon           JNL/Mellon          JNL/Mellon Capital         JNL/Mellon
                                                   Capital              Capital               Management              Capital
                                                 Management           Management               Consumer              Management
                                                     25             Communications           Brands Sector             Energy
ASSETS                                              Fund              Sector Fund                Fund               Sector Fund
                                              ------------------ ----------------------  ----------------------  -------------------
                                              ------------------ ----------------------  ----------------------  -------------------

Investments - unaffiliated, at value (a) (b)          $ 406,342               $ 17,285                $ 15,111             $ 60,465
Investments - affiliated, at value and cost              13,029                  5,010                   1,436                4,486
Cash                                                          -                      -                       -                    -
Foreign currency (c)                                          -                      -                       -                    -
Receivables:
   Dividends and interest                                   834                     16                      19                   31
   Foreign taxes recoverable                                  -                      1                       -                    6
   Forward currency contracts                                 -                      -                       -                    -
   Fund shares sold                                         651                      3                      10                  107
   Investment securities sold                                 -                     66                       -                    -
                                              ------------------ ----------------------  ----------------------  -------------------
                                              ------------------ ----------------------  ----------------------  -------------------
TOTAL ASSETS                                            420,856                 22,381                  16,576               65,095
                                              ------------------ ----------------------  ----------------------  -------------------
                                              ------------------ ----------------------  ----------------------  -------------------

LIABILITIES
Cash overdraft                                                -                      -                       -                    -
Payables:
   Administrative fees                                       51                      2                       2                    8
   Advisory fees                                             99                      5                       5                   18
   Forward currency contracts                                 -                      -                       -                    -
   Fund shares redeemed                                     832                      2                       6                   41
   Investment securities purchased                            -                    195                     100                  301
   Trustees fees                                              2                      -                       -                    -
   Other                                                      3                      -                       -                    -
   12B-1 service fees (Class A)                              67                      2                       2                   10
Return of collateral for securities loaned                8,128                  4,862                   1,328                3,800
                                              ------------------ ----------------------  ----------------------  -------------------
                                              ------------------ ----------------------  ----------------------  -------------------
TOTAL LIABILITIES                                         9,182                  5,068                   1,443                4,178
                                              ------------------ ----------------------  ----------------------  -------------------
                                              ------------------ ----------------------  ----------------------  -------------------
NET ASSETS                                            $ 411,674               $ 17,313                $ 15,133             $ 60,917
                                              ================== ======================  ======================  ===================
                                              ================== ======================  ======================  ===================

NET ASSETS CONSIST OF:
Paid-in capital                                       $ 320,688               $ 14,744                $ 13,608             $ 50,478
Undistributed (accumulated) net
   investment income (loss)                               8,553                    304                      20                  304
Accumulated net realized gain (loss)                     16,428                    979                     348                3,735
Net unrealized appreciation (depreciation)
   on investments and foreign currency
   related transactions                                  66,005                  1,286                   1,157                6,400
                                              ------------------ ----------------------  ----------------------  -------------------
                                              ------------------ ----------------------  ----------------------  -------------------
                                                      $ 411,674               $ 17,313                $ 15,133             $ 60,917
                                              ================== ======================  ======================  ===================
                                              ================== ======================  ======================  ===================

CLASS A
Net assets                                            $ 411,674               $ 17,306                $ 15,128             $ 60,910
Shares outstanding (no par value),
   unlimited shares authorized                           31,735                  3,512                   1,283                3,231
Net asset value per share                               $ 12.97                 $ 4.93                 $ 11.79              $ 18.84
                                              ================== ======================  ======================  ===================
                                              ================== ======================  ======================  ===================

CLASS B
Net assets                                           n/a                           $ 7                     $ 5                  $ 7
Shares outstanding (no par value),
   unlimited shares authorized                       n/a                             1                       1                    1
Net asset value per share                            n/a                        $ 4.88                 $ 11.81              $ 18.88
--------------------------------------------- ================== ======================  ======================  ===================
--------------------------------------------- ================== ======================  ======================  ===================

(a) Including securities on loan of:                    $ 7,858                $ 4,689                 $ 1,281              $ 3,666
(b) Investments - unaffiliated, at cost                 340,337                 15,999                  13,954               54,065
(c) Foreign currency, at cost                                 -                      -                       -                    -



                                             --------------------------------------------------------
                                             --------------------------------------------------------


                                                  JNL/Mellon          JNL/Mellon       JNL/Mellon
                                                   Capital             Capital           Capital
                                                  Management          Management       Management
                                                  Financial           Global 15           JNL 5
ASSETS                                           Sector Fund             Fund             Fund
                                              -------------------  ----------------- ----------------
                                              -------------------  ----------------- ----------------

Investments - unaffiliated, at value (a) (b)            $ 29,164          $ 392,121         $ 84,812
Investments - affiliated, at value and cost                2,010             11,478           13,153
Cash                                                           -                  -                -
Foreign currency (c)                                           -                  1                8
Receivables:
   Dividends and interest                                     41                780              174
   Foreign taxes recoverable                                   -                  -                -
   Forward currency contracts                                  -                  5                -
   Fund shares sold                                           27                798              993
   Investment securities sold                                  -                  -              693
                                              -------------------  ----------------- ----------------
                                              -------------------  ----------------- ----------------
TOTAL ASSETS                                              31,242            405,183           99,833
                                              -------------------  ----------------- ----------------
                                              -------------------  ----------------- ----------------

LIABILITIES
Cash overdraft                                                 -                  -                -
Payables:
   Administrative fees                                         3                 65                9
   Advisory fees                                               9                 96               20
   Forward currency contracts                                  -                  -                -
   Fund shares redeemed                                        3                317              101
   Investment securities purchased                           250              2,369            2,195
   Trustees fees                                               -                  2                -
   Other                                                       -                  2                1
   12B-1 service fees (Class A)                                5                 65               11
Return of collateral for securities loaned                 1,642              6,862            9,925
                                              -------------------  ----------------- ----------------
                                              -------------------  ----------------- ----------------
TOTAL LIABILITIES                                          1,912              9,778           12,262
                                              -------------------  ----------------- ----------------
                                              -------------------  ----------------- ----------------
NET ASSETS                                              $ 29,330          $ 395,405         $ 87,571
                                              ===================  ================= ================
                                              ===================  ================= ================

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 25,842          $ 303,949         $ 83,725
Undistributed (accumulated) net
   investment income (loss)                                  427             11,493                3
Accumulated net realized gain (loss)                         176              7,266              275
Net unrealized appreciation (depreciation)
   on investments and foreign currency
   related transactions                                    2,885             72,697            3,568
                                              -------------------  ----------------- ----------------
                                              -------------------  ----------------- ----------------
                                                        $ 29,330          $ 395,405         $ 87,571
                                              ===================  ================= ================
                                              ===================  ================= ================

CLASS A
Net assets                                              $ 29,318          $ 395,405         $ 87,331
Shares outstanding (no par value),
   unlimited shares authorized                             2,235             30,997            8,002
Net asset value per share                                $ 13.12            $ 12.76          $ 10.91
                                              ===================  ================= ================
                                              ===================  ================= ================

CLASS B
Net assets                                                  $ 12          n/a                  $ 240
Shares outstanding (no par value),
   unlimited shares authorized                                 1          n/a                     22
Net asset value per share                                $ 13.01          n/a                $ 10.91
--------------------------------------------- ===================  ================= ================
--------------------------------------------- ===================  ================= ================

(a) Including securities on loan of:                     $ 1,588            $ 6,417          $ 9,580
(b) Investments - unaffiliated, at cost                   26,279            319,422           81,244
(c) Foreign currency, at cost                                  -                  1                8

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2004


                                              --------------------------------------------------------------------------------------

                                                 JNL/Mellon         JNL/Mellon Capital          JNL/Mellon           JNL/Mellon
                                                   Capital              Management               Capital              Capital
                                                 Management           Pharmaceutical/           Management           Management
                                                  Nasdaq 15             Healthcare            Select Small-          Technology
ASSETS                                              Fund                Sector Fund              Cap Fund           Sector Fund
                                              ------------------  ------------------------  -------------------  -------------------
                                              ------------------  ------------------------  -------------------  -------------------

Investments - unaffiliated, at value (a) (b)            $ 8,994                  $ 48,626            $ 339,544             $ 36,782
Investments - affiliated, at value and cost                 386                     2,865               21,535                2,583
Cash                                                          -                         -                    -                    -
Foreign currency (c)                                          -                         -                    -                    -
Receivables:
   Dividends and interest                                     4                        40                  252                    9
   Foreign taxes recoverable                                  -                         -                    -                    -
   Forward currency contracts                                 -                         -                    -                    -
   Fund shares sold                                          11                        41                1,082                   39
   Investment securities sold                                 -                         -               10,701                    -
                                              ------------------  ------------------------  -------------------  -------------------
                                              ------------------  ------------------------  -------------------  -------------------
TOTAL ASSETS                                              9,395                    51,572              373,114               39,413
                                              ------------------  ------------------------  -------------------  -------------------
                                              ------------------  ------------------------  -------------------  -------------------

LIABILITIES
Cash overdraft                                                -                         -                    -                    -
Payables:
   Administrative fees                                        1                         6                   43                    4
   Advisory fees                                              3                        15                   86                   11
   Forward currency contracts                                 -                         -                    -                    -
   Fund shares redeemed                                       1                        30                  173                   15
   Investment securities purchased                            -                       633                    -                  385
   Trustees fees                                              -                         1                    2                    -
   Other                                                      1                                              3                    1
   12B-1 service fees (Class A)                               2                         8                   57                    6
Return of collateral for securities loaned                  300                     2,225               16,520                1,961
                                              ------------------  ------------------------  -------------------  -------------------
                                              ------------------  ------------------------  -------------------  -------------------
TOTAL LIABILITIES                                           308                     2,918               16,884                2,383
                                              ------------------  ------------------------  -------------------  -------------------
                                              ------------------  ------------------------  -------------------  -------------------
NET ASSETS                                              $ 9,087                  $ 48,654            $ 356,230             $ 37,030
                                              ==================  ========================  ===================  ===================
                                              ==================  ========================  ===================  ===================

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 8,471                  $ 46,938            $ 280,208             $ 35,801
Undistributed (accumulated) net
   investment income (loss)                                  (4)                      220                  147                  495
Accumulated net realized gain (loss)                        282                       229               29,982                  (30)
Net unrealized appreciation (depreciation)
   on investments and foreign currency
   related transactions                                     338                     1,267               45,893                  764
                                              ------------------  ------------------------  -------------------  -------------------
                                              ------------------  ------------------------  -------------------  -------------------
                                                        $ 9,087                  $ 48,654            $ 356,230             $ 37,030
                                              ==================  ========================  ===================  ===================
                                              ==================  ========================  ===================  ===================

CLASS A
Net assets                                              $ 9,087                  $ 48,625            $ 356,230             $ 37,014
Shares outstanding (no par value),
   unlimited shares authorized                              836                     4,165               17,853                5,969
Net asset value per share                               $ 10.87                   $ 11.67              $ 19.95               $ 6.20
                                              ==================  ========================  ===================  ===================
                                              ==================  ========================  ===================  ===================

CLASS B
Net assets                                           n/a                             $ 29           n/a                        $ 16
Shares outstanding (no par value),
   unlimited shares authorized                       n/a                                2           n/a                           2
Net asset value per share                            n/a                          $ 11.64           n/a                      $ 6.22
--------------------------------------------- ==================  ========================  ===================  ===================
--------------------------------------------- ==================  ========================  ===================  ===================

(a) Including securities on loan of:                      $ 293                   $ 2,143             $ 15,781              $ 1,870
(b) Investments - unaffiliated, at cost                   8,656                    47,359              293,651               36,018
(c) Foreign currency, at cost                                 -                         -                    -                    -



                                              -----------------------------------------------------------------------

                                                  JNL/Mellon         JNL/Mellon        JNL/Mellon       JNL/Mellon
                                                   Capital             Capital           Capital          Capital
                                                  Management         Management        Management       Management
                                                  The Dow 10         The S&P 10       Value Line 25         VIP
ASSETS                                               Fund               Fund              Fund             Fund
                                              -------------------  ----------------  ----------------  --------------
                                              -------------------  ----------------  ----------------  --------------

Investments - unaffiliated, at value (a) (b)           $ 422,892         $ 356,208          $ 31,916        $ 21,562
Investments - affiliated, at value and cost               37,199            32,618             3,523           2,705
Cash                                                           -                 -                 -               -
Foreign currency (c)                                           -                 -                 -               6
Receivables:
   Dividends and interest                                  1,677             1,179                 5              35
   Foreign taxes recoverable                                   -                 -                 -               -
   Forward currency contracts                                  -                 -                 -               -
   Fund shares sold                                          817               718               320             360
   Investment securities sold                                  -                 -               325             216
                                              -------------------  ----------------  ----------------  --------------
                                              -------------------  ----------------  ----------------  --------------
TOTAL ASSETS                                             462,585           390,723            36,089          24,884
                                              -------------------  ----------------  ----------------  --------------
                                              -------------------  ----------------  ----------------  --------------

LIABILITIES
Cash overdraft                                                 -                 -                 -               -
Payables:
   Administrative fees                                        53                44                 4               3
   Advisory fees                                             103                87                 9               7
   Forward currency contracts                                  -                 -                 -               -
   Fund shares redeemed                                      220               222                 7               4
   Investment securities purchased                             -                 -                 -             280
   Trustees fees                                               2                 2                 -               -
   Other                                                       4                 3                 6               1
   12B-1 service fees (Class A)                               70                59                 5               4
Return of collateral for securities loaned                32,299            28,788             3,003           2,350
                                              -------------------  ----------------  ----------------  --------------
                                              -------------------  ----------------  ----------------  --------------
TOTAL LIABILITIES                                         32,751            29,205             3,034           2,649
                                              -------------------  ----------------  ----------------  --------------
                                              -------------------  ----------------  ----------------  --------------
NET ASSETS                                             $ 429,834         $ 361,518          $ 33,055        $ 22,235
                                              ===================  ================  ================  ==============
                                              ===================  ================  ================  ==============

NET ASSETS CONSIST OF:
Paid-in capital                                        $ 380,385         $ 300,483          $ 30,509        $ 20,749
Undistributed (accumulated) net
   investment income (loss)                               17,571             2,719               (20)              1
Accumulated net realized gain (loss)                      11,182             6,452               374             621
Net unrealized appreciation (depreciation)
   on investments and foreign currency
   related transactions                                   20,696            51,864             2,192             864
                                              -------------------  ----------------  ----------------  --------------
                                              -------------------  ----------------  ----------------  --------------
                                                       $ 429,834         $ 361,518          $ 33,055        $ 22,235
                                              ===================  ================  ================  ==============
                                              ===================  ================  ================  ==============

CLASS A
Net assets                                             $ 429,834         $ 361,518          $ 33,055        $ 22,124
Shares outstanding (no par value),
   unlimited shares authorized                            41,322            33,517             2,881           1,994
Net asset value per share                                $ 10.40           $ 10.79           $ 11.47         $ 11.10
                                              ===================  ================  ================  ==============
                                              ===================  ================  ================  ==============

CLASS B
Net assets                                            n/a                n/a               n/a                 $ 111
Shares outstanding (no par value),
   unlimited shares authorized                        n/a                n/a               n/a                    10
Net asset value per share                             n/a                n/a               n/a               $ 11.09
--------------------------------------------- ===================  ================  ================  ==============
--------------------------------------------- ===================  ================  ================  ==============

(a) Including securities on loan of:                    $ 31,645          $ 27,244           $ 2,913         $ 2,279
(b) Investments - unaffiliated, at cost                  402,196           304,343            29,724          20,698
(c) Foreign currency, at cost                                  -                 -                 -               6


                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004
                                                       JNL VARIABLE FUND LLC
                                               ----------------------------------------------------------------------------------
                                               ----------------------------------------------------------------------------------

                                                   JNL/Mellon          JNL/Mellon        JNL/Mellon Capital      JNL/Mellon
                                                    Capital             Capital             Management             Capital
                                                   Management          Management            Consumer            Management
                                                       25            Communications        Brands Sector           Energy
                                                      Fund            Sector Fund              Fund              Sector Fund
                                                -----------------  -------------------  --------------------  ------------------
                                                -----------------  -------------------  --------------------  ------------------
INVESTMENT INCOME
   Dividends                                             $ 6,411                $ 395                 $ 118               $ 537
   Interest (a)                                               49                    3                     2                  10
   Foreign taxes withheld                                      -                    -                     -                   1
   Securities lending                                          7                    2                     2                   1
                                                -----------------  -------------------  --------------------  ------------------
                                                -----------------  -------------------  --------------------  ------------------
TOTAL INVESTMENT INCOME                                    6,467                  400                   122                 549
                                                -----------------  -------------------  --------------------  ------------------
                                                -----------------  -------------------  --------------------  ------------------

EXPENSES
   Administrative fees                                       402                   19                    21                  51
   Advisory fees                                             836                   50                    53                 125
   Trustees fees                                               9                    1                     1                   1
   Other                                                       9                    -                     -                   -
   12B-1 service fees (Class A)                              536                   26                    27                  68
                                                -----------------  -------------------  --------------------  ------------------
                                                -----------------  -------------------  --------------------  ------------------
TOTAL EXPENSES                                             1,792                   96                   102                 245
                                                -----------------  -------------------  --------------------  ------------------
                                                -----------------  -------------------  --------------------  ------------------
NET INVESTMENT INCOME (LOSS)                               4,675                  304                    20                 304
                                                -----------------  -------------------  --------------------  ------------------
                                                -----------------  -------------------  --------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                            18,968                  979                   348               3,735
   Foreign currency related items                              -                    -                     -                   -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                            37,262                  763                   959               5,931
   Foreign currency related items                              -                    -                     -                   -
                                                -----------------  -------------------  --------------------  ------------------
                                                -----------------  -------------------  --------------------  ------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                            56,230                1,742                 1,307               9,666
                                                -----------------  -------------------  --------------------  ------------------
                                                -----------------  -------------------  --------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 60,905              $ 2,046               $ 1,327             $ 9,970
----------------------------------------------  =================  ===================  ====================  ==================
----------------------------------------------  =================  ===================  ====================  ==================

(a) Interest from affiliated investments                    $ 47                  $ 2                   $ 2                 $ 9
(b) Period from October 4, 2004 (commencement of operations)


                                               -----------------------------------------------------------
                                               -----------------------------------------------------------

                                                   JNL/Mellon          JNL/Mellon          JNL/Mellon
                                                     Capital            Capital             Capital
                                                   Management          Management          Management
                                                    Financial          Global 15             JNL 5
                                                   Sector Fund            Fund              Fund (b)
                                                ------------------  -----------------  -------------------
                                                ------------------  -----------------  -------------------
INVESTMENT INCOME
   Dividends                                                $ 590           $ 10,151                $ 255
   Interest (a)                                                 4                 62                   14
   Foreign taxes withheld                                      (1)              (435)                  (1)
   Securities lending                                           1                123                    -
                                                ------------------  -----------------  -------------------
                                                ------------------  -----------------  -------------------
TOTAL INVESTMENT INCOME                                       594              9,901                  268
                                                ------------------  -----------------  -------------------
                                                ------------------  -----------------  -------------------

EXPENSES
   Administrative fees                                         34                500                   13
   Advisory fees                                               87                784                   31
   Trustees fees                                                1                  8                    -
   Other                                                        -                  8                    1
   12B-1 service fees (Class A)                                45                500                   17
                                                ------------------  -----------------  -------------------
                                                ------------------  -----------------  -------------------
TOTAL EXPENSES                                                167              1,800                   62
                                                ------------------  -----------------  -------------------
                                                ------------------  -----------------  -------------------
NET INVESTMENT INCOME (LOSS)                                  427              8,101                  206
                                                ------------------  -----------------  -------------------
                                                ------------------  -----------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                176              9,224                  276
   Foreign currency related items                               -               (294)                   -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                              2,479             52,919                3,568
   Foreign currency related items                               -                 (1)                   -
                                                ------------------  -----------------  -------------------
                                                ------------------  -----------------  -------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                              2,655             61,848                3,844
                                                ------------------  -----------------  -------------------
                                                ------------------  -----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 3,082           $ 69,949              $ 4,050
----------------------------------------------  ==================  =================  ===================
----------------------------------------------  ==================  =================  ===================

(a) Interest from affiliated investments                      $ 3               $ 56                 $ 13
(b) Period from October 4, 2004 (commencement of operations)

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                             ---------------------------------------------------------------------------------
                                             ---------------------------------------------------------------------------------

                                                JNL/Mellon        JNL/Mellon Capital         JNL/Mellon         JNL/Mellon
                                                  Capital             Management              Capital             Capital
                                                Management          Pharmaceutical/          Management         Management
                                                 Nasdaq 15            Healthcare           Select Small-        Technology
                                                 Fund (b)             Sector Fund             Cap Fund          Sector Fund
                                             ------------------  ----------------------  ------------------- ------------------
                                             ------------------  ----------------------  ------------------- ------------------
INVESTMENT INCOME
   Dividends                                               $ 7                   $ 494              $ 1,573              $ 691
   Interest (a)                                              2                       7                   34                  5
   Foreign taxes withheld                                    -                       -                    -                  -
   Securities lending                                        -                       3                   76                  1
                                             ------------------  ----------------------  ------------------- ------------------
                                             ------------------  ----------------------  ------------------- ------------------
TOTAL INVESTMENT INCOME                                      9                     504                1,683                697
                                             ------------------  ----------------------  ------------------- ------------------
                                             ------------------  ----------------------  ------------------- ------------------

EXPENSES
   Administrative fees                                       3                      57                  358                 41
   Advisory fees                                             6                     147                  756                105
   Trustees fees                                             -                       1                    8                  1
   Other                                                     1                       2                    8                  1
   12B-1 service fees (Class A)                              3                      77                  478                 54
                                             ------------------  ----------------------  ------------------- ------------------
                                             ------------------  ----------------------  ------------------- ------------------
TOTAL EXPENSES                                              13                     284                1,608                202
                                             ------------------  ----------------------  ------------------- ------------------
                                             ------------------  ----------------------  ------------------- ------------------
NET INVESTMENT INCOME (LOSS)                                (4)                    220                   75                495
                                             ------------------  ----------------------  ------------------- ------------------
                                             ------------------  ----------------------  ------------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                             282                     229               33,384                (30)
   Foreign currency related items                            -                       -                    -                  -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                             338                     746                9,310                572
   Foreign currency related items                            -                       -                    -                  -
                                             ------------------  ----------------------  ------------------- ------------------
                                             ------------------  ----------------------  ------------------- ------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                             620                     975               42,694                542
                                             ------------------  ----------------------  ------------------- ------------------
                                             ------------------  ----------------------  ------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 616                 $ 1,195             $ 42,769            $ 1,037
------------------------------------------   ==================  ======================  =================== ==================
------------------------------------------   ==================  ======================  =================== ==================

(a) Interest from affiliated investments                   $ 2                     $ 5                 $ 32                $ 4
(b) Period from October 4, 2004 (commencement of operations)




                                             ----------------------------------------------------------------------
                                             ----------------------------------------------------------------------

                                                 JNL/Mellon         JNL/Mellon        JNL/Mellon       JNL/Mellon
                                                  Capital            Capital           Capital          Capital
                                                 Management         Management        Management       Management
                                                 The Dow 10         The S&P 10      Value Line 25         VIP
                                                    Fund               Fund            Fund (b)         Fund (b)
                                             -------------------  ---------------  -----------------  -------------
                                             -------------------  ---------------  -----------------  -------------
INVESTMENT INCOME
   Dividends                                           $ 12,124          $ 3,609                $ 8           $ 62
   Interest (a)                                              48               43                  6              4
   Foreign taxes withheld                                     -                -                  -             (2)
   Securities lending                                        12               19                  -              1
                                             -------------------  ---------------  -----------------  -------------
                                             -------------------  ---------------  -----------------  -------------
TOTAL INVESTMENT INCOME                                  12,184            3,671                 14             65
                                             -------------------  ---------------  -----------------  -------------
                                             -------------------  ---------------  -----------------  -------------

EXPENSES
   Administrative fees                                      476              367                  6              5
   Advisory fees                                            989              769                 14             12
   Trustees fees                                             11                8                  -              -
   Other                                                     10                8                  6              1
   12B-1 service fees (Class A)                             635              489                  8              6
                                             -------------------  ---------------  -----------------  -------------
                                             -------------------  ---------------  -----------------  -------------
TOTAL EXPENSES                                            2,121            1,641                 34             24
                                             -------------------  ---------------  -----------------  -------------
                                             -------------------  ---------------  -----------------  -------------
NET INVESTMENT INCOME (LOSS)                             10,063            2,030                (20)            41
                                             -------------------  ---------------  -----------------  -------------
                                             -------------------  ---------------  -----------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                           14,765           14,853                374            621
   Foreign currency related items                             -                -                  -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                           (7,973)          33,765              2,192            864
   Foreign currency related items                             -                -                  -              -
                                             -------------------  ---------------  -----------------  -------------
                                             -------------------  ---------------  -----------------  -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                            6,792           48,618              2,566          1,485
                                             -------------------  ---------------  -----------------  -------------
                                             -------------------  ---------------  -----------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 16,855         $ 50,648            $ 2,546        $ 1,526
------------------------------------------   ===================  ===============  =================  =============
------------------------------------------   ===================  ===============  =================  =============

(a) Interest from affiliated investments                   $ 45             $ 40                $ 6            $ 4
(b) Period from October 4, 2004 (commencement of operations)

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                JNL VARIABLE FUND LLC
                                                ------------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------------

                                                   JNL/Mellon           JNL/Mellon          JNL/Mellon Capital       JNL/Mellon
                                                    Capital               Capital              Management             Capital
                                                   Management           Management              Consumer             Management
                                                       25             Communications         Brands Sector             Energy
OPERATIONS                                            Fund            Sector Fund (b)           Fund (b)          Sector Fund (b)
                                                -----------------  ---------------------- ---------------------  -------------------
                                                -----------------  ---------------------- ---------------------  -------------------
   Net investment income (loss)                          $ 4,675                   $ 304                  $ 20                $ 304
   Net realized gain (loss) on:
      Investments                                         18,968                     979                   348                3,735
      Foreign currency related items                           -                       -                     -                    -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                         37,262                     763                   959                5,931
      Foreign currency related items                           -                       -                     -                    -
                                                -----------------  ---------------------- ---------------------  -------------------
                                                -----------------  ---------------------- ---------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        60,905                   2,046                 1,327                9,970
                                                -----------------  ---------------------- ---------------------  -------------------
                                                -----------------  ---------------------- ---------------------  -------------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                                  -                      (1)                    -                    -
      Class B                                                  -                       -                     -                    -
   From net realized gains on
      investment transactions
      Class A                                                  -                       -                     -                    -
      Class B                                                  -                       -                     -                    -
                                                -----------------  ---------------------- ---------------------  -------------------
                                                -----------------  ---------------------- ---------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            -                      (1)                    -                    -

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                            240,017                  14,989                10,245               63,328
      Class B                                                  -                       7                     7                   12
   Proceeds in connection with acquisition
      Class A                                                  -                       -                     -                    -
      Class B                                                  -                       -                     -                    -
  Reinvestment of distributions
      Class A                                                  -                       1                     -                    -
      Class B                                                  -                       -                     -                    -
   Cost of shares redeemed
      Class A                                            (53,906)                 (7,972)               (7,207)             (21,523)
      Class B                                                  -                      (1)                   (3)                  (6)
                                                -----------------  ---------------------- ---------------------  -------------------
                                                -----------------  ---------------------- ---------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               186,111                   7,024                 3,042               41,811
                                                -----------------  ---------------------- ---------------------  -------------------
                                                -----------------  ---------------------- ---------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                    247,016                   9,069                 4,369               51,781

NET ASSETS BEGINNING OF PERIOD                           164,658                   8,244                10,764                9,136
                                                -----------------  ---------------------- ---------------------  -------------------
                                                -----------------  ---------------------- ---------------------  -------------------

NET ASSETS END OF PERIOD                               $ 411,674                $ 17,313              $ 15,133             $ 60,917
                                                =================  ====================== =====================  ===================
                                                =================  ====================== =====================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                              $ 8,553                   $ 304                  $ 20                $ 304
                                                =================  ====================== =====================  ===================
                                                =================  ====================== =====================  ===================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                             20,941                   3,297                   951                3,818
      Class B                                                  -                       1                     1                    1
Shares issued in connection with acquisition
      Class A                                                  -                       -                     -                    -
      Class B                                                  -                       -                     -                    -
Reinvestment of distributions
      Class A                                                  -                       -                     -                    -
      Class B                                                  -                       -                     -                    -
Shares redeemed
      Class A                                             (4,687)                 (1,754)                 (673)              (1,233)
      Class B                                                  -                       -                     -                    -
                                                -----------------  ---------------------- ---------------------  -------------------
                                                -----------------  ---------------------- ---------------------  -------------------
Net increase (decrease)                                   16,254                   1,544                   279                2,586
                                                =================  ====================== =====================  ===================
                                                =================  ====================== =====================  ===================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                                $ 299,104                $ 13,569               $ 9,602             $ 56,879
Proceeds from sales of securities                        112,492                   6,071                 6,379               14,899

----------------------------------------------
----------------------------------------------



                                               -----------------------------------------------------------
                                               -----------------------------------------------------------

                                                   JNL/Mellon            JNL/Mellon         JNL/Mellon
                                                     Capital              Capital            Capital
                                                   Management            Management         Management
                                                    Financial            Global 15            JNL 5
OPERATIONS                                       Sector Fund (b)            Fund             Fund (a)
                                               --------------------  ------------------- -----------------
                                               --------------------  ------------------- -----------------
   Net investment income (loss)                              $ 427              $ 8,101             $ 206
   Net realized gain (loss) on:
      Investments                                              176                9,224               276
      Foreign currency related items                             -                 (294)                -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                            2,479               52,919             3,568
      Foreign currency related items                             -                   (1)                -
                                               --------------------  ------------------- -----------------
                                               --------------------  ------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           3,082               69,949             4,050
                                               --------------------  ------------------- -----------------
                                               --------------------  ------------------- -----------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                                  (16)                   -              (203)
      Class B                                                    -                    -                (1)
   From net realized gains on
      investment transactions
      Class A                                                   (6)                   -                 -
      Class B                                                    -                    -                 -
                                               --------------------  ------------------- -----------------
                                               --------------------  ------------------- -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (22)                   -              (204)

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                               15,199              232,663            91,949
      Class B                                                   13                    -               228
   Proceeds in connection with acquisition
      Class A                                                    -                    -                 -
      Class B                                                    -                    -                 -
  Reinvestment of distributions
      Class A                                                   22                    -               203
      Class B                                                    -                    -                 1
   Cost of shares redeemed
      Class A                                               (6,926)             (48,595)           (8,653)
      Class B                                                   (3)                   -                (3)
                                               --------------------  ------------------- -----------------
                                               --------------------  ------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                   8,305              184,068            83,725
                                               --------------------  ------------------- -----------------
                                               --------------------  ------------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                       11,365              254,017            87,571

NET ASSETS BEGINNING OF PERIOD                              17,965              141,388                 -
                                               --------------------  ------------------- -----------------
                                               --------------------  ------------------- -----------------

NET ASSETS END OF PERIOD                                  $ 29,330            $ 395,405          $ 87,571
                                               ====================  =================== =================
                                               ====================  =================== =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                  $ 427             $ 11,493               $ 3
                                               ====================  =================== =================
                                               ====================  =================== =================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                                1,259               21,214             8,786
      Class B                                                    1                    -                22
Shares issued in connection with acquisition
      Class A                                                    -                    -                 -
      Class B                                                    -                    -                 -
Reinvestment of distributions
      Class A                                                    2                    -                19
      Class B                                                    -                    -                 -
Shares redeemed
      Class A                                                 (578)              (4,407)             (803)
      Class B                                                    -                    -                 -
                                               --------------------  ------------------- -----------------
                                               --------------------  ------------------- -----------------
Net increase (decrease)                                        684               16,807             8,024
                                               ====================  =================== =================
                                               ====================  =================== =================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                                   $ 10,425            $ 238,362          $ 84,015
Proceeds from sales of securities                            1,165               38,909             3,047

----------------------------------------------
----------------------------------------------

(a) Period from October 4, 2004 (commencement of operations)
(b) Period from October 4, 2004 (Class B commencement of operations)

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                           -----------------------------------------------------------------------------------------

                                               JNL/Mellon          JNL/Mellon Capital          JNL/Mellon            JNL/Mellon
                                                 Capital               Management                Capital              Capital
                                               Management           Pharmaceutical/            Management            Management
                                                Nasdaq 15              Healthcare             Select Small-          Technology
OPERATIONS                                      Fund (a)            Sector Fund (b)             Cap Fund          Sector Fund (b)
                                           -------------------- -------------------------  --------------------  -------------------
                                           -------------------- -------------------------  --------------------  -------------------
   Net investment income (loss)                           $ (4)                    $ 220                  $ 75                $ 495
   Net realized gain (loss) on:
      Investments                                          282                       229                33,384                  (30)
      Foreign currency related items                         -                         -                     -                    -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                          338                       746                 9,310                  572
      Foreign currency related items                         -                         -                     -                    -
                                           -------------------- -------------------------  --------------------  -------------------
                                           -------------------- -------------------------  --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         616                     1,195                42,769                1,037
                                           -------------------- -------------------------  --------------------  -------------------
                                           -------------------- -------------------------  --------------------  -------------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                                -                        (1)                    -                    -
      Class B                                                -                         -                     -                    -
   From net realized gains on
      investment transactions
      Class A                                                -                         -                     -                    -
      Class B                                                -                         -                     -                    -
                                           -------------------- -------------------------  --------------------  -------------------
                                           -------------------- -------------------------  --------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                          -                        (1)                    -                    -

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                           11,976                    38,381               196,940               24,945
      Class B                                                -                        46                     -                   19
   Proceeds in connection with acquisition
      Class A                                                -                         -                     -                    -
      Class B                                                -                         -                     -                    -
  Reinvestment of distributions
      Class A                                                -                         1                     -                    -
      Class B                                                -                         -                     -                    -
   Cost of shares redeemed
      Class A                                           (3,505)                  (14,584)              (53,635)              (9,400)
      Class B                                                -                       (18)                    -                   (5)
                                           -------------------- -------------------------  --------------------  -------------------
                                           -------------------- -------------------------  --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               8,471                    23,826               143,305               15,559
                                           -------------------- -------------------------  --------------------  -------------------
                                           -------------------- -------------------------  --------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                    9,087                    25,020               186,074               16,596

NET ASSETS BEGINNING OF PERIOD                               -                    23,634               170,156               20,434
                                           -------------------- -------------------------  --------------------  -------------------
                                           -------------------- -------------------------  --------------------  -------------------

NET ASSETS END OF PERIOD                               $ 9,087                  $ 48,654             $ 356,230             $ 37,030
                                           ==================== =========================  ====================  ===================
                                           ==================== =========================  ====================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                               $ (4)                    $ 220                 $ 147                $ 495
                                           ==================== =========================  ====================  ===================
                                           ==================== =========================  ====================  ===================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                            1,158                     3,372                11,353                4,241
      Class B                                                -                         4                     -                    3
Shares issued in connection with acquisition
      Class A                                                -                         -                     -                    -
      Class B                                                -                         -                     -                    -
Reinvestment of distributions
      Class A                                                -                         -                     -                    -
      Class B                                                -                         -                     -                    -
Shares redeemed
      Class A                                             (322)                   (1,302)               (3,104)              (1,605)
      Class B                                                -                        (2)                    -                   (1)
                                           -------------------- -------------------------  --------------------  -------------------
                                           -------------------- -------------------------  --------------------  -------------------
Net increase (decrease)                                    836                     2,072                 8,249                2,638
                                           ==================== =========================  ====================  ===================
                                           ==================== =========================  ====================  ===================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                               $ 11,719                  $ 27,700             $ 307,569             $ 18,390
Proceeds from sales of securities                        3,346                     2,579               175,529                2,151

-------------------------------------------
-------------------------------------------


                                               ----------------------------------------------------------------------------

                                                    JNL/Mellon           JNL/Mellon        JNL/Mellon        JNL/Mellon
                                                     Capital              Capital            Capital           Capital
                                                    Management           Management        Management        Management
                                                    The Dow 10           The S&P 10       Value Line 25          VIP
OPERATIONS                                             Fund                 Fund            Fund (a)          Fund (a)
                                               ---------------------  -----------------  ----------------  ----------------
                                               ---------------------  -----------------  ----------------  ----------------
   Net investment income (loss)                            $ 10,063            $ 2,030             $ (20)             $ 41
   Net realized gain (loss) on:
      Investments                                            14,765             14,853               374               621
      Foreign currency related items                              -                  -                 -                 -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                            (7,973)            33,765             2,192               864
      Foreign currency related items                              -                  -                 -                 -
                                               ---------------------  -----------------  ----------------  ----------------
                                               ---------------------  -----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           16,855             50,648             2,546             1,526
                                               ---------------------  -----------------  ----------------  ----------------
                                               ---------------------  -----------------  ----------------  ----------------

DISTRIBUTION TO SHAREHOLDERS
   From net investment income
      Class A                                                     -                  -                 -               (40)
      Class B                                                     -                  -                 -                 -
   From net realized gains on
      investment transactions
      Class A                                                     -                  -                 -                 -
      Class B                                                     -                  -                 -                 -
                                               ---------------------  -----------------  ----------------  ----------------
                                               ---------------------  -----------------  ----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               -                  -                 -               (40)

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                               247,093            202,180            34,857            27,470
      Class B                                                     -                  -                 -               100
   Proceeds in connection with acquisition
      Class A                                                 7,244                  -                 -                 -
      Class B                                                     -                  -                 -                 -
  Reinvestment of distributions
      Class A                                                     -                  -                 -                40
      Class B                                                     -                  -                 -                 -
   Cost of shares redeemed
      Class A                                               (70,448)           (46,453)           (4,348)           (6,861)
      Class B                                                     -                  -                 -                 -
                                               ---------------------  -----------------  ----------------  ----------------
                                               ---------------------  -----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                  183,889            155,727            30,509            20,749
                                               ---------------------  -----------------  ----------------  ----------------
                                               ---------------------  -----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                       200,744            206,375            33,055            22,235

NET ASSETS BEGINNING OF PERIOD                              229,090            155,143                 -                 -
                                               ---------------------  -----------------  ----------------  ----------------
                                               ---------------------  -----------------  ----------------  ----------------

NET ASSETS END OF PERIOD                                  $ 429,834          $ 361,518          $ 33,055          $ 22,235
                                               =====================  =================  ================  ================
                                               =====================  =================  ================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 17,571            $ 2,719             $ (20)              $ 1
                                               =====================  =================  ================  ================
                                               =====================  =================  ================  ================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                                25,106             21,494             3,264             2,611
      Class B                                                     -                  -                 -                10
Shares issued in connection with acquisition
      Class A                                                   739                  -                 -                 -
      Class B                                                     -                  -                 -                 -
Reinvestment of distributions
      Class A                                                     -                  -                 -                 4
      Class B                                                     -                  -                 -                 -
Shares redeemed
      Class A                                                (7,191)            (4,897)             (383)             (621)
      Class B                                                     -                  -                 -                 -
                                               ---------------------  -----------------  ----------------  ----------------
                                               ---------------------  -----------------  ----------------  ----------------
Net increase (decrease)                                      18,654             16,597             2,881             2,004
                                               =====================  =================  ================  ================
                                               =====================  =================  ================  ================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):
Purchases of securities                                   $ 273,845          $ 305,033          $ 32,451          $ 26,238
Proceeds from sales of securities                            84,300            151,773             3,102             6,161

----------------------------------------------
----------------------------------------------

(a) Period from October 4, 2004 (commencement of operations)
(b) Period from October 4, 2004 (Class B commencement of operations)



                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                                             JNL VARIABLE FUND LLC
                                               -------------------------------------------------------------------------------------
                                               -------------------------------------------------------------------------------------

                                                    JNL/Mellon           JNL/Mellon         JNL/Mellon Capital     JNL/Mellon
                                                      Capital              Capital             Management            Capital
                                                    Management           Management             Consumer           Management
                                                        25             Communications        Brands Sector           Energy
OPERATIONS                                             Fund              Sector Fund              Fund             Sector Fund
                                                 ------------------  --------------------  -------------------  ------------------
                                                 ------------------  --------------------  -------------------  ------------------
   Net investment income (loss)                            $ 3,284                  $ 31                 $ 70                $ 49
   Net realized gain (loss) on:
      Investments                                           (2,472)               (2,669)               1,718               1,538
      Foreign currency related items                             -                     -                    -                   -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                           31,825                 4,648                   56                 576
      Foreign currency related items                             -                     -                    -                   -
                                                 ------------------  --------------------  -------------------  ------------------
                                                 ------------------  --------------------  -------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          32,637                 2,010                1,844               2,163
                                                 ------------------  --------------------  -------------------  ------------------
                                                 ------------------  --------------------  -------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                        110,759                 1,362                1,861               1,709
   Cost of shares redeemed                                 (16,217)               (1,232)              (2,407)             (2,144)
                                                 ------------------  --------------------  -------------------  ------------------
                                                 ------------------  --------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                  94,542                   130                 (546)               (435)
                                                 ------------------  --------------------  -------------------  ------------------
                                                 ------------------  --------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                      127,179                 2,140                1,298               1,728

NET ASSETS BEGINNING OF PERIOD                              37,479                 6,104                9,466               7,408
                                                 ------------------  --------------------  -------------------  ------------------
                                                 ------------------  --------------------  -------------------  ------------------

NET ASSETS END OF PERIOD                                 $ 164,658               $ 8,244             $ 10,764             $ 9,136
                                                 ==================  ====================  ===================  ==================
                                                 ==================  ====================  ===================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 3,878                   $ 1                 $ (1)                $ -
                                                 ==================  ====================  ===================  ==================
                                                 ==================  ====================  ===================  ==================

(1)SHARE TRANSACTIONS
Shares sold                                                 12,728                   394                  196                 143
Shares redeemed                                             (1,928)                 (366)                (259)               (188)
                                                 ------------------  --------------------  -------------------  ------------------
                                                 ------------------  --------------------  -------------------  ------------------
Net increase (decrease)                                     10,800                    28                  (63)                (45)
                                                 ==================  ====================  ===================  ==================
                                                 ==================  ====================  ===================  ==================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                  $ 126,935              $ 10,117             $ 16,152            $ 10,629
Proceeds from sales of securities                           26,743                10,132               16,756              11,280





                                               ----------------------------------------
                                               ----------------------------------------

                                                    JNL/Mellon          JNL/Mellon
                                                      Capital             Capital
                                                    Management          Management
                                                     Financial           Global 15
OPERATIONS                                          Sector Fund            Fund
                                                 ------------------  ------------------
                                                 ------------------  ------------------
   Net investment income (loss)                              $ 162             $ 2,418
   Net realized gain (loss) on:
      Investments                                            1,822              (1,784)
      Foreign currency related items                             -                  20
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                            2,460              23,477
      Foreign currency related items                             -                  (1)
                                                 ------------------  ------------------
                                                 ------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           4,444              24,130
                                                 ------------------  ------------------
                                                 ------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                          3,168              99,610
   Cost of shares redeemed                                  (3,831)            (12,853)
                                                 ------------------  ------------------
                                                 ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                    (663)             86,757
                                                 ------------------  ------------------
                                                 ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                        3,781             110,887

NET ASSETS BEGINNING OF PERIOD                              14,184              30,501
                                                 ------------------  ------------------
                                                 ------------------  ------------------

NET ASSETS END OF PERIOD                                  $ 17,965           $ 141,388
                                                 ==================  ==================
                                                 ==================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                   $ 16             $ 3,392
                                                 ==================  ==================
                                                 ==================  ==================

(1)SHARE TRANSACTIONS
Shares sold                                                    315              11,637
Shares redeemed                                               (397)             (1,526)
                                                 ------------------  ------------------
                                                 ------------------  ------------------
Net increase (decrease)                                        (82)             10,111
                                                 ==================  ==================
                                                 ==================  ==================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                   $ 24,670            $ 99,407
Proceeds from sales of securities                           25,541              19,928


                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                               -----------------------------------------------------------------------

                                                   JNL/Mellon Capital        JNL/Mellon             JNL/Mellon
                                                      Management               Capital               Capital
                                                   Pharmaceutical/           Management             Management
                                                      Healthcare            Select Small-           Technology
OPERATIONS                                           Sector Fund              Cap Fund             Sector Fund
                                                 ---------------------  ---------------------- ---------------------
                                                 ---------------------  ---------------------- ---------------------
   Net investment income (loss)                                 $ (54)                 $ (107)               $ (114)
   Net realized gain (loss) on:
      Investments                                                 506                  (4,378)                 (565)
      Foreign currency related items                                -                       -                     -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                               4,567                  40,387                 7,234
      Foreign currency related items                                -                       -                     -
                                                 ---------------------  ---------------------- ---------------------
                                                 ---------------------  ---------------------- ---------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                              5,019                  35,902                 6,555
                                                 ---------------------  ---------------------- ---------------------
                                                 ---------------------  ---------------------- ---------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                             4,507                 112,336                 3,216
   Cost of shares redeemed                                     (4,172)                (16,665)               (3,852)
                                                 ---------------------  ---------------------- ---------------------
                                                 ---------------------  ---------------------- ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                        335                  95,671                  (636)
                                                 ---------------------  ---------------------- ---------------------
                                                 ---------------------  ---------------------- ---------------------

NET INCREASE (DECREASE) IN NET ASSETS                           5,354                 131,573                 5,919

NET ASSETS BEGINNING OF PERIOD                                 18,280                  38,583                14,515
                                                 ---------------------  ---------------------- ---------------------
                                                 ---------------------  ---------------------- ---------------------

NET ASSETS END OF PERIOD                                     $ 23,634               $ 170,156              $ 20,434
                                                 =====================  ====================== =====================
                                                 =====================  ====================== =====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                       $ 1                    $ 72                   $ -
                                                 =====================  ====================== =====================
                                                 =====================  ====================== =====================

(1)SHARE TRANSACTIONS
Shares sold                                                       438                   7,511                   643
Shares redeemed                                                  (423)                 (1,130)                 (747)
                                                 ---------------------  ---------------------- ---------------------
                                                 ---------------------  ---------------------- ---------------------
Net increase (decrease)                                            15                   6,381                  (104)
                                                 =====================  ====================== =====================
                                                 =====================  ====================== =====================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                      $ 29,533               $ 129,172              $ 27,206
Proceeds from sales of securities                              30,113                  33,804                28,263



                                                 ------------------------  -------------------

                                                       JNL/Mellon              JNL/Mellon
                                                         Capital                Capital
                                                       Management              Management
                                                        The Dow 10             The S&P 10
OPERATIONS                                                Fund                    Fund
                                                 ------------------------  -------------------
                                                 ------------------------  -------------------
   Net investment income (loss)                                  $ 3,996                $ 570
   Net realized gain (loss) on:
      Investments                                                 (2,225)              (5,696)
      Foreign currency related items                                   -                    -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                                 38,126               24,112
      Foreign currency related items                                   -                    -
                                                 ------------------------  -------------------
                                                 ------------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                39,897               18,986
                                                 ------------------------  -------------------
                                                 ------------------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                              139,672              109,565
   Cost of shares redeemed                                       (31,300)             (14,617)
                                                 ------------------------  -------------------
                                                 ------------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                       108,372               94,948
                                                 ------------------------  -------------------
                                                 ------------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                            148,269              113,934

NET ASSETS BEGINNING OF PERIOD                                    80,821               41,209
                                                 ------------------------  -------------------
                                                 ------------------------  -------------------

NET ASSETS END OF PERIOD                                       $ 229,090            $ 155,143
                                                 ========================  ===================
                                                 ========================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ 6,650                $ 689
                                                 ========================  ===================
                                                 ========================  ===================

(1)SHARE TRANSACTIONS
Shares sold                                                       16,407               13,381
Shares redeemed                                                   (3,788)              (1,808)
                                                 ------------------------  -------------------
                                                 ------------------------  -------------------
Net increase (decrease)                                           12,619               11,573
                                                 ========================  ===================
                                                 ========================  ===================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                        $ 143,278            $ 136,229
Proceeds from sales of securities                                 31,853               40,736

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                                           Increase (Decrease) from
                                                            Investment Operations
                                           ----------------------------------------------------------
                              Net Asset    ----------------------------------------------------------
                               Value              Net            Net Realized         Total from      Distributions from
         Period              Beginning         Investment        & Unrealized         Investment        Net Investment
         Ended               of Period       Income (Loss)      Gains (Losses)        Operations            Income
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
       12/31/2004               $10.64              $0.02               $2.31              $2.33                  $ -
       12/31/2003                 8.01               0.12                2.51               2.63                    -
       12/31/2002                 9.07              (0.10)              (0.96)             (1.06)                   -
       12/31/2001                 7.94               0.02                1.11               1.13                    -
       12/31/2000                 8.30               0.13               (0.49)             (0.36)                   -

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
       12/31/2004                 4.19               0.09                0.65               0.74                    -
       12/31/2003                 3.15               0.02                1.02               1.04                    -
       12/31/2002                 5.79               0.01               (2.65)             (2.64)                   -
       12/31/2001                11.02               0.01               (5.24)             (5.23)                   -
       12/31/2000                15.09              (0.02)              (4.05)             (4.07)                   -

Class B
   03/05(a)-12/31/04              4.65               0.06                0.23               0.29                (0.06)

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
       12/31/2004                10.71               0.02                1.06               1.08                    -
       12/31/2003                 8.86               0.08                1.77               1.85                    -
       12/31/2002                 9.42               0.02               (0.58)             (0.56)                   -
       12/31/2001                10.31               0.02               (0.91)             (0.89)                   -
       12/31/2000                 9.55               0.02                0.74               0.76                    -

Class B
   03/05(a)-12/31/04             11.14               0.03                0.64               0.67                    -

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
       12/31/2004                14.13               0.09                4.62               4.71                    -
       12/31/2003                10.72               0.08                3.33               3.41                    -
       12/31/2002                11.11               0.05               (0.44)             (0.39)                   -
       12/31/2001                14.91               0.01               (3.81)             (3.80)                   -
       12/31/2000                10.27                  -                4.64               4.64                    -

Class B
   03/05(a)-12/31/04             15.40               0.13                3.35               3.48                    -

--------------------------------------------------------------------------------------------------------------------------




                                                                                          Supplemental Data
                              Distributions from                     ---------------------------------------------------------------
                                 net realized                        ---------------------------------------------------------------
                                   Gains on            Net Asset                              Net Assets,
         Period                   Investment           Value, End          Total             End of Period          Portfolio
         Ended                   Transactions          of Period         Return (b)         (in thousands)           Turnover
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
       12/31/2004                    $ -                   $12.97          21.90 %              $411,674                 42.0%
       12/31/2003                      -                    10.64          32.83                 164,658                 33.3
       12/31/2002                      -                     8.01         (11.69)                 37,479                 35.6
       12/31/2001                      -                     9.07          14.23                   8,403                 49.0
       12/31/2000                      -                     7.94          (4.34)                  3,569                 85.0

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
       12/31/2004                      -                     4.93          17.67                 17,306                 47.7
       12/31/2003                      -                     4.19          33.02                  8,244                149.3
       12/31/2002                      -                     3.15         (45.60)                 6,104                 50.9
       12/31/2001                      -                     5.79         (47.46)                10,471                 64.1
       12/31/2000                      -                    11.02         (26.97)                12,503                 76.0

Class B
   03/05(a)-12/31/04                   -                     4.88           6.29                      7                 47.7

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
       12/31/2004                      -                      11.79        10.08                 15,128                 47.1
       12/31/2003                      -                      10.71        20.88                 10,764                167.7
       12/31/2002                      -                       8.86        (5.94)                 9,466                 28.5
       12/31/2001                      -                       9.42        (8.63)                 8,006                 61.7
       12/31/2000                      -                      10.31         7.96                  4,301                 52.9

Class B
   03/05(a)-12/31/04                   -                      11.81         6.01                      5                 47.1

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
       12/31/2004                      -                      18.84        33.33                 60,910                 43.9
       12/31/2003                      -                      14.13        31.81                  9,136                141.2
       12/31/2002                      -                      10.72        (3.51)                 7,408                 53.0
       12/31/2001                      -                      11.11       (25.49)                 7,468                 67.6
       12/31/2000                      -                      14.91        45.18                  5,226                 54.3

Class B
   03/05(a)-12/31/04                   -                      18.88        22.60                      7                 43.9

------------------------------------------------------------------------------------------------------------------------------------



                                                    Ratio of Net
                                   Ratio of          Investment
                                 Expenses to        Income (Loss)
         Period                  Average Net         to Average
         Ended                    Assets (c)       Net Assets (c)
---------------------------------------------------------------------
---------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
       12/31/2004                   0.67%               1.74%
       12/31/2003                   0.81                4.11
       12/31/2002                   0.82                2.05
       12/31/2001                   0.85                2.34
       12/31/2000                   0.85                2.71

---------------------------------------------------------------------
---------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
       12/31/2004                   0.74                2.33
       12/31/2003                   0.91                0.46
       12/31/2002                   0.89                0.15
       12/31/2001                   0.85               (0.08)
       12/31/2000                   0.85               (0.25)

Class B
   03/05(a)-12/31/04                0.50                2.78

---------------------------------------------------------------------
---------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS FUND

Class A
       12/31/2004                   0.74                0.14
       12/31/2003                   0.91                0.72
       12/31/2002                   0.89                0.39
       12/31/2001                   0.85                0.71
       12/31/2000                   0.85                0.57

Class B
   03/05(a)-12/31/04                0.51                0.48

---------------------------------------------------------------------
---------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
       12/31/2004                   0.73                0.90
       12/31/2003                   0.91                0.65
       12/31/2002                   0.89                0.42
       12/31/2001                   0.85                0.33
       12/31/2000                   0.85                0.40

Class B
   03/05(a)-12/31/04                0.51                1.16

---------------------------------------------------------------------

-------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                                           Increase (Decrease) from
                                                            Investment Operations
                                           ----------------------------------------------------------
                              Net Asset    ----------------------------------------------------------
                               Value              Net            Net Realized         Total from      Distributions from
         Period              Beginning         Investment        & Unrealized         Investment        Net Investment
         Ended               of Period       Income (Loss)      Gains (Losses)        Operations            Income
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
       12/31/2004               $11.57              $0.19               $1.37              $1.56                (0.01)
       12/31/2003                 8.68               0.11                2.78               2.89                    -
       12/31/2002                10.10               0.07               (1.49)             (1.42)                   -
       12/31/2001                11.42               0.04               (1.36)             (1.32)                   -
       12/31/2000                 8.97               0.02                2.43               2.45                    -

Class B
   03/05(a)-12/31/04             12.50               0.15                0.50               0.65                (0.14)

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
       12/31/2004                 9.96               0.13                2.67               2.80                    -
       12/31/2003                 7.48              (0.22)               2.70               2.48                    -
       12/31/2002                 8.68              (0.39)              (0.81)             (1.20)                   -
       12/31/2001                 8.74               0.09               (0.15)             (0.06)                   -
       12/31/2000                 8.99               0.22               (0.47)             (0.25)                   -

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
   10/04(a)-12/31/04             10.00               0.03                0.91               0.94                (0.03)

Class B
   10/04(a)-12/31/04             10.00               0.04                0.90               0.94                (0.03)

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND

Class A
   10/04(a)-12/31/04             10.00                  -                0.87               0.87                    -

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
       12/31/2004                11.28               0.05                0.34               0.39                    -
       12/31/2003                 8.79              (0.03)               2.52               2.49                    -
       12/31/2002                12.67              (0.03)              (3.85)             (3.88)                   -
       12/31/2001                13.60              (0.03)              (0.90)             (0.93)                   -
       12/31/2000                 9.74                  -                3.86               3.86                    -

Class B
   03/05(a)-12/31/04             11.89               0.05               (0.25)             (0.20)               (0.05)

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
       12/31/2004                17.72                  -                2.23               2.23                    -
       12/31/2003                11.97              (0.05)               5.80               5.75                    -
       12/31/2002                14.54               0.11               (2.68)             (2.57)                   -
       12/31/2001                15.13               0.01               (0.60)             (0.59)                   -
       12/31/2000                12.38              (0.04)               2.79               2.75                    -

--------------------------------------------------------------------------------------------------------------------------


                                                                                          Supplemental Data
                              Distributions from                     ---------------------------------------------------------------
                                 net realized                        ---------------------------------------------------------------
                                   Gains on            Net Asset                              Net Assets,
         Period                   Investment           Value, End          Total             End of Period          Portfolio
         Ended                   Transactions          of Period         Return (b)         (in thousands)           Turnover
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
       12/31/2004                   -                     $13.12           13.48 %              $29,318                  5.2%
       12/31/2003                   -                      11.57           33.30                 17,965                162.2
       12/31/2002                   -                       8.68          (14.06)                14,184                 25.3
       12/31/2001                   -                      10.10          (11.56)                15,911                 67.6
       12/31/2000                   -                      11.42           27.31                 11,278                 41.9

Class B
   03/05(a)-12/31/04                -                      13.01            5.21                     12                  5.2

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
       12/31/2004                   -                      12.76           28.11                395,405                 15.8
       12/31/2003                   -                       9.96           33.16                141,388                 28.9
       12/31/2002                   -                       7.48          (13.82)                30,501                 20.4
       12/31/2001                   -                       8.68           (0.69)                 8,075                 45.5
       12/31/2000                   -                       8.74           (2.78)                 5,037                 93.4

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
   10/04(a)-12/31/04                -                      10.91            9.37                 87,331                  8.8

Class B
   10/04(a)-12/31/04                -                      10.91            9.44                    240                  8.8

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND

Class A
   10/04(a)-12/31/04                -                      10.87            8.70                  9,087                 59.2

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
       12/31/2004                   -                      11.67            3.46                 48,625                  6.9
       12/31/2003                   -                      11.28           28.33                 23,634                145.5
       12/31/2002                   -                       8.79          (30.62)                18,280                 44.0
       12/31/2001                   -                      12.67           (6.84)                24,500                 52.5
       12/31/2000                   -                      13.60           39.63                 17,462                 63.0

Class B
   03/05(a)-12/31/04                -                      11.64           (1.71)                    29                  6.9

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
       12/31/2004                   -                      19.95           12.58                356,230                 73.5
       12/31/2003                   -                      17.72           48.04                170,156                 38.6
       12/31/2002                   -                      11.97          (17.68)                38,583                 62.7
       12/31/2001                   -                      14.54           (3.90)                14,442                 78.7
       12/31/2000                   -                      15.13           22.21                  7,729                116.4

------------------------------------------------------------------------------------------------------------------------------------





                                                    Ratio of Net
                                   Ratio of          Investment
                                 Expenses to        Income (Loss)
         Period                  Average Net         to Average
         Ended                    Assets (c)       Net Assets (c)
---------------------------------------------------------------------
---------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
       12/31/2004                   0.74%               1.88%
       12/31/2003                   0.91                1.06
       12/31/2002                   0.89                0.70
       12/31/2001                   0.85                0.63
       12/31/2000                   0.85                0.53

Class B
   03/05(a)-12/31/04                0.52                2.24

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
       12/31/2004                   0.72                3.24
       12/31/2003                   0.86                3.44
       12/31/2002                   0.88                3.59
       12/31/2001                   0.90                3.55
       12/31/2000                   0.90                4.32

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

Class A
   10/04(a)-12/31/04                0.72                2.44

Class B
   10/04(a)-12/31/04                0.51                2.20

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND

Class A
   10/04(a)-12/31/04                0.76               (0.24)

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
       12/31/2004                   0.74                0.58
       12/31/2003                   0.91                0.27
       12/31/2002                   0.89               (0.28)
       12/31/2001                   0.85               (0.26)
       12/31/2000                   0.85                0.04

Class B
   03/05(a)-12/31/04                0.53                0.81

---------------------------------------------------------------------------
---------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
       12/31/2004                   0.67                0.03
       12/31/2003                   0.81               (0.12)
       12/31/2002                   0.83                1.02
       12/31/2001                   0.85               (0.25)
       12/31/2000                   0.85               (0.47)

---------------------------------------------------------------------------

-------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.


                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                                           Increase (Decrease) from
                                                            Investment Operations
                                           ----------------------------------------------------------
                              Net Asset    ----------------------------------------------------------
                               Value              Net            Net Realized         Total from      Distributions from
         Period              Beginning         Investment        & Unrealized         Investment        Net Investment
         Ended               of Period       Income (Loss)      Gains (Losses)        Operations            Income
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
       12/31/2004               $6.13              $0.08              $(0.01)             $0.07                    -
       12/31/2003                4.22              (0.04)               1.95               1.91                    -
       12/31/2002                6.72              (0.03)              (2.47)             (2.50)                   -
       12/31/2001               12.18                  -               (5.46)             (5.46)                   -
       12/31/2000               15.39              (0.08)              (3.13)             (3.21)                   -

Class B
    03/05(a)12/31/04             6.17               0.12               (0.07)              0.05                    -

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND

Class A
       12/31/2004                10.11               0.09                0.20               0.29                    -
       12/31/2003                 8.04               0.03                2.04               2.07                    -
       12/31/2002                 8.92               0.01               (0.89)             (0.88)                   -
       12/31/2001                 9.18               0.07               (0.33)             (0.26)                   -
       12/31/2000                 8.73               0.13                0.32               0.45                    -

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND

Class A
       12/31/2004                 9.17               0.04                1.58               1.62                    -
       12/31/2003                 7.71               0.02                1.44               1.46                    -
       12/31/2002                 9.41                  -               (1.70)             (1.70)                   -
       12/31/2001                11.97               0.04               (2.60)             (2.56)                   -
       12/31/2000                11.06              (0.03)               0.94               0.91                    -

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND

Class A
   10/04(a)-12/31/04             10.00              (0.01)               1.48               1.47                    -

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
   10/04(a)-12/31/04             10.00               0.02                1.10               1.12                (0.02)

Class B
   10/04(a)-12/31/04             10.00               0.03                1.08               1.11                (0.02)

--------------------------------------------------------------------------------------------------------------------------




                                                                                          Supplemental Data
                              Distributions from                     ---------------------------------------------------------------
                                 net realized                        ---------------------------------------------------------------
                                   Gains on            Net Asset                              Net Assets,
         Period                   Investment           Value, End          Total             End of Period          Portfolio
         Ended                   Transactions          of Period         Return (b)         (in thousands)           Turnover
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
       12/31/2004                     -                  $6.20               1.14 %              $37,014                  8.0%
       12/31/2003                     -                   6.13              45.26                 20,434                155.9
       12/31/2002                     -                   4.22             (37.20)                14,515                 32.4
       12/31/2001                     -                   6.72             (44.83)                20,044                 64.4
       12/31/2000                     -                  12.18             (20.86)                20,071                 81.5

Class B
    03/05(a)12/31/04                  -                   6.22               0.81                     16                  8.0

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND

Class A
       12/31/2004                     -                  10.40               2.87                429,834                 26.9
       12/31/2003                     -                  10.11              25.75                229,090                 24.7
       12/31/2002                     -                   8.04              (9.87)                80,821                 21.7
       12/31/2001                     -                   8.92              (2.83)                36,882                 38.5
       12/31/2000                     -                   9.18               5.15                 21,051                 47.1

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND

Class A
       12/31/2004                     -                  10.79              17.67                361,518                 62.4
       12/31/2003                     -                   9.17              18.94                155,143                 49.2
       12/31/2002                     -                   7.71             (18.07)                41,209                 68.6
       12/31/2001                     -                   9.41             (21.39)                20,187                 66.8
       12/31/2000                     -                  11.97               8.23                 18,964                 91.3

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND

Class A
   10/04(a)-12/31/04                  -                  11.47              14.70                 33,055                 21.0

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
   10/04(a)-12/31/04                  -                  11.10              11.17                 22,124                 56.1

Class B
   10/04(a)-12/31/04                  -                  11.09              11.13                    111                 56.1

------------------------------------------------------------------------------------------------------------------------------------






                                                    Ratio of Net
                                   Ratio of          Investment
                                 Expenses to        Income (Loss)
         Period                  Average Net         to Average
         Ended                    Assets (c)       Net Assets (c)
---------------------------------------------------------------------
---------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
       12/31/2004                    0.74%               1.81%
       12/31/2003                    0.91               (0.65)
       12/31/2002                    0.89               (0.80)
       12/31/2001                    0.85               (0.72)
       12/31/2000                    0.85               (0.72)

Class B
    03/05(a)12/31/04                 0.52                3.96

---------------------------------------------------------------------
---------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND

Class A
       12/31/2004                    0.67                3.17
       12/31/2003                    0.81                3.10
       12/31/2002                    0.83                2.92
       12/31/2001                    0.85                2.34
       12/31/2000                    0.85                2.62

---------------------------------------------------------------------
---------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND

Class A
       12/31/2004                    0.67                0.83
       12/31/2003                    0.81                0.69
       12/31/2002                    0.83                0.29
       12/31/2001                    0.85                0.41
       12/31/2000                    0.85               (0.27)

---------------------------------------------------------------------
---------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND

Class A
   10/04(a)-12/31/04                 0.87               (0.52)

---------------------------------------------------------------------
---------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Class A
   10/04(a)-12/31/04                 0.76                1.26

Class B
   10/04(a)-12/31/04                 0.55                1.10

---------------------------------------------------------------------

-------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

                     See Notes to the Financial Statements.

JNL Variable Fund LLC
Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Variable Fund LLC (The "JNL Variable Funds") is a limited liability company organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Funds are registered with the Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940. The JNL Variable Fund LLC includes the following fifteen (15) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management Nasdaq 15 Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, JNL/Mellon Capital Management The Dow 10 Fund, and JNL/Mellon Capital Management The S&P 10 Fund, JNL/Mellon Capital Management Value Line 25 Fund and JNL/Mellon Capital Management VIP Fund.

Effective February 18, 2004, each of the JNL Variable Funds are managed by Mellon Capital Management Corp. For the period from December 15, 2003 to February 17, 2004, each of the JNL Variable Funds were managed by Curian Capital LLC.

Effective April 30, 2004, JNL/Mellon Capital Management The Dow 10 Fund acquired all the assets of JNL/Mellon Capital Management The Dow 5 Fund. See Note 5 for additional information regarding the Fund acquisition.

Each Fund offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 Service Fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Funds and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.

Jackson National Asset Management, LLC ("JNAM L.L.C."), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds. Curian Capital LLC is an affiliate of the Adviser. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity and variable life policies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. If trading or events occurring in other markets after the close of the foreign stock exchange are expected to have a material affect on the value of the investments, or when quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Managers.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of 11:00 a.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

Forward Foreign Currency Exchange Contracts - A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

Securities Loaned - The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by the Adviser). The Funds bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Distributions to Shareholders - The JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund, and JNL/Mellon Capital Management Technology Sector Fund ("Sector Funds") declare and pay dividends from net investment income annually, but may do so more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually. For all other funds, no distributions of net investment income or realized capital gains are required.

Federal Income Taxes - The JNL Variable Fund LLC (except for the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the Sector Funds) is a limited liability company with each of their interests owned by a single interest: Jackson National Separate Account-I. Accordingly, the JNL Variable Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson National or Jackson National Life Insurance Company of New York and are not taxed separately. Effective December 15, 2003, the Sector Funds elected to be taxed as a corporation. The policy of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the Sector Funds is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. The JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the Sector Funds periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM L.L.C. whereby JNAM L.L.C. provides investment management and transfer agency services. Each Fund in the JNL Variable Funds paid JNAM L.L.C. an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of the investment advisory fee is paid to Mellon Capital Management Corp. as compensation for their services. Effective February 18, 2004, the following is a schedule of the fees each Fund is currently obligated to pay JNAM L.L.C.:

Assets                          Fees
$0 to $50 million               0.37%
$50 million to $100 million     0.31%
Over $100 million               0.28%

Prior to February 18, 2004, the Sector Fund advisory fees were 0.52% on average daily net assets up to $500 million, 0.47% between $500 million and $1 billion, and 0.42% over $1 billion, and the Target Fund advisory fees were 0.43% on all assets.

Administrative Fee - In addition to the investment advisory fee, each Fund in the JNL Variable Funds paid JNAM L.L.C. an annual Administrative Fee of 0.15% of the average daily net assets of the Fund, except for the JNL/Mellon Capital Management Global 15 Fund which paid JNAM L.L.C. an annual Administrative Fee of 0.20% of the average daily net assets of the Fund.

In return for the fee, JNAM L.L.C. provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM L.L.C. is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers and a majority of the cost associated with the Chief Compliance Officer.

Brokerage Fees - During the period ended December 31, 2004, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management The Dow 10 Fund, JNL/Mellon Capital Management The S&P 10 Fund, paid, $79, $1, $1, $1, $263, $80, $222, in thousands respectively, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

12b-1 Service Fee - Effective December 15, 2003, the JNL Variable Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund's Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors, Inc. ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% as a percentage of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class
A)".

Deferred Compensation Plan - The Funds have adopted a Deferred Compensation Plan whereby non-interested Managers may defer the receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the designated Fund(s). The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed under the terms of the Deferred Compensation Plan.

Investments in affiliates - During the year ended December 31, 2004, certain funds invested in a money market fund for temporary purposes, which were managed by an affiliate to the subadviser. The total market value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income is disclosed separately in the Statement of Operations.


NOTE 4.  FEDERAL INCOME TAX MATTERS

Permanent differences between book and tax basis reporting for the 2004 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book tax-basis and federal tax-basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to: expired capital loss carryforwards, foreign currency reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses and distribution adjustments. These reclassifications have no impact on net assets.

                                                                      NET INCREASE (DECREASE)
                                                             ----------------------------------------
                                                             ----------------------------------------
                                                              ACCUMULATED
                                                             UNDISTRIBUTED
                                                             NET INVESTMENT  REALIZED      PAID IN
                                                                INCOME      GAIN/LOSS      CAPITAL
                                                             -------------  -----------  ------------
                                                             -------------  -----------  ------------

JNL/Mellon Capital Management JNL 5 Fund                     $          1   $           ($)        -


As of December 31, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting in Real Estate Investments Trusts; and the tax deferral of losses on wash sale transactions.





                                                                                       GROSS              GROSS       NET UNREALIZED
                                                                     COST OF         UNREALIZED         UNREALIZED     APPRECIATION/
                                                                   INVESTMENTS      APPRECIATION       DEPRECIATION     DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/Mellon Capital Management Communications Sector Fund          $      21,216   $      1,585         $    (506)       $    1,079
JNL/Mellon Capital Management Consumer Brands Sector Fund                15,478          1,485              (416)            1,069
JNL/Mellon Capital Management Energy Sector Fund                         58,559          6,611              (219)            6,392
JNL/Mellon Capital Management Financial Sector Fund                      28,291          3,192              (309)            2,883
JNL/Mellon Capital Management JNL 5 Fund                                 94,416          4,040              (491)            3,549
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund      50,341          5,090            (3,940)            1,150
JNL/Mellon Capital Management Technology Sector Fund                     38,753          3,461            (2,849)              612
JNL/Mellon Capital Management VIP Fund                                   23,463          1,018              (214)              804



                                                                                    TAX COMPONENTS OF
                                                                                  DISTRIBUTABLE EARNINGS
                                                                         ---------------------------------------
                                                                         ---------------------------------------
                                                                         UNDISTRIBUTED        ACCUMULATED
                                                                         NET INVESTMENT       NET REALIZED
                                                                             INCOME            GAIN/LOSS
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

JNL/Mellon Capital Management Communications Sector Fund                 $      304           $     1,186
JNL/Mellon Capital Management Consumer Brands Sector Fund                        20                   436
JNL/Mellon Capital Management Energy Sector Fund                                304                 3,743
JNL/Mellon Capital Management Financial Sector Fund                             427                   178
JNL/Mellon Capital Management JNL 5 Fund                                          5                   295
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund             220                   346
JNL/Mellon Capital Management Technology Sector Fund                            495                   122
JNL/Mellon Capital Management VIP Fund                                            -                   681


No distributions were paid for the peiod ended December 31, 2003. The tax character of the distributions paid during the period ended December 31, 2004, were as follows (in thousands):


                                                                         ORDINARY            LONG-TERM
                                                                          INCOME            CAPITAL GAIN
                                                                   -----------------------------------------

JNL/Mellon Capital Management Communications Sector Fund           $          1              $     -
JNL/Mellon Capital Management Financial Sector Fund                          22                    -
JNL/Mellon Capital Management JNL 5 Fund                                    204                    -
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund           1                    -
JNL/Mellon Capital Management VIP Fund                                       40                    -


NOTE 5.  FUND ACQUISITION

On April 30, 2004, JNL/Mellon Capital Management The Dow 10 Fund acquired all the assets of JNL/Mellon Capital Management The Dow 5 Fund pursuant to a plan or reorganization approved by the Board of Managers on January 29, 2004. The acquisition was accomplished by a tax-free exchange of 739,161 shares of JNL/Mellon Capital Management The Dow 10 Fund for the 946,332 shares of JNL/Mellon Capital Management The Dow 5 Fund outstanding on April 30, 2004. JNL/Mellon Capital Management The Dow 5 Fund's net assets at that date ($7,244), including $858 of undistributed net investment income, $1,305 of accumulated loss, and $497 of unrealized depreciation (in thousands), were combined with those of JNL/Mellon Capital Management The Dow 10 Fund. The aggregate net assets of JNL/Mellon Capital Management The Dow 10 Fund and JNL/Mellon Capital Management The Dow 5 Fund immediately before the acquisition, in thousands, were $281,461 and $7,244, respectively.

NOTE 6. SUBSEQUENT EVENT

On February 9, 2005, JNAM L.L.C. recommended and the Board of Managers approved the combination of the following Funds: JNL/Mellon Capital Management JNL 5 Fund (Acquiring Fund) and the JNL/Mellon Capital Management The Dow 10SM Fund (III) (Acquired Fund) and JNL/Mellon Capital Management The Dow 10SM Fund (V) (Acquired Fund), effective May 2, 2005.

Disclosure of Fund Expenses (Unaudited)

All Mutual Funds are affected by ongoing costs, which include (among others) costs for portfolio management, administrative services, and the printing of shareholder reports.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account vales and actual expenses incurred by the fund. Use the information in this section, together with the amount invested, to estimate the expenses the shareholder paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make the 5% calculation.

                                                                                           ACTUAL FUND RETURN
                                                                    ----------------------------------------------------------------
                                                                        ACCOUNT         ACCOUNT        ANNUALIZED         PAID
                                                                         VALUE           VALUE           EXPENSE         DURING
                                                                       6/30/2004      12/31/2004         RATIOS          PERIOD
                                                                    --------------- ----------------  --------------  --------------
                                                                    --------------- ----------------  --------------  --------------

JNL/Mellon Capital Management 25 Fund
   Class A                                                             $ 1,000.00       1,104.80            0.66 %        $ 3.49
JNL/Mellon Capital Management Communications Sector Fund
   Class A                                                               1,000.00       1,130.80            0.73            3.91
   Class B                                                               1,000.00       1,133.60            0.52            2.79
JNL/Mellon Capital Management Consumer Brands Sector Fund
   Class A                                                               1,000.00       1,098.80            0.73            3.85
   Class B                                                               1,000.00       1,099.60            0.53            2.80
JNL/Mellon Capital Management Energy Sector Fund
   Class A                                                               1,000.00       1,107.70            0.72            3.81
   Class B                                                               1,000.00       1,161.10            0.51            2.77
JNL/Mellon Capital Management Financial Sector Fund
   Class A                                                               1,000.00       1,105.20            0.73            3.86
   Class B                                                               1,000.00       1,106.10            0.52            2.75
JNL/Mellon Capital Management Global 15 Fund
   Class A                                                               1,000.00       1,207.20            0.71            3.94
JNL/Mellon Capital Management JNL 5 Fund (a)
   Class A                                                               1,000.00       1,093.70            0.72            3.79
   Class B                                                               1,000.00       1,094.40            0.51            2.68
JNL/Mellon Capital Management Nasdaq 15 Fund (a)
   Class A                                                               1,000.00       1,087.00            0.76            3.99
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund
   Class A                                                               1,000.00       1,006.10            0.73            3.68
   Class B                                                               1,000.00       1,007.40            0.53            2.67
JNL/Mellon Capital Management Select Small-Cap Fund
   Class A                                                               1,000.00       1,127.10            0.66            3.53
JNL/Mellon Capital Management Technology Sector Fund
   Class A                                                               1,000.00       1,021.40            0.73            3.71
   Class B                                                               1,000.00       1,023.00            0.53            2.70
JNL/Mellon Capital Management The Dow 10 Fund
   Class A                                                               1,000.00       1,065.60            0.65            3.37
JNL/Mellon Capital Management The S&P 10 Fund
   Class A                                                               1,000.00       1,145.40            0.66            3.56
JNL/Mellon Capital Management Value Line 25 Fund (a)
   Class A                                                               1,000.00       1,147.00            0.87            4.70
JNL/Mellon Capital Management VIP Fund (a)
   Class A                                                               1,000.00       1,111.70            0.76            4.03
   Class B                                                               1,000.00       1,111.30            0.55            2.92

-----------------------------------------------------------------
-----------------------------------------------------------------
(a)  Period from October 4, 2004 (commencement of operations).


                                                                                            HYPOTHETICAL 5% RETURN
                                                                         -----------------------------------------------------------

                                                                            ACCOUNT        ACCOUNT       ANNUALIZED        PAID
                                                                             VALUE          VALUE          EXPENSE        DURING
                                                                           6/30/2004      12/31/2004       RATIOS         PERIOD
                                                                         ------------- --------------- ---------------- -----------
                                                                         ------------- --------------- ---------------- -----------

JNL/Mellon Capital Management 25 Fund
   Class A                                                                $ 1,000.00    $   1,021.84           0.66 %       $ 3.35
JNL/Mellon Capital Management Communications Sector Fund
   Class A                                                                  1,000.00        1,021.48           0.73           3.71
   Class B                                                                  1,000.00        1,022.55           0.52           2.64
JNL/Mellon Capital Management Consumer Brands Sector Fund
   Class A                                                                  1,000.00        1,021.47           0.73           3.71
   Class B                                                                  1,000.00        1,022.49           0.53           2.69
JNL/Mellon Capital Management Energy Sector Fund
   Class A                                                                  1,000.00        1,021.51           0.72           3.66
   Class B                                                                  1,000.00        1,022.55           0.51           2.59
JNL/Mellon Capital Management Financial Sector Fund
   Class A                                                                  1,000.00        1,021.48           0.73           3.71
   Class B                                                                  1,000.00        1,022.51           0.52           2.64
JNL/Mellon Capital Management Global 15 Fund
   Class A                                                                  1,000.00        1,021.24           0.71           3.61
JNL/Mellon Capital Management JNL 5 Fund (a)                                                       -
   Class A                                                                  1,000.00        1,021.54           0.72           3.66
   Class B                                                                  1,000.00        1,022.58           0.51           2.59
JNL/Mellon Capital Management Nasdaq 15 Fund (a)
   Class A                                                                  1,000.00        1,021.32           0.76           3.86
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund
   Class A                                                                  1,000.00        1,021.47           0.73           3.71
   Class B                                                                  1,000.00        1,022.47           0.53           2.69
JNL/Mellon Capital Management Select Small-Cap Fund
   Class A                                                                  1,000.00        1,021.82           0.66           3.35
JNL/Mellon Capital Management Technology Sector Fund
   Class A                                                                  1,000.00        1,021.48           0.73           3.71
   Class B                                                                  1,000.00        1,022.48           0.53           2.69
JNL/Mellon Capital Management The Dow 10 Fund
   Class A                                                                  1,000.00        1,021.85           0.65           3.30
JNL/Mellon Capital Management The S&P 10 Fund
   Class A                                                                  1,000.00        1,021.83           0.66           3.35
JNL/Mellon Capital Management Value Line 25 Fund (a)
   Class A                                                                  1,000.00        1,020.76           0.87           4.42
JNL/Mellon Capital Management VIP Fund (a)
   Class A                                                                  1,000.00        1,021.33           0.76           3.86
   Class B                                                                  1,000.00        1,022.38           0.55           2.80

-----------------------------------------------------------------
-----------------------------------------------------------------
(a)  Period from October 4, 2004 (commencement of operations).


Additional Disclosure (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Registrants use to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling Shareholder Services toll-free at 800-644-4563; (ii) on the Registrants' website at www.jnl.com and (iii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov. Information regarding how the Registrants voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrants' website at www.jnl.com and on the SEC website at www.sec.gov.

Quarterly Portfolio Holdings
The Registrants file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-644-4563.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and the Board of Managers of JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC and JNLNY Variable Fund I LLC

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each series within JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC and JNLNY Variable Fund I LLC (the "Funds") as listed in Note 1 of the financial statements at December 31, 2004, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights presented for the period prior to 2001 were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each series within JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC, and JNLNY Variable Fund I LLC at December 31, 2004, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.



/s/ KPMG LLP


Chicago, Illinois
February 15, 2005

               MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC,
               JNL VARIABLE FUND III LLC, JNL VARIABLE FUND V LLC
                          AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)

                                                                                                NUMBER OF
                                  CURRENT                                                     PORTFOLIOS IN
                                 POSITION                                                   THE FUND COMPLEX          OTHER
  MANAGER/OFFICER (AGE) AND      WITH THE      LENGTH OF TIME       PRINCIPAL OCCUPATION     OVERSEEN BY THE   DIRECTORSHIPS HELD
           ADDRESS                 FUND            SERVED           FOR THE PAST 5 YEARS         MANAGER         BY THE MANAGER
-------------------------------
INTERESTED MANAGERS
Robert A. Fritts* (56)          Manager      2/99 to Present      Senior Vice President          66                 None
1 Corporate Way                                                   and Controller of
Lansing, MI 48951               President    12/02 to Present     Jackson National Life
                                and Chief                         Insurance Company (9/03
                                Executive                         to Present); Vice
                                Officer                           President and
                                                                  Controller of
                                                                  Jackson
                                                                  National Life
                                                                  Insurance
                                                                  Company (8/82
                                                                  to 8/03);
                                                                  Trustee or
                                                                  Manager, and
                                                                  (since 12/02)
                                                                  President and
                                                                  Chief
                                                                  Executive
                                                                  Officer of
                                                                  each other
                                                                  investment
                                                                  company in the
                                                                  Fund Complex.

DISINTERESTED MANAGERS
Michael Bouchard (48)           Manager      4/00 to Present      Sheriff, Oakland               66                 None
1 Corporate Way                                                   County, Michigan (1/99
Lansing, MI 48951                                                 to Present)
                                                                  Senator - State of
                                                                  Michigan (1991-1999)
                                                                  Chairman - Financial
                                                                  Services Committee
                                                                  (1/95 to 1/99)

Dominic D'Annunzio (66)         Chairman     2/04 to Present      Acting Commissioner of         66                 None
1 Corporate Way                 of the                            Insurance for the State
Lansing, MI 48951               Board                             of Michigan (1/90 to
                                                                  5/90) (8/97 to 5/98)
                                Manager      6/03 to Present

Michelle Engler (46)            Manager      4/00 to Present      Attorney (1983 to              66            Director of
1 Corporate Way                                                   Present)                                     Federal Home Loan
Lansing, MI 48951                                                 First Lady of the State                      Mortgage
                                                                  of Michigan (1990-2002)                      Corporation
                                                                  Michigan Community
                                                                  Service Commission
                                                                  Chair (1991-2000)

Joseph Frauenheim (70)          Manager      12/03 to Present     Consultant (Banking)           66                 None
1 Corporate Way
Lansing, MI 48951

Richard McLellan (62)           Manager      12/03 to Present     Member, Dykema Gossett         66                 None
1 Corporate Way                                                   PLLC (law firm)
Lansing, MI 48951


----------------------

* Mr. Fritts is an "interested person" of the Fund due to his position with Jackson National Life Insurance Company, which is the parent company of the Adviser and Distributor.




                                          MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC,
                                          JNL VARIABLE FUND III LLC, JNL VARIABLE FUND V LLC
                                                     AND JNLNY VARIABLE FUND I LLC
                                                (COLLECTIVELY, THE JNL VARIABLE FUNDS)

                                                                                                NUMBER OF
                                   CURRENT                                                    PORTFOLIOS IN
                                  POSITION                                                  THE FUND COMPLEX
   MANAGER/OFFICER (AGE) AND      WITH THE      LENGTH OF TIME      PRINCIPAL OCCUPATION     OVERSEEN BY THE   OTHER MANAGERSHIPS
            ADDRESS                 TRUST           SERVED          FOR THE PAST 5 YEARS         MANAGER       HELD BY THE MANAGER
--------------------------------
OFFICERS
Mark D. Nerud (38)               Vice         2/99 to Present     Chief Financial Officer   Not Applicable     Not Applicable
225 West Wacker Drive            President                        (11/00 to Present; Vice
Chicago, IL 60606                                                 President, Treasurer,
                                 Treasurer,   12/02 to            Chief Financial Officer
                                              Present             and Chief Financial
                                                                  other Investment
                                                                  Officer of Companies
                                                                  advised by the Adviser;
                                                                  Vice President - Fund
                                                                  Accounting &
                                                                  Administration of
                                                                  Jackson National Life
                                                                  Insurance Company (1/00
                                                                  to Present)

Susan S. Rhee (33)               Vice         2/04 to             Secretary of the          Not Applicable     Not Applicable
1 Corporate Way                  President,   Present             Adviser (11/00 to
Lansing, MI 48951                Counsel                          Present); Assistant
                                                                  Vice President of
                                 Secretary                        Jackson National Life
                                                                  Insurance Company (8/03
                                                                  to Present); Associate
                                                                  General Counsel of
                                                                  Jackson National Life
                                                                  Insurance Company (7/01
                                                                  to Present), Senior
                                                                  Attorney of Jackson
                                                                  National Life Insurance
                                                                  Company (1/00 to 7/01);
                                                                  Goldman, Sachs & Co.
                                                                  (10/99 to 12/99); Van
                                                                  Eck Associates
                                                                  Corporation (9/97 to
                                                                  10/99)



The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), or writing the JNL Variable Funds Service Center, P.O. Box 378002, Denver, Colorado 80237-8003 or by visiting www.jnl.com or www.jnlny.com.

                     MANAGERS OF THE JNL VARIABLE FUND LLC,
               JNL VARIABLE FUND III LLC, JNL VARIABLE FUND V LLC
                          AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)

The Managers and officers are interested persons of the JNL Variable Funds or the Adviser and do not receive any compensation from the JNL Variable Funds for their services as Managers or officers. The following persons, who are disinterested Managers of the JNL Variable Funds, received from the JNL Variable Funds the compensation amounts indicated for the services as such.


                                                PENSION OR RETIREMENT      ESTIMATED       TOTAL COMPENSATION
                                AGGREGATE        BENEFITS ACCRUED AS        ANNUAL            FROM FUNDS AND
                               COMPENSATION            PART OF           BENEFITS UPON          FROM FUND
                             FROM THE FUNDS*        FUND EXPENSES         RETIREMENT             COMPLEX
                             ---------------        -------------         ----------            ---------
MANAGER

Joseph Frauenheim                $82,500               $0                     $0                 $82,500
Richard McLellan                 $77,500                   $0                 $0                 $77,500
Dominic D'Annunzio               $87,500                   $0                 $0                 $87,500**
Michael Bouchard                 $77,500                   $0                 $0                 $77,500
Michelle Engler                  $77,500                   $0                 $0                 $77,500

* The fees paid to the independent Managers are paid for combined meetings of the funds in the fund complex. The fees are allocated to the funds and it affiliated investment companies on a pro-rata basis based on net assets. **Mr.
D'Annunzio deferred $19,583.32.


                             PROXY VOTING GUIDELINES

Jackson National Asset Management, LLC, the fund's adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson National Life Insurance Company's website at www.jnl.com or Jackson National Life Insurance Company of New York's website at www.jnlny.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. Amendments were approved in order to comply with the amendments of Rule 17j-1. No waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant does not have a Financial Expert on its Board. The Registrant has determined that the financials do not involve the complexities of public company financials and that the accounting methodologies of investment companies are well established under the Investment Company Act of 1940 and therefore, a financial expert is not necessary.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

KPMG billed the Company aggregate fees for professional services rendered for the fiscal years ending December 31, 2004, and December 31, 2003, as follows:

                                      2004

Company                         Audit Fees      Audit-Related Fees      Tax Fees        All Other Fees      Total Fees

JNL Variable Fund I              $ 88,500         $ 6,469                $ 23,555              $0               $ 118,524


                                      2003

Company                         Audit Fees      Audit-Related Fees      Tax Fees        All Other Fees      Total Fees

JNL Variable Fund I              $44,260               $0                $7,800             $0               $52,060

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the Fund's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors' independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the Fund on the same terms as the full Audit Committee previously had approved for the then existing funds.

(e)(2) None

(f) 0%

(g) KPMG was paid $27,600 for 2004 and $26,523 for 2003 to perform an internal control review pursuant to SAS No. 70 related to JNAM's fund accounting procedures. For the fiscal years ended December 31, 2003 and December 31, 2004, KPMG did not provide any other non-audit services to JNAM and its affiliates that provide ongoing services to the Company, other then the SAS 70.

(h) The Audit Committee pre-approved the SAS No. 70 review described above when the Audit Committee approved KPMG as Auditors for fiscal years 2004 and 2003, and did not find provision of these services to be incompatible with maintaining the auditors independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Schedule of Investments

Included as a Part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 9. Purchases of Equity Securties by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

     (a) In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of February 24, 2005, and have concluded that our disclosure controls and procedures are effective.

     (b) There was no change in our internal control over financial reporting during our last fiscal half-year that has materially affected, or is reasonably likely to materially affect, our internal control over financial reporting.

Item 12. Exhibits

        a. (1) The Registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.
           (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
           (3)  Not Applicable.

        b. (1)The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 4th day of March 2005.

JNL Variable Fund LLC
(Registrant)

By:   /s/ Robert A. Fritts
      ----------------------------
      Robert A. Fritts, President



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts               President                  March 4, 2005
-------------------------
Robert A. Fritts


/s/ Mark D. Nerud                Chief Financial Officer      March 4, 2005
-------------------------
Mark D. Nerud

                                  EXHIBIT LIST

Exhibit 12(a)(1)        Registrant's Code of Ethics.

Exhibit 12(a)(2) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

                        Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(b)(1)        Certification required by Rule 30a-2(b) under the Act.